1933 Act No. 333-37453
                                                       1940 Act No. 811-08413

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [ ]
    Pre-Effective Amendment No.                                           [ ]
    Post-Effective Amendment No. 21                                       [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [ ]
     Amendment No. 22                                                     [X]


                             EVERGREEN EQUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[X]  immediately upon filing pursuant to paragraph (b)
[ ]  on (date) pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                             EVERGREEN EQUITY TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 21
                                       to
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 21 to Registrant's Registration Statement No. 333-37453/811-08413 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page

                                     PART A
                                     ------

      Prospectus for Evergreen Balanced Fund, Evergreen Foundation Fund and Evergreen Tax Strategic Foundation Fund is contained in Post-Effective
  Amendment No. 16 to Registration Statement No. 333-37453/811-08413 filed on
             July 29, 1999 and is incorporated by reference herein.


       Prospectuses for Evergreen Fund, Evergreen Aggressive Growth Fund, Evergreen Omega Fund, Evergreen Small Company Growth Fund, Evergreen
     Strategic Growth Fund, Evergreen Stock Selector Fund and Evergreen Tax
       Strategic Equity Fund contained in Post-Effective Amendment No. 12 to Registration Statement No. 333-37453/811-08413 filed on
             February 1, 1999 are incorporated by reference herein.


     Prospectuses for Evergreen Masters Fund contained in Post-Effective
       Amendment No. 11 to Registration Statement No.333-37453/811-08413
                  filed on December 29, 1998 are incorporated by
                               reference herein.

   Prospectuses for Evergreen Growth Fund (formerly Mentor Growth Portfolio), Evergreen Capital Growth Fund (formerly Mentor Capital Growth Portfolio),
     Evergreen Capital Balanced Fund (formerly Mentor Balanced Portfolio),
        Evergreen Capital Income and Growth Fund (formerly Mentor Income and Growth Portfolio) contained in Post-Effective Amendment No. 21 to the Registration Statement of Mentor Funds Registration
             Nos. 33-45315/811-6550 filed on November 30, 1998 are
                        incorporated by reference herein

           Prospectus for Evergreen America's Utility Fund (formerly America's Utility Fund, Inc.) contained in Post-Effective Amendment No. 10 to the Registration Statement of America's Utility Fund, Inc.
    Registration Nos. 33-45437/811-6549 filed on May 3, 1999 is incorporated by reference herein

        Prospectus for Evergreen Equity Income Fund, Evergreen Growth and Income Fund, Evergreen Income and Growth Fund, Evergreen Small Cap
          Value Fund, Evergreen Value Fund, Evergreen Utility Fund and
              Evergreen Blue Chip Fund is contained herein


                                     PART B
                                     ------

   Statement of Additional Information for Evergreen Balanced Fund, Evergreen Foundation Fund and Evergreen Tax Strategic Foundation Fund is contained in
         Post-Effective Amendment No. 16 to Registration Statement No. 333-37453/811-08413 filed on July 29, 1999 and is incorporated by reference herein.

        Statement of Additional Information for Evergreen Fund, Evergreen
         Aggressive Growth Fund, Evergreen Omega Fund, Evergreen Small
 Company Growth Fund, Evergreen Strategic Growth Fund, Evergreen Stock Selector
      Fund, Evergreen Tax Strategic Equity Fund and Evergreen Masters Fund contained in Post-Effective Amendment No. 12 to Registration Statement
        No. 333-37453/811-08413 filed on February 1, 1999 is incorporated by reference herein.

     Statement of Additional Information for Evergreen Growth Fund (formerly Mentor Growth Portfolio), Evergreen Capital Growth Fund (formerly Mentor
      Capital Growth Portfolio), Evergreen Capital Balanced Fund (formerly Mentor Balanced Portfolio), Evergreen Capital Income and Growth Fund
    (formerly Mentor Income and Growth Portfolio) contained in Post-Effective Amendment No. 21 to the Registration Statement of Mentor Funds Registration
              Nos. 33-45315/811-6550 filed on November 30, 1998 is
                        incorporated by reference herein

       Statement of Additional Information for Evergreen America's Utility
    Fund (formerly America's Utility Fund, Inc.) contained in Post-Effective Amendment No. 10 to the Registration Statement of America's Utility Fund, Inc.
    Registration Nos. 33-45437/811-6549 filed on May 3, 1999 is incorporated by reference herein

     Statement of Additional Information for Evergreen Equity Income Fund,
       Evergreen Growth and Income Fund, Evergreen Income and Growth Fund,
          Evergreen Small Cap Value Fund, Evergreen Value Fund,
        Evergreen Utility Fund and Evergreen Blue Chip Fund
                                 is contained herein

                                     PART C
                                     ------

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                             EVERGREEN EQUITY TRUST

                                     PART A

                         SUPPLEMENT TO THE PROSPECTUSES
                                       OF
                       EVERGREEN SELECT FIXED INCOME FUNDS
                          EVERGREEN SELECT EQUITY FUNDS
                       EVERGREEN SELECT MONEY MARKET FUNDS
                      EVERGREEN STATE MUNICIPAL BOND FUNDS
                  EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS
                     EVERGREEN NATIONAL MUNICIPAL BOND FUNDS
                         EVERGREEN DOMESTIC GROWTH FUNDS
                            EVERGREEN BALANCED FUNDS
                        EVERGREEN GROWTH AND INCOME FUNDS
                         EVERGREEN LONG TERM BOND FUNDS
                EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS
                 EVERGREEN INTERNATIONAL AND GLOBAL GROWTH FUNDS
                          EVERGREEN MONEY MARKET FUNDS
                       EVERGREEN SELECT EQUITY INCOME FUND
                      EVERGREEN SELECT SPECIAL EQUITY FUND

                             (the "Evergreen Funds")

         The table under the section titled How To Buy Shares of each Evergreen Funds' prospectus is supplemented as follows:

         Systematic Investment Plan (SIP)+

     + Evergreen Investment Services, Inc. (EIS) will fund the minimum $50 initial investment in Evergreen Fund shares for customers of First Union enrolling in a SIP that are eligible under the Five Star Program. To be eligible for the Five Star Program customers of First Union must meet certain minimum thresholds on various accounts. The Five Star Program is limited to one per household. This limitation does not apply to custodial accounts. The Evergeen Funds may cease participation in this program at any time. If the trade is redeemed or cancelled within 90 days of initial investment, EIS reserves the right to reclaim the original $50 investment.






November 15, 1999                                               551358  (11/99)

                       EVERGREEN GROWTH AND INCOME FUNDS

   Evergreen Blue Chip Fund

   Evergreen Equity Income Fund

   Evergreen Growth and Income Fund
   Evergreen Income and Growth Fund

   Evergreen Small Cap Value Fund

   Evergreen Utility Fund

   Evergreen Value Fund
   Class A
   Class B
   Class C                                             [LOGO OF EVERGREEN FUNDS]

   Class Y

   Prospectus, December 1, 1999

   The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                               TABLE OF CONTENTS


FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks....................................................   1

Evergreen Blue Chip Fund..................................................   2

Evergreen Equity Income Fund (formerly known as Evergreen Fund for Total
 Return)..................................................................   4

Evergreen Growth and Income Fund..........................................   6

Evergreen Income and Growth Fund..........................................   8

Evergreen Small Cap Value Fund (formerly known as Evergreen Small Cap
 Equity Income Fund)......................................................  10

Evergreen Utility Fund....................................................  12

Evergreen Value Fund......................................................  14


GENERAL INFORMATION:

The Funds' Investment Advisors............................................  16

The Funds' Portfolio Managers.............................................  16

Calculating The Share Price...............................................  17

How to Choose an Evergreen Fund...........................................  18

How to Choose the Share Class that Best Suits You.........................  18

How to Buy Shares.........................................................  20

How to Redeem Shares......................................................  21

Other Services............................................................  22

The Tax Consequences of Investing in the Funds............................  22

Fees and Expenses of the Funds............................................  23

Financial Highlights......................................................  24

Other Fund Practices......................................................  40

In general, Funds included in this prospectus seek to provide investors with a combination of capital growth and current income. The proportion of growth versus income varies by Fund. The Evergreen Growth and Income Funds tend to have less risk, volatility and growth potential than more aggressive stock funds.



 Fund Summaries Key
 Each Fund's summary is organized around the following basic topics and questions:

    INVESTMENT GOAL
    What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

    INVESTMENT STRATEGY
    How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

    RISK FACTORS
    What are the specific risks for an investor in the Fund?

    PERFORMANCE
    How well has the Fund performed in the past year? The past five years? The past ten years?

    EXPENSES
    How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                             OVERVIEW OF FUND RISKS

   Growth
     and
    Income
    Funds

typically rely on a combination of the following strategies:

 . investing in companies that have a history of paying regular dividends in order to cushion stock market fluctuations with a steady stream of income; . investing a portion of the Fund in bonds and convertible securities to lower overall risk and provide regular income;
 . investing in companies whose stock price is lower than the Fund's managers believe the true, "fundamental" price should be; and

 . selling a portfolio investment when the issuer's investment fundamentals begin to deteriorate, when the investment no longer appears to meet the Fund's investment objective, when the Fund must meet redemptions, or for other investment reasons which the portfolio manager deems necessary.

may be appropriate for investors who:

 . want an investment with moderate volatility relative to more aggressive stock funds; and

 . want a combination of growth potential and regular dividend income potential.

Following this overview, you will find information on each Growth and Income Fund's specific investment strategies and risks.
 ................................................................................

 Risk Factors For All Mutual Funds
 Please remember that mutual fund shares are:
 . not guaranteed to achieve their investment goal

 . not a deposit with a bank

 . not insured, endorsed or guaranteed by the FDIC or any government agency

 . subject to investment risks, including possible loss of your original investment

 Like most investments, your investment in an Evergreen Growth and Income Fund could fluctuate significantly in value over time and could result in a loss of money.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:
Stock Market Risk

Your investment will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the value of and dividend yield and total return earned on your investment would likely decline. Even if general economic conditions do not change, the value of and dividend yield and total return earned on your investment would decline if the particular industries, companies or sectors your Fund invests in do not perform well.

Market Capitalization Risk

Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk

Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A fund may outperform other funds that employ a different style. A fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are out of favor or undervalued in comparison to their peers due to adverse business developments or other factors. Value oriented funds will typically underperform when growth investing is in favor.


Interest Rate Risk

When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Fund invests a significant portion of its portfolio in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of and total return earned on your investment may decline. When interest rates go down, interest earned by your Fund on its debt investments may also decline, which could cause the Fund to reduce the dividends it pays.


Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. If your Fund invests in debt securities, then the value of and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis.

Foreign Investment Risk
A Fund's investment in non-U.S. securities could expose it to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of and total return earned on your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

                                                         GROWTH AND INCOME FUNDS

                                   EVERGREEN

                                Blue Chip Fund

 FUND FACTS:

 Goal:
 . Capital Growth
 . Long-term Growth of Income

 Principal Investment:

 . Large-Cap U.S. Common Stocks

 Classes of Shares Offered in This Prospectus:
 . Class A
 . Class B
 . Class C

 . Class Y

 Investment Advisor:
 . Evergreen Investment Management Company

 Portfolio Manager:
 . Judith A. Warners

 NASDAQ Symbols:
 . EKNAX (Class A)
 . EKNBX (Class B)

 Dividend Payment Schedule:
 . Quarterly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks the best possible growth of capital and long-term growth of income.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests primarily in common stocks of well-established, large U.S. companies with a long history of performance, typically recognizable names representing a broad range of industries. To provide balance, the Fund also invests in quality medium-sized companies. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities. "Value" securities are securities which the Fund's portfolio manager believes are undervalued. "Growth" securities are securities of companies which the Fund's portfolio manager believes have anticipated earnings ranging from steady to accelerated growth. Buy and sell decisions are based primarily on fundamental analysis to identify companies with leading positions within their industry, solid managements and strategies, and a trend of stable or accelerating profits.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 . Stock Market Risk

 . Market Capitalization Risk

 . Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

GROWTH AND INCOME FUNDS

                                   EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss of the Fund's Class B shares in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class B Shares (%)

                                    [CHART]

  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
 29.26   -5.21   28.84    0.05    9.81   -5.90   31.93   21.05   30.52   17.73

Best Quarter:4th Quarter 1998+17.75%

Worst Quarter:3rd Quarter 1990-12.15%

Year to date total return through 9/30/1999 is +6.71%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/1998), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 500 Index, which is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities nor any management fees. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/1998)*

               Inception                                                         Performance
                 Date                                                               Since
               of Class          1 year          5 year          10 year          9/11/1935

  Class A      1/20/1998         13.09%          17.81%           15.18%             9.22%
  Class B      9/11/1935         12.73%          18.02%           14.88%             9.10%
  Class C      1/22/1998         17.02%          18.11%           14.79%             9.07%
  Class Y      4/30/1999         18.90%          19.23%           16.00%             9.36%
  S&P 500                        28.72%          24.09%           19.22%            12.31%

* Historical performance shown for Classes A, C, and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees for Class A are 0.25%, for Class B are 1.00%, and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had not been eliminated, returns would have been lower.


   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder
  Transaction
  Expenses          Class A Class B Class C Class Y

  Maximum sales      4.75%    None    None   None
  charge imposed
  on purchases (as
  a % of offering
  price)
  Maximum deferred   None*   5.00%   1.00%   None
  sales charge (as
  a % of either
  the redemption
  amount or
  initial
  investment,
  whichever is
  lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

           Management 12b-1  Other       Total Fund
              Fees    Fees  Expenses Operating Expenses

  Class A     0.60%   0.25%   0.35%         1.20%
  Class B     0.60%   1.00%   0.35%         1.95%

  Class C     0.60%   1.00%   0.35%         1.95%
  Class Y     0.60%   0.00%   0.35%         0.95%

+Actual for the fiscal year ended 7/31/1999.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                Assuming Redemption at         Assuming
                     End of Period           No Redemption
            ------------------------------- ---------------
  After:    Class A Class B Class C Class Y Class B Class C
  1 year    $  591  $  698  $  298  $   97  $  198  $  198

  3 years   $  838  $  912  $  612  $  303  $  612  $  612
  5 years   $1,103  $1,252  $1,052  $  525  $1,052  $1,052

  10 years  $1,860  $1,989  $2,275  $1,166  $1,989  $2,275

                                                         GROWTH AND INCOME FUNDS

                                   EVERGREEN

                           Equity Income Fund
 FUND FACTS:

 Goal:

 .Current Income

 .Capital Growth

 Principal Investments:

 . Large- and Medium-Cap Common Stocks

 Classes of Shares Offered in This Prospectus:
 . Class A
 . Class B
 . Class C

 . Class Y

 Investment Advisor:
 . Evergreen Investment Management Company

 Portfolio Manager:

 . Harlan R. Sonderling

 NASDAQ Symbols:
 . EKTAX (Class A)
 . EKTBX (Class B)
 . EKTCX (Class C)

 Dividend Payment Schedule:
 Quarterly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks primarily current income and secondarily capital growth.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 65% in common stocks of large, established companies (above $5 billion in market capitalization) with a history of dividend payments. The Fund may also invest in low or non-dividend paying common stocks, preferred stocks and convertible securities, up to 35% of its assets in bonds (including lower credit quality bonds, also known as junk bonds), and up to 50% of its assets in foreign securities. Generally, the Fund invests in stocks which the portfolio manager believes are undervalued relative to their true values and exhibit positive trends in their underlying operations and earnings expectations. Investment decisions are made using a combination of investment analysis and techniques designed to construct a portfolio that offers a high income stream and low price fluctuation.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 . Stock Market Risk

 . Market Capitalization Risk

 . Investment Style Risk
 . Interest Rate Risk
 . Credit Risk
 . Foreign Investment Risk

Below investment grade bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

GROWTH AND INCOME FUNDS

                                   EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss of the Fund's Class A shares in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

                                    [CHART]

   1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
  26.74   -2.31   25.19    4.72   12.82   -3.98   29.51   26.99   24.07   13.92

Best Quarter:4th Quarter 1998+13.53%

Worst Quarter:3rd Quarter 1998-9.55%

Year to date total return through 9/30/1999 is +0.04%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/1998), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 500 Index and the Lehman Brothers Aggregate Index. The S&P 500 Index is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks and is often used to indicate the performance of the overall stock market. The Lehman Brothers Aggregate Index (LBAI) is an unmanaged index tracking the performance of U.S. investment grade fixed rate securities. An index does not include transaction costs associated with buying and selling securities nor any management fees. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/1998)*

               Inception                                                         Performance
                 Date                                                               Since
               of Class          1 year          5 year          10 year          4/14/1987

  Class A      4/14/1987          8.51%          16.28%           14.55%            12.63%
  Class B       2/1/1993          8.02%          16.26%           14.57%            12.65%
  Class C       2/1/1993         11.99%          16.48%           14.58%            12.66%
  Class Y      1/13/1997         14.12%          17.45%           15.13%            13.12%
  S&P 500                        28.72%          24.09%           19.22%            16.45%
  LBAI                            8.69%           7.27%            9.26%             8.95%

* Historical performance shown for Classes B, C, and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher.



   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder
  Transaction
  Expenses          Class A Class B Class C Class Y

  Maximum sales      4.75%    None    None   None
  charge imposed
  on purchses (as
  a % of offering
  price)
  Maximum deferred   None*   5.00%   1.00%   None
  sales charge (as
  a % of either
  the redemption
  amount or
  initial
  investment,
  whichever is
  lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

           Management 12b-1  Other       Total Fund
              Fees    Fees  Expenses Operating Expenses

  Class A    0.63%    0.25%  0.30%          1.18%
  Class B    0.63%    1.00%  0.30%          1.93%
  Class C    0.63%    1.00%  0.30%          1.93%
  Class Y    0.63%    0.00%  0.30%          0.93%

+Restated for the fiscal year ended 7/31/1999 to reflect current fees.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                     Assuming Redemption at                       Assuming
                          End of Period                         No Redemption
              -------------------------------------------     -------------------
   After:     Class A     Class B     Class C     Class Y     Class B     Class C
  1 years     $  590      $  696      $  296      $   95      $  196      $  196
  3 years     $  832      $  906      $  606      $  296      $  606      $  606
  5 years     $1,093      $1,242      $1,042      $  515      $1,042      $1,042
  10 years    $1,839      $1,968      $2,254      $1,143      $1,968      $2,254

                                                         GROWTH AND INCOME FUNDS

                                   EVERGREEN

                            Growth and Income Fund

 FUND FACTS:

 Goals:
 . Capital Growth
 . Current Income

 Principal Investments:

 . Medium-Cap U.S. Common Stocks

 Classes of Shares Offered in This Prospectus:
 . Class A
 . Class B
 . Class C

 . Class Y

 Investment Advisor:
 . Evergreen Asset Management Corp.

 Portfolio Managers:

 . Philip M. Foreman

 . Irene D. O'Neill

 NASDAQ Symbols:

 . EGIAX (Class A)

 . EGIBX (Class B)

 . EGICX (Class C)

 . EVVTX (Class Y)

 Dividend Payment Schedule:
 . Quarterly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks capital growth in the value of its shares and current income.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests primarily in the common stocks of mid-sized U.S. companies. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities. The Fund's managers look for companies which are temporarily undervalued in the marketplace but which display certain characteristics of growth such as earning a high return on investment and having some kind of competitive advantage in their industry. The Fund may also invest up to 25% of its assets in foreign securities.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 . Stock Market Risk

 . Market Capitalization Risk

 . Investment Style Risk

 . Foreign Investment Risk

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

GROWTH AND INCOME FUNDS

                                   EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class Y shares of the Fund in each of the past ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)


                                   [GRAPH]

  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
 25.41   -4.47   25.82   13.84   14.40    1.70   32.90   23.80   31.25    5.23

Best Quarter:2nd Quarter 1997+15.57%

Worst Quarter:3rd Quarter 1998-14.31%

Year to date total return through 9/30/1999 is -2.17%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/1998), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 400 Index; an unmanaged index tracking the performance of 400 mid-cap publicly-traded U.S. stocks. An index does not include transaction costs associated with buying and selling securities nor any management fees. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/1998)*

               Inception                                                        Performance
                Date of                                                            Since
                 Class            1 year         5 year         10 year         10/15/1986

  Class A        1/3/1995         -0.05%         16.87%         15.65%             14.32%
  Class B        1/3/1995         -0.81%         17.14%         15.89%             14.51%
  Class C        1/3/1995          3.15%         17.35%         15.89%             14.52%
  Class Y      10/15/1986          5.23%         18.25%         16.33%             14.87%
  S&P 400                         18.25%         18.67%         19.21%             17.04%

* Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Class A are .25%, for Class B are 1.00%, and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.


   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder
  Transaction
  Expenses          Class A Class B Class C Class Y

  Maximum sales      4.75%    None    None   None
  charge imposed
  on purchases (as
  a % of offering
  price)
  Maximum deferred   None*   5.00%   1.00%   None
  sales charge (as
  a % of either
  the redemption
  amount or
  initial
  investment,
  whichever is
  lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

               Management         12b-1           Other                Total Fund
                  Fees            Fees           Expenses         Operating Expenses

  Class A         0.89%           0.25%            0.29%                  1.43%
  Class B         0.89%           1.00%            0.29%                  2.18%
  Class C         0.89%           1.00%            0.29%                  2.18%
  Class Y         0.89%           0.00%            0.29%                  1.18%

+Actual for the fiscal year ended 7/31/1999.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                     Assuming Redemption at                       Assuming
                          End of Period                         No Redemption
              -------------------------------------------     -------------------
   After:     Class A     Class B     Class C     Class Y     Class B     Class C
  1 year      $  614      $  721      $  321      $  120      $  221      $  221
  3 years     $  906      $  982      $  682      $  375      $  682      $  682
  5 years     $1,219      $1,370      $1,170      $  649      $1,170      $1,170
  10 years    $2,107      $2,234      $2,513      $1,432      $2,234      $2,513

                                                         GROWTH AND INCOME FUNDS

                                   EVERGREEN

                            Income and Growth Fund
 FUND FACTS:

 Goal:
 . Current Income
 . Capital Growth

 Principal Investments:
 . Common Stocks
 . Convertible Securities

 Classes of Shares Offered in This Prospectus:
 . Class A
 . Class B
 . Class C

 . Class Y

 Investment Advisor:
 . Evergreen Asset Management Corp.

 Portfolio Managers:

 . Irene D. O'Neill

 . Philip M. Foreman

 NASDAQ Symbols:

 . ETRAX (Class A)

 . ETRBX (Class B)

 . EVTRX (Class Y)

 Dividend Payment Schedule:

 . Quarterly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks current income and capital growth in the value of its shares.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests primarily in common stocks and securities convertible into common stocks across all market capitalizations that on the purchase date pay a yield higher than the average yield of companies included in the S&P 500. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth-oriented equity securities. "Value" securities are securities which the Fund's portfolio managers believe are undervalued. "Growth" securities are securities of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth. The Fund intends to invest in investment grade fixed-income securities including bonds and convertible debt securities up to 25% of its assets. The Fund may also invest up to 50% of its assets in foreign securities.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 . Stock Market Risk

 . Market Capitalization Risk

 . Investment Style Risk
 . Interest Rate Risk
 . Credit Risk
 . Foreign Investment Risk



For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

GROWTH AND INCOME FUNDS

                                   EVERGREEN


   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class Y shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)

                                    [CHART]

  1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
 16.83   -6.30   22.99   10.03   12.92   -6.42   23.86   12.89   25.58   -0.79

Best Quarter:2nd Quarter 1997+10.65%

Worst Quarter:3rd Quarter 1998-11.55%

Year to date total return through 9/30/1999 is +7.72%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/1998), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Wilshire 5000 Index; an unmanaged index tracking the performance of the largest 5000 publicly-traded U.S. stocks, so it includes a broader range of market capitalizations than the S&P 500 Index. An index does not include transaction costs associated with buying and selling securites nor any managment fees. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/1998)*

                    Inception                                               Performance
                     Date of                                                   Since
                      Class         1 year       5 year       10 year        8/31/1978

  Class A            1/3/1995       -5.79%        9.00%        9.91%          13.62%
  Class B            1/3/1995       -6.07%        9.15%       10.13%          13.74%
  Class C            1/3/1995       -2.64%        9.42%       10.13%          13.73%
  Class Y           8/31/1978       -0.79%       10.27%       10.55%          13.95%
  Wilshire 5000                     23.43%       21.78%       18.11%          16.51%

*Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C, have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00%, and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder
  Transaction
  Expenses          Class A Class B Class C Class Y

  Maximum sales      4.75%    None    None   None
  charge imposed
  on purchases (as
  a % of offering
  price)
  Maximum deferred   None*   5.00%   1.00%   None
  sales charge (as
  a % of either
  the redemption
  amount or
  initial
  investment,
  whichever is
  lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

           Management 12b-1  Other       Total Fund
              Fees    Fees  Expenses Operating Expenses

  Class A    0.99%    0.25%  0.22%          1.46%
  Class B    0.99%    1.00%  0.22%          2.21%
  Class C    0.99%    1.00%  0.22%          2.21%
  Class Y    0.99%    0.00%  0.22%          1.21%

+Actual for the fiscal year ended 7/31/1999

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                Assuming Redemption at         Assuming
                     End of Period           No Redemption
            ------------------------------- ---------------
   After:   Class A Class B Class C Class Y Class B Class C

   1 year   $  617  $  724  $  324  $  123  $  224  $  224
   3 years  $  915  $  991  $  691  $  384  $  691  $  691
   5 years  $1,235  $1,385  $1,185  $  665  $1,185  $1,185
  10 years  $2,138  $2,266  $2,544  $1,466  $2,266  $2,544

                                                         GROWTH AND INCOME FUNDS

                                   EVERGREEN

                          Small Cap Value Fund

 FUND FACTS:

 Goals:
 . Current Income
 . Capital Growth

 Principal Investments:

 . Small-Cap U.S. Common Stocks

 Classes of Shares
 Offered in This Prospectus:
 . Class A
 . Class B
 . Class C

 . Class Y

 Investment Advisor:
 . Evergreen Asset Management Corp.

 Portfolio Managers:

 . Edwin D. Miska

 . Jordan Alexander

 NASDAQ Symbols:

 . ESQAX (Class A)

 . ESCIX (Class B)

 . ESCCX (Class C)

 . ESCEX (Class Y)

 Dividend Payment Schedule:

 . Quarterly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks current income and capital growth in the value of its shares.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests primarily in common stocks of small U.S. companies (less than $1 billion in market capitalization). The Fund's equity securities will include common stocks and securities convertible into common stocks. The Fund's managers seek to limit the investment risk of small company investing by seeking stocks that produce regular income and trade below what the managers consider their intrinsic value. The Fund's managers looks specifically for various growth triggers, or catalysts, that will bring the stock's price into line with its actual or potential value, such as new products, new management, changes in regulation and/or restructuring potential.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 . Stock Market Risk

 . Market Capitalization Risk

 . Investment Style Risk
 . Interest Rate Risk



For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

GROWTH AND INCOME FUNDS

                                   EVERGREEN


   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class Y shares of the Fund in each calendar year since the Class Y shares' inception on 10/1/1993. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses.

Year-by-Year Total Return for Class Y Shares (%)


                                    [GRAPH]

   1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
                                          -0.70   29.10   22.40   33.62   -9.39

Best Quarter:  3rd Quarter 1997+13.26%

Worst Quarter: 3rd Quarter 1998-13.36%


Year to date total return through 9/30/1999 is +2.08%.

The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/1998), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the Russell 2000 Index and the Wilshire Small Cap Value Index. The Russell 2000 Index is an unmanaged index tracking the performance of 2000 publicly-traded U.S. stocks and is often used to indicate the performance of the broad stock market, including smaller companies. The Wilshire Small Cap Value Index is an unmanaged index tracking the performance of small cap value stocks. An index does not include transaction costs associated with buying and selling securities nor any management fees. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/1998)*

                           Inception                                 Performance
                             Date                                       Since
                           of Class    1 year    5 year    10 year     10/1/1993
  Class A                   1/3/1995   -13.88%   12.37%      N/A       12.28%
  Class B                   1/3/1995   -14.67%   12.55%      N/A       12.55%
  Class C                  1/24/1995   -11.18%   12.76%      N/A       12.64%
  Class Y                  10/1/1993    -9.39%   13.71%      N/A       13.54%
  Russell 2000                          -2.55%   11.87%      N/A       11.81%
  Wilshire Sm. Cap Value                -4.87%   13.09 %     N/A       12.09%

* Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C, have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00%, and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.


   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder
  Transaction
  Expenses          Class A Class B Class C Class Y

  Maximum sales      4.75%   None     None   None
  charge imposed
  on purchases (as
  a % of offering
  price)
  Maximum deferred    None*  5.00%   1.00%   None
  sales charge (as
  a % of either
  the redemption
  amount or
  initial
  investment,
  whichever is
  lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

           Management 12b-1  Other       Total Fund
              Fees    Fees  Expenses Operating Expenses

  Class A    1.00%    0.25%  0.42%          1.67%
  Class B    1.00%    1.00%  0.42%          2.42%
  Class C    1.00%    1.00%  0.42%          2.42%
  Class Y    1.00%    0.00%  0.42%          1.42%

+Actual for the fiscal year ended 7/31/1999.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                Assuming Redemption at         Assuming
                     End of Period           No Redemption
            ------------------------------- ---------------
  After:    Class A Class B Class C Class Y Class B Class C
  1 year    $  637  $  745  $  345  $  145  $  245  $  245

  3 years   $  976  $1,055  $  755  $  449  $  755  $  755
  5 years   $1,339  $1,491  $1,291  $  776  $1,291  $1,291

  10 years  $2,357  $2,484  $2,756  $1,702  $2,484  $2,756

                                                         GROWTH AND INCOME FUNDS

                                   EVERGREEN

                                 Utility Fund
 FUND FACTS:

 Goal:
 . High Current Income
 . Moderate Capital Growth

 Principal Investments:
 . Stocks and Bonds of Utility Companies

 Classes of Shares Offered in This Prospectus:
 . Class A
 . Class B
 . Class C

 . Class Y

 Investment Advisor:

 . Evergreen Investment Management

 Portfolio Managers:

 . Doris Kelley-Watkins

 . Matthew D. Finn

 NASDAQ Symbols:
 . EVUAX (Class A)
 . EVUBX (Class B)

 Dividend Payment Schedule:
 Monthly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks high current income and moderate capital growth.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 65% of its assets in common, preferred and convertible preferred stocks and investment grade bonds/convertible debentures of utility companies (oil, gas, electric, telecommunications) of any size. The Fund may also invest up to 35% of its assets in common stocks of non-utility companies, and up to 10% in foreign securities. The Fund's managers consider a number of factors when selecting utility company stocks: a history of high dividends and profits; the size of the company's market and market share; competitive or technological advantages that may help it in the future; potential merger activity; and the projected volatility of the company or industry. The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value and growth oriented equity securities.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 . Stock Market Risk

 . Market Capitalization Risk

 . Investment Style Risk
 . Interest Rate Risk
 . Credit Risk
 . Foreign Investment Risk

In addition, the value of your investment in the Fund could be negatively affected by adverse developments in the utility industry. These could include decreases in the demand for utility company products and services, increased competition resulting from deregulation, and rising energy costs, among others. Such developments also could cause utility companies to reduce the dividends they pay on their stock, potentially decreasing the dividends you receive from the Fund. Finally, utility companies typically borrow heavily to support continuing operations. Increases in interest rates could increase utility companies' borrowing costs, which could adversely impact their financial results and stock price, and ultimately the value and total return of your Fund shares.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

GROWTH AND INCOME FUNDS

                                   EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each calendar year since the Class A shares' inception on 1/4/1994. It should give you a general idea of how the Fund's return has varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

                                    [CHART]

   1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
                                                  30.70    4.40   29.35   11.33

Best Quarter:4th Quarter 1997+13.00%

Worst Quarter:3rd Quarter 1996-4.37%


Year to date total return through 9/30/1999 is +13.09%.

The next table lists the Fund's average annual total return by class over the past one year and since inception (through 12/31/1998), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 500 Index and the S&P Utilities Index. The S&P 500 Index is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks and is often used to indicate the performance of the overall stock market. The S&P Utilities Index tracks the performance of utility stocks within the larger S&P 500 Index, which are investments similar to the Fund's. An index does not include transaction costs associated with buying and selling securities nor any management fees. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/1998)*

               Inception                                                     Performance
                 Date                                                           Since
               of Class          1 year        5 year        10 year          1/4/1994

  Class A       1/4/1994          6.01%         N/A            N/A             12.09%
  Class B       1/4/1994          5.58%         N/A            N/A             12.10%
  Class C       9/2/1994          9.43%         N/A            N/A             12.44%
  Class Y      2/28/1994         11.51%         N/A            N/A             13.44%
  S&P 500                        28.72%         N/A            N/A             23.66%
  S&P Utilities Index            14.77%         N/A            N/A             13.99%

* Historical performance shown for Classes C and Y prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. These historical returns for Classes C and Y have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00%, and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class Y would have been higher.


   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fee paid directly from your investment)

  Shareholder
  Transaction
  Expenses          Class A Class B Class C Class Y

  Maximum sales      4.75%    None    None   None
  charge imposed
  on purchses (as
  a % of offering
  price)
  Maximum deferred   None*   5.00%   1.00%   None
  sales charge (as
  a % of either
  the redemption
  amount or
  initial
  investment,
  whichever is
  lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                Management           12b-1            Other                 Total Fund
                   Fees              Fees            Expenses           Operating Expenses

  Class A         0.50%              0.25%            0.28%                    1.03%
  Class B         0.50%              1.00%            0.27%                    1.77%
  Class C         0.50%              1.00%            0.27%                    1.77%
  Class Y         0.50%              0.00%            0.27%                    0.77%

+Actual for the fiscal year ended 7/31/1999.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                     Assuming Redemption at                       Assuming
                          End of Period                         No Redemption
              -------------------------------------------     -------------------
   After:     Class A     Class B     Class C     Class Y     Class B     Class C
  1 year      $  575      $  680      $  280       $ 79       $  180      $  180
  3 years     $  787      $  857      $  557       $246       $  557      $  557
  5 years     $1,017      $1,159      $  959       $428       $  959      $  959
  10 years    $1,675      $1,797      $2,084       $954       $1,797      $2,084

                                                         GROWTH AND INCOME FUNDS

                                   EVERGREEN

                                  Value Fund

 FUND FACTS:

 Goals:
 . Long-term Capital Growth
 . Current Income

 Principal Investments:

 . Medium- and Large-Cap Common Stocks

 . Medium- and Large-Cap

 Classes of Shares Offered in This Prospectus:
 . Class A
 . Class B
 . Class C

 . Class Y

 Investment Advisor:

 . Evergreen Investment Management

 Portfolio Manager:
 . Matthew D. Finn

 NASDAQ Symbols:

 . EGVAX (Class A)

 . EGVBX (Class B)

 . EGVYX (Class Y)

 Dividend Payment Schedule:

 . Quarterly
 ................................................................................

   INVESTMENT GOAL

The Fund seeks long-term capital growth with current income as a secondary objective.

   INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 75% of its assets in common stocks of medium and large-cap U.S. companies that are, in the opinion of the Fund's manager, undervalued according to various financial measurements. Such stocks are theoretically bought at a discount to their true value, thus providing growth opportunity with potentially less downside risk. Value stocks are chosen primarily for their price compared to their growth potential, with income as a secondary consideration. There is no specific limitation on the type or size of company in which the Fund invests.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategy and investment goal, and if employed could result in a lower return and loss of market opportunity.

   RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

 . Stock Market Risk

 . Market Capitalization Risk

 . Investment Style Risk



For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

GROWTH AND INCOME FUNDS

                                   EVERGREEN

   PERFORMANCE

The following charts show how the Fund has performed in the past. Past performance is not an indication of future results.

The chart below shows the percentage gain or loss for Class A shares of the Fund in each of the last ten calendar years. It should give you a general idea of how the Fund's returns have varied from year-to-year. This graph includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%)

                                    [GRAPH]

   1989    1990    1991    1992    1993    1994    1995    1996    1997    1998
  26.87   -3.43   25.11    7.96    9.30    1.90   31.80   18.90   25.73    9.51

Best Quarter:1st Quarter 1991+12.26%

Worst Quarter:3rd Quarter 1990-12.20%

Year to date total return through 9/30/1999 is +1.77%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/1998), including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund. At the bottom of the table you can compare this performance with the S&P 500 Index, which is an unmanaged index tracking the performance of 500 publicly-traded U.S. stocks and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities nor any management fees. It is not possible to invest directly in an index.

Average Annual Total Return

(for the period ended 12/31/1998)*

                                                                          Performance
                Inception                                                    Since
              Date of Class       1 year       5 year       10 year        4/12/1985

  Class A       4/12/1985          4.30%       15.93%       14.25%          13.96%
  Class B        2/2/1993          3.96%       16.02%       14.34%          14.04%
  Class C        9/2/1994          7.69%       16.33%       14.44%          14.11%
  Class Y        1/3/1991          9.77%       17.35%       15.05%          14.55%
  S&P 500                         28.72%       24.09%       19.22%          18.51%

*Historical performance shown for Classes B, C and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and Y have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00%, and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher.

   EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

  Shareholder
  Transaction
  Expenses          Class A Class B Class C Class Y

  Maximum sales      4.75%    None    None   None
  charge imposed
  on purchases (as
  a % of offering
  price)
  Maximum deferred   None*   5.00%   1.00%   None
  sales charge (as
  a % of either
  the redemption
  amount or
  initial
  investment,
  whichever is
  lower)

*Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

           Management 12b-1   Other       Total Fund
              Fees    Fees   Expenses Operating Expenses

  Class A     0.50%   0.25%    0.25%         1.00%
  Class B     0.50%   1.00%    0.25%         1.75%
  Class C     0.50%   1.00%    0.25%         1.75%
  Class Y     0.50%   0.00%    0.25%         0.75%

+Actual for the fiscal year ended 7/31/1999.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and that you reinvest all of your dividends. Your actual costs may be higher or lower.

Example of Fund Expenses

                Assuming Redemption at         Assuming
                     End of Period           No Redemption
            ------------------------------- ---------------
   After:   Class A Class B Class C Class Y Class B Class C
  1 year    $  572  $  678  $  278   $ 77   $  178  $  178
  3 years   $  778  $  851  $  551   $240   $  551  $  551
  5 years   $1,001  $1,149  $  949   $417   $  949  $  949
  10 years  $1,641  $1,771  $2,062   $930   $1,771  $2,062

                                                         GROWTH AND INCOME FUNDS

                                   EVERGREEN



THE FUNDS' INVESTMENT ADVISORS

The investment advisor manages a Fund's investments and supervises its daily business affairs. There are three investment advisors for the Funds. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the U.S., with over $230 billion in consolidated assets as of 6/30/1999. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company (EIMC) is the investment advisor to:

 . Blue Chip Fund

 . Equity Income Fund



EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $11 billion in assets for 28 of the Evergreen Funds. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

Evergreen Asset Management Corp. (EAMC)
is the investment advisor to:
 . Growth and Income Fund
 . Income and Growth Fund

 . Small Cap Value Fund

EAMC with its predecessors, has served as investment advisor to the Evergreen Funds since 1971, and currently manages over $22.3 billion in assets for 22 of the Evergreen Funds. EAMC is located at 2500 Westchester Avenue, Purchase, New York 10577.

Evergreen Investment Management (EIM) is the investment advisor to:
 . Utility Fund
 . Value Fund

EIM (formerly known as Capital Management Group), a division of First Union National Bank (FUNB), has been managing money for over 50 years and currently manages over $27.4 billion in assets for 34 of the Evergreen Funds. EIM is located at 201 South College Street, Charlotte, North Carolina 28288-0630.

For the fiscal year ended 07/31/1999, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

                          % of the Funds
  Fund                   average net assets
  Blue Chip Fund               0.60%
  Equity Income
  Fund                         0.63%
  Growth and Income
  Fund                         0.89%
  Income and Growth
  Fund                         0.99%
  Small Cap Value
  Fund                         1.00%
  Utility Fund                 0.50%
  Value Fund                   0.50%

Year 2000 Compliance

The investment advisors and other service providers for the Evergreen Funds have givent representations of readiness and are continuing to take steps to address any potential Year 2000-related computer problems.
However, there is some risk that these problems could disrupt the Funds' operations or financial markets generally. In addition, issuers of securities, especially foreign issuers, in which the Funds invest may be adversely affected by Year 2000 problems. Such problems could negatively impact the value of the Funds' securities.

European Currency Conversion Risk

Certain countries in Europe converted their different currencies to a single, common currency beginning January 1, 1999. In connection with this change, investment advisors, mutual funds and their service providers modified their accounting and recordkeeping systems to handle the new currency. If a Fund invests in foreign securities your investment in the Fund may be adversely affected if these technical modifications are not implemented properly. Also, the conversion to a single currency could impair the markets for securities denominated in the currencies being eliminated, which could also adversely impact your investment.

THE FUNDS' PORTFOLIO MANAGERS


Blue Chip Fund

Judith A. Warners has managed the Fund since January 1995. Ms. Warners, Vice President and portfolio manager since January, 1995, joined EIMC as an analyst in 1981.

Equity Income Fund

Harlan R. Sonderling has managed the Fund since June 1998. Mr. Sonderling joined EIMC as

GROWTH AND INCOME FUNDS

                                   EVERGREEN


Senior Research Analyst in 1996 after four years as an analyst and portfolio manager at Putnam Investment Management, Inc. He has managed the Fund since June 1998.

Growth and Income Fund

Phillip M. Foreman, CFA, is lead manager of the Fund. Irene D. O'Neill, CFA, is co-manager of the Fund. Mr. Foreman managed the Fund alone from January 1999 until joined by Ms. O'Neill in September 1999. Mr. Foreman has been a portfolio manager at EAMC since joining EAMC in January 1999. From November 1991 until he joined EAMC, he was a portfolio manager at Washington Mutual Advisors, Inc., where he began as Vice President and became Senior Vice President in November 1994. Ms. O'Neill has been a portfolio manager at EAMC since March 1988.

Income and Growth Fund

Irene D. O'Neill, CFA, is lead manager of the Fund. Phillip M. Foreman, CFA, is co-manager of the Fund. Ms. O'Neill was the Fund's Co-Manager from December 1997 until joined by Mr. Foreman in September 1999. Ms. O'Neill has been a portfolio manager at EAMC since March 1988. Mr. Foreman has been a portfolio manager at EAMC since joining EAMC in January 1999. From November 1991 until he joined EAMC, he was a portfolio manager at Washington Mutual Advisors, Inc., where he began as Vice President and became Senior Vice President in November 1994.

Small Cap Value Fund

Edwin D. Miska has been lead manager of the Fund since September 1999. Jordan Alexander, CFA, has managed or co-managed the Fund since April 1999. Mr. Miska has been a portfolio manager with EAMC since 1989. Mr. Alexander has been an assistant portfolio manager with EAMC since September 1998. From 1995-1998, Mr. Alexander was an associate healthcare analyst at PaineWebber Incorporated. From 1990-1995, Mr. Alexander was an auditor and senior financial analyst at Arthur Andersen LLP.

Utility Fund

Matthew D. Finn and Doris Kelley-Watkins co-manage the Fund. Mr. Finn is Chief Investment Officer of EIMC's Growth and Income Group and has c-managed the Fund and been associated with EIM since March 1998. Previously, he was a Vice President and portfolio manager with Advantus Capital Management, Inc. from April 1994 to March 1998. Ms. Kelly-Watkins joined EAMC as a Vice President and analyst in February 1996 and has been associated with EIM since December 1996. She was a First Vice President and senior industry specialist when she left Merrill Lynch in February 1996 after 20 years with that company. Ms. Kelly-Watkins has been co-manager of the Fund since August 1996.

Value Fund

Matthew D. Finn has managed the Fund since March 1998. Mr. Finn is Chief Investment Officer of EIMC's Growth and Income Group and has been associated with EIM since March 1998. Previously, he was a portfolio manager with Advantus Capital Management, Inc. from April 1994 to March 1998.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated on each day the New York Stock Exchange is open as of the time the Exchange closes (normally 4 p.m. Eastern time). The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, we will price that security at fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

Certain Funds may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund may change on days when investors will not be able to purchase or redeem the Fund's shares.

                                                      GROWTH AND INCOME FUNDS

                                   EVERGREEN


HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:
 . Most importantly, read the prospectus to see if the Fund is suitable for you. . Consider talking to an investment professional.
  He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or shecan also assist you through all phases of opening your account.

 . Request any additional information you want about the Fund, such as the Statement of Additional Information, Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreen-funds.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. Evergreen Funds offers three different retail share classes, each with its own sales charge. Each Evergreen Growth and Income Fund offers four different share classes: Class A, Class B, Class C and Class Y. Each class except Class Y has its own sales charge. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest.

Class A
If you select Class A shares, you may pay a front-end sales charge of up to 4.75%. This charge is deducted from your investment before it is invested. The actual charge depends on the amount invested, as shown below:

                     As a % of     As a %      Dealer
  Your             NAV excluding  of your    commission
  Investment       sales charge  investment as a % of NAV
  Up to $49,999        4.75%       4.99%        4.25%
  $50,000-$99,999      4.50%       4.71%        4.25%
  $100,000-
  $249,999             3.75%       3.90%        3.25%
  $250,000-
  $499,999             2.50%       2.56%        2.00%
  $500,000-
  $999,999             2.00%       2.04%        1.75%
  $1,000,000 and
  over                  0%           0%     1.00 to .25%

Although no front-end sales charge applies to purchases of $1,000,000 and over, you will pay a 1% deferred sales charge if you redeem any such shares within 13 months of purchase.

 Two ways you can reduce your Class A sales charges:

 1. Rights of Accumulation allow you to combine your investment with all existing investments in all your Evergreen Fund accounts when determining whether you meet the threshold for a reduced Class A sales charge.

 2. Letter of Intent. If you agree to purchase at least $50,000 over a 13-month period, you pay the same sales charge as if you had invested the full amount all at once. The Fund will hold a certain portion of your investment in escrow until your commitment is met.

Contact your broker or the Evergreen Service Company at 1-800-343-2898 if you think you may qualify for either of these services.

Each Fund may also sell Class A shares at net asset value without any initial or deferred sales charge to the Directors, Trustees, officers and employees of the Fund, and the advisory affiliates of First Union Corporation and to members of their immediate families, to registered representatives of firms with dealer agreements with Evergreen Distributor, Inc. ("EDI"), and to a bank or trust company acting as trustee for a single account.

Class B

If you select Class B shares, you do not pay a front-end sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to an additional expense, known as 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase. The amount of the deferred sales charge depends on the length of time the shares are held, as shown below:

                                              Contingent Deferred
  Time Held                                      Sales Charge
  Month of Purchase + First 12 Month Period          5.00%
  Month of Purchase + Second 12 Month Period         4.00%
  Month of Purchase + Third 12 Month Period          3.00%
  Month of Purchase + Fourth 12 Month Period         3.00%
  Month of Purchase + Fifth 12 Month Period          2.00%
  Month of Purchase + Sixth 12 Month Period          1.00%
  Thereafter                                           0%
  After 7 Years                                Converts to Class A
  Dealer Allowance                                   4.00%

The deferred sales charge percentage is applied to the value of the shares when purchased or when redeemed, whichever is less. No deferred sales charge is paid on shares purchased through dividend or capital gain reinvestments or on any gain in the value of your shares. Upon request for redemption, to keep the deferred sales

GROWTH AND INCOME FUNDS

                                   EVERGREEN


charge a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the deferred sales charge and/or shares held the longest, in that order. The deferred sales charge on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc., paid to EDI.

Class C

Class C shares are similar to Class B shares, except the deferred sales charge is less and only applies if shares are redeemed within the first year after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12b-1 fees continue for the life of the account.

  Time Held                                   Deferred Sales Charge
  Month of Purchase + less than 1 year                1.00%
  Month of Purchase + 1 Year or More                    0%


 Waiver of Class B or Class C Deferred Sales Charges

 You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem shares in the following situations:

 . When the shares were purchased through reinvestment of dividends/capital gains

 . Death or disability

 . Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA

 . Automatic IRA withdrawals if your age is at least 59 1/2

 . Automatic withdrawals of up to 1.0% of the account balance per month

 . Loan proceeds and financial hardship distributions from a retirement plan

 . Returns of excess contributions or excess deferral amounts made to a retirement plan participant

Class Y

Each Fund offers Class Y shares at net asset value without an initial sales charge, deferred sales charge or 12b-1 fees. Class Y shares are only offered to persons who owned shares in an Evergreen Fund advised by Evergreen Asset Management Corp. on or before December 31, 1994; certain institutional investors; and investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor's affiliates).

                                                         GROWTH AND INCOME FUNDS

                                   EVERGREEN

HOW TO BUY SHARES

Evergreen Funds' low investment minimums make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.
Minimum Investments

                                 Initial Additional
  Regular Accounts               $1,000     None
  IRAs                             $250     None
  Systematic Investment Plan        $50      $25

 Method       Opening an Account                                                  Adding to an Account
 By Mail or   . Complete and sign the account                                     . Make your check payable to Evergreen Funds
 through an     application                                                       . Write a note specifying:
 Investment   . Make the check payable to Evergreen                                 - the Fund name
 Professional   Funds                                                               - share class
              . Mail the application and your check                                 - your account number
                to the address below:                                               - the name(s) in which the account is
                  Evergreen Service Company     Overnight Address:                    registered.
                  P.O. Box 2121                 Evergreen Service Company         . Mail to the address to the left or deliver to
                  Boston, MA 02106-2121200      Berkeley St.                        your investment representative.
                                                Boston, MA 02116-5039

              . Or deliver them to your investment
                representative (provided he or she
                has a broker-dealer arrangement with
                Evergreen Distributor, Inc.)
 By Phone     . Call 1-800-343-2898 to set up an                                 . Call the Evergreen Express Line at
                account number and get wiring                                      1-800-346-3858 24 hours a day or 1-800-343-2898
                instructions (call before 12 noon if                               between 8 a.m. and 6 p.m. Eastern time, on any
                you want wired funds to be credited                                business day.
                that day).
              . Instruct your bank to wire or
                transfer your purchase (they may
              charge a wiring fee).                                               . If your bank account is set up on file, you can
              . Complete the account application and                                request either:
                mail to:
                  Evergreen Service Company     Overnight Address:                  - Federal Funds Wire (offers immediate
                  P.O. Box 2121                 Evergreen Service Company             access to funds) or
                  Boston, MA 02106-2121200      Berkeley St.
                                                Boston, MA 02116-5039               - Electronic transfer through the Automated
                                                                                      Clearing House which avoids wiring fees.
              . Wires received after 4 p.m. Eastern
                time on market trading days will
                receive the next market day's
                closing price.*
 By Exchange  . You can make an additional investment by exchange from an existing Evergreen Funds account by contacting your investment representative or calling the Evergreen Express
                Line at 1-800-346-3858.**
              . You can only exchange shares within the same class.
              . There is no sales charge or redemption fee when exchanging funds within the Evergreen
                Funds family.***
              . Orders placed before 4 p.m. Eastern time on market trading days will receive that day's closing share price (if not, you will receive the next market day's closing price).*
              . Exchanges are limited to three per calendar quarter, but in no event more than five per calendar year.
              . Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee (see below).
 Systematic   . You can transfer money automatically                              . To establish automatic investing for an
 Investment     from your bank account                                              existing account, call 1-800-343-2898 for
 Plan (SIP)     into your Fund on a monthly basis.                                  an application.
              . Initial investment minimum is $50 if                              . The minimum is $25 per month or $75
                you invest at least $25 per                                         per quarter.
                month with this service.                                          . You can also establish an investing program
              . To enroll, check off the box on the                                 through direct deposit from your paycheck.
                account application and                                             Call 1-800-343-2898 for details.
                provide:
              - your bank account information
              - the amount and date of your monthly
                investment.

 * The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.

 ** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded or monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

 *** This does not apply to exchanges from Class A shares of an Evergreen money market fund.

GROWTH AND INCOME FUNDS

                                   EVERGREEN

--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

  Methods      Requirements
  Call Us      . Call the Evergreen Express Line at 1-800-346-3858 24 hours a day or 1-800-343-
                 2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.
               . This service must be authorized ahead of time, and is only available for regular accounts.**
               . All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests after 4 p.m. will be processed the following business day.*
               . We can either:
                 -wire the proceeds into your bank account (service charges may apply)
                 -electronically transmit the proceeds to your bank account via the Automated
               Clearing House service
                 -mail you a check.
               . All telephone calls are recorded for your protection. We are not responsible for acting on telephone orders we believe are genuine.
               . See exceptions list below for requests that must be made in writing.

  Write Us     . You can mail a redemption request to:      Evergreen Service Company    Overnight Address:
                                                            P.O. Box 2121                Evergreen Service Company
                                                            Boston, MA 02106-2121        200 Berkeley St.
                                                                                         Boston, MA 02116-5039
               . Your letter of instructions must:
                 -list the Fund name and the account number
                 -indicate the number of shares or dollar value you wish to redeem
                 -be signed by the registered owner(s).
               . See exceptions list below for requests that must be signature guaranteed.
               . To redeem from an IRA or other retirement account, call 1-800-343-2898 for a special application.

  Redeem Your  . You may also redeem your shares through participating broker-dealers
  Shares in      by delivering a letter as described above to your broker-dealer.
  Person       . A fee may be charged for this service.

  Systematic   . You can transfer money automatically from your Fund account on a monthly or
  Withdrawal     quarterly basis--without redemption fees.
  Plan (SWP)   . The withdrawal can be mailed to you, or deposited directly to your bank account.
               . The minimum is $75 per month.
               . The maximum is 1% of your account per month or 3% per quarter.
               . To enroll, call 1-800-343-2898 for an application.

Timing of Proceeds
Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer.

We also reserve the right to redeem in kind by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum of $1,000.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee.
The following circumstances require signature guarantees:
 . You are redeeming more than $50,000
 . You want the proceeds transmitted to a bank account not listed on the account . You want the proceeds payable to anyone other than the registered owner(s) of the account
 . Either your address or the address of your bank account has been changed within 30 days
 . The account is registered in the name of a fiduciary corporation or any other organization.
In these cases, additional documentation is corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide A Signature Guarantee:
 . Commercial Bank
 . Trust Company
 . Savings Association
 . Credit Union
 . Member of a U.S. stock exchange

                                                         GROWTH AND INCOME FUNDS

                                   EVERGREEN

--------------------------------------------------------------------------------


OTHER SERVICES

Evergreen Express Line
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Dividends
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction (Class A, Class B, and Class C only)
If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange
You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class--automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinvestment Privileges

Under certain circumstances, shareholders may, within one year of redemption, reinstate their accounts at the current price. This is the Fund's net asset value, also sometimes referred to as the Fund's "NAV.".

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:

 . On Fund distributions (dividends and capital gains)
 . On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The Funds will distribute two types of taxable income to you:

 . Dividends. To the extent that regular dividends are derived from interest that is not tax exempt, or from short-term capital gains, you will have to include them in your federal income taxes. The Funds pay either a monthly, quarterly or yearly dividend from the dividends, interest and other income on the securities in which it invests. The frequency of dividends for each Fund is listed under the Fund Facts section in the summary of each Fund previously presented.

 . Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Fund for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers).

Dividend and Capital Gain Reinvestment
Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares.

No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by each Fund during the previous calendar year.

GROWTH AND INCOME FUNDS

                                   EVERGREEN



Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gains or losses you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting
Evergreen Service Company provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

Retirement Plans
You may invest in each Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEP) IRAs, 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your broker-dealer. To determine if a particular retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class A, Class B and Class C shares. Up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B shares and Class C shares are payable as 12b-1 fees. However, currently the 12b-1 fees for Class A shares are limited to 0.25% of the average daily net assets of the class. These fees increase the cost of your investment. The higher 12b-1 fees imposed on Class B and Class C shares may, over time, cost more than the initial sales charge of Class A shares. The purpose of the 12b-1 fees is to promote the sale of more shares of the Funds to the public. The Fund may use this fee for advertising and marketing and as a "service fee" to the broker-dealer for additional shareholder services.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: 1) your total return in the Fund is reduced in direct proportion to the fees; and 2) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.0%; and 3) a Fund's advisor may waive a portion of the Fund's expenses for a period of time reducing its expense ratio.

                                                         GROWTH AND INCOME FUNDS

                                   EVERGREEN

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in each share class of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. Financial highlights for the periods ended prior to July 31, 1998 and December 31, 1996 for the Income and Growth Fund and Small Cap Value Fund, respectively,
--------------------------------------------------------------------------------

BLUE CHIP FUND                                               CLASS A

                                                           Year Ended July 31,
                                                           -------------------
                                                             1999    1998 (a)
------------------------------------------------------------------------------
Net asset value, beginning of period                       $  30.42  $  27.39
                                                           --------  --------
Income from investment operations
Net investment income                                          0.05      0.08
Net realized and unrealized gains or losses on securities      4.82      3.01
                                                           --------  --------
Total from investment operations                               4.87      3.09
                                                           --------  --------
Distributions to shareholders from
Net investment income                                         (0.03)    (0.06)
Net realized gains                                            (2.38)        0
                                                           --------  --------
Total distributions                                           (2.41)    (0.06)
                                                           --------  --------
Net asset value, end of period                             $  32.88  $  30.42
                                                           --------  --------
Total return*                                                 17.29%    11.29%
Ratios and supplemental data
Net assets, end of period (thousands)                      $382,499  $284,735
Ratios to average net assets:
 Expenses**                                                    1.20%     1.20%+
 Net investment income                                         0.19%     0.49%+
Portfolio turnover rate                                         111%      112%

(a) For the period from January 20, 1998 (commencement of class operations) to July 31, 1998.
(b) For the eleven months ended July 31, 1998. The Fund changed its fiscal year from August 31 to July 31, effective July 31, 1998.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

--------------------------------------------------------------------------------

EQUITY INCOME FUND                CLASS A

                           Year Ended July 31,        Year Ended November 30,
                         --------------------------   -------------------------
                         1999 #    1998    1997 (a)    1996     1995     1994
-------------------------------------------------------------------------------
Net asset value,
 beginning of period     $ 21.65  $ 20.69  $ 17.33    $ 13.83  $ 11.75  $ 12.31
                         -------  -------  -------    -------  -------  -------
Income from investment
 operations
Net investment income       0.33     0.21     0.18       0.26     0.25     0.24
Net realized and
 unrealized gains or
 losses on securities       1.22     2.46     3.34       3.83     2.80    (0.56)
                         -------  -------  -------    -------  -------  -------
Total from investment
 operations                 1.55     2.67     3.52       4.09     3.05    (0.32)
                         -------  -------  -------    -------  -------  -------
Distributions to
 shareholders from
Net investment income      (0.29)   (0.19)   (0.16)     (0.26)   (0.32)   (0.24)
Net realized gains         (2.74)   (1.52)       0      (0.33)   (0.65)       0
                         -------  -------  -------    -------  -------  -------
Total distributions        (3.03)   (1.71)   (0.16)     (0.59)   (0.97)   (0.24)
                         -------  -------  -------    -------  -------  -------
Net asset value, end of
 period                  $ 20.17  $ 21.65  $ 20.69    $ 17.33  $ 13.83  $ 11.75
                         -------  -------  -------    -------  -------  -------
Total return*               8.20%   13.85%   20.40%     29.83%   26.57%   (2.65%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $50,213  $52,667  $47,812    $40,487  $27,037  $23,162
Ratios to average net
 assets:
 Expenses**                 1.17%    1.21%    1.24%+     1.41%    1.69%    1.59%
 Net investment income      1.68%    1.01%    1.46%+     1.66%    1.94%    1.93%
Portfolio turnover rate      106%      66%      41%        41%      77%      57%

(a) For the eight months ended July 31, 1997. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

GROWTH AND INCOME FUNDS

                                   EVERGREEN



were audited by other auditors whose report was unqualified. For a more complete picture of the Funds' financials, please see the Funds' Annual Report as well as the Statement of Additional Information.
--------------------------------------------------------------------------------

CLASS B


    Year Ended July 31,                        Year Ended August 31,
  -----------------------       ----------------------------------------------------
    1999        1998 (b)          1997          1996          1995          1994
------------------------------------------------------------------------------------
  $  30.35      $  29.79        $  25.05      $  22.98      $  23.21      $  25.42
  --------      --------        --------      --------      --------      --------

     (0.05)        (0.12)           0.15          0.12          0.25          0.16
      4.62          5.72            7.97          3.69          2.66         (0.35)
  --------      --------        --------      --------      --------      --------
      4.57          5.60            8.12          3.81          2.91         (0.19)
  --------      --------        --------      --------      --------      --------

         0         (0.08)          (0.20)        (0.76)        (0.36)        (0.28)
     (2.38)        (4.96)          (3.18)        (0.98)        (2.78)        (1.74)
  --------      --------        --------      --------      --------      --------
     (2.38)        (5.04)          (3.38)        (1.74)        (3.14)        (2.02)
  --------      --------        --------      --------      --------      --------
  $  32.54      $  30.35        $  29.79      $  25.05      $  22.98      $  23.21
  --------      --------        --------      --------      --------      --------
     16.26%        20.89%          34.76%        17.31%        13.87%        (0.72%)

  $255,182      $117,893        $312,935      $224,819      $199,456      $208,532
      1.95%         1.68%+          1.57%         1.85%         1.75%         2.07%
     (0.60%)       (0.02%)+         0.55%         0.52%         1.09%         0.67%
       111%          112%            109%          139%          115%           73%


--------------------------------------------------------------------------------

CLASS B

            Year Ended July 31,                         Year Ended November 30,
  --------------------------------------        ---------------------------------------
  1999 #         1998          1997 (a)          1996           1995           1994
---------------------------------------------------------------------------------------
  $ 21.56      $  20.63        $ 17.31          $ 13.84        $ 11.77        $12.32
  -------      --------        -------          -------        -------        ------

     0.18          0.06           0.09             0.15           0.15          0.15
     1.21          2.45           3.31             3.80           2.82         (0.56)
  -------      --------        -------          -------        -------        ------
     1.39          2.51           3.40             3.95           2.97         (0.41)
  -------      --------        -------          -------        -------        ------

    (0.15)        (0.06)         (0.08)           (0.15)         (0.25)        (0.14)
    (2.74)        (1.52)             0            (0.33)         (0.65)            0
  -------      --------        -------          -------        -------        ------
    (2.89)        (1.58)         (0.08)           (0.48)         (0.90)        (0.14)
  -------      --------        -------          -------        -------        ------
  $ 20.06      $  21.56        $ 20.63          $ 17.31        $ 13.84        $11.77
  -------      --------        -------          -------        -------        ------
     7.39%        13.01%         19.68%           28.73%         25.59%        (3.36%)

  $78,049      $105,748        $94,309          $43,526        $20,605        $7,314
     1.93%         1.97%          2.02%+           2.18%          2.47%         2.31%
     0.91%         0.25%          0.58%+           0.88%          1.06%         1.27%
      106%           66%            41%              41%            77%           57%


                                                         GROWTH AND INCOME FUNDS

                                   EVERGREEN

--------------------------------------------------------------------------------

BLUE CHIP FUND                                                CLASS C

                                                 Year Ended July
                                                       31,
                                                 -----------------
                                                  1999    1998 (a)
--------------------------------------------------------------------------------
Net asset value, beginning of period             $30.40    $27.70
                                                 ------    ------
Income from investment operations
Net investment income                             (0.11)        0
Net realized and unrealized gains on securities    4.72      2.72
                                                 ------    ------
Total from investment operations                   4.61      2.72
                                                 ------    ------
Distributions to shareholders from
Net investment income                                 0     (0.02)
Net realized gains                                (2.38)        0
                                                 ------    ------
Total distributions                               (2.38)    (0.02)
                                                 ------    ------
Net asset value, end of period                   $32.63    $30.40
                                                 ------    ------
Total return*                                     16.37%     9.80%
Ratios and supplemental data
Net assets, end of period (thousands)            $2,969    $  780
Ratios to average net assets:
 Expenses**                                        1.95%     2.02%+
 Net investment income                            (0.67%)   (0.27%)+
Portfolio turnover rate                             111%      112%

(a) For the period from January 22, 1998 (commencement of class operations) to July 31, 1998.
(b) For the period from April 30, 1999 (commencement of class operations) to July 31, 1999.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

--------------------------------------------------------------------------------

EQUITY INCOME FUND                  CLASS C

                             Year Ended July 31,       Year Ended November 30,
                         --------------------------   --------------------------
                         1999 #    1998    1997 (a)     1996     1995     1994
--------------------------------------------------------------------------------
Net asset value,
 beginning of period     $ 21.58  $ 20.65  $ 17.32    $  13.85  $ 11.78  $ 12.33
                         -------  -------  -------    --------  -------  -------
Income from investment
 operations
Net investment income       0.18     0.05     0.09        0.14     0.16     0.15
Net realized and
 unrealized gains or
 losses on securities       1.21     2.46     3.32        3.81     2.81    (0.56)
                         -------  -------  -------    --------  -------  -------
Total from investment
 operations                 1.39     2.51     3.41        3.95     2.97    (0.41)
                         -------  -------  -------    --------  -------  -------

Distributions to
 shareholders from
Net investment income      (0.15)   (0.06)   (0.08)      (0.15)   (0.25)   (0.14)
Net realized gains         (2.74)   (1.52)       0       (0.33)   (0.65)       0
                         -------  -------  -------    --------  -------  -------
Total distributions        (2.89)   (1.58)   (0.08)      (0.48)   (0.90)   (0.14)
                         -------  -------  -------    --------  -------  -------
Net asset value, end of
 period                  $ 20.08  $ 21.58  $ 20.65    $  17.32  $ 13.85  $ 11.78
                         -------  -------  -------    --------  -------  -------

Total return*               7.38%   12.99%   19.73%      28.71%   25.57%   (3.36%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $16,952  $20,851  $21,125    $ 14,562  $ 9,503  $ 5,968
Ratios to average net
 assets:
 Expenses**                 1.93%    1.97%    2.01%+      2.17%    2.47%    2.34%
 Net investment income      0.91%    0.25%    0.66%+      0.89%    1.16%    1.21%
Portfolio turnover rate      106%      66%      41%         41%      77%      57%

(a) For the eight months ended July 31, 1997. The Fund changed its fiscal year end from November 30 to July 31, effective July 31, 1997.
(b) For the period from January 13, 1997 (commencement of class operations) to July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

GROWTH AND INCOME FUNDS

                                   EVERGREEN

--------------------------------------------------------------------------------

CLASS Y

    Period Ended
  July 31, 1999 (b)
-------------------
       $32.30
       ------

            0
         0.32
       ------

         0.32
       ------

            0
            0
       ------
            0
       ------
       $32.62
       ------
         0.99%

       $  789
         0.95%+
         0.08%+
          111%

--------------------------------------------------------------------------------

CLASS Y

                               Year Ended July 31,
  -----------------------------------------------------------------------------
  1999 #                             1998                              1997 (b)
--------------------------------------------------------------------------------
  $21.61                            $20.62                              $17.74
  ------                            ------                              ------

    0.37                              0.24                                0.18
    1.22                              2.51                                2.86
  ------                            ------                              ------
    1.59                              2.75                                3.04
  ------                            ------                              ------

   (0.34)                            (0.24)                              (0.16)
   (2.74)                            (1.52)                                  0
  ------                            ------                              ------
   (3.08)                            (1.76)                              (0.16)
  ------                            ------                              ------
  $20.12                            $21.61                              $20.62
  ------                            ------                              ------
    8.44%                            14.29%                              17.22%

  $  651                            $  111                              $   93
    0.87%                             0.93%                               1.34%+
    1.98%                             1.31%                               0.79%+
     106%                               66%                                 41%


                                                         GROWTH AND INCOME FUNDS

                                   EVERGREEN

--------------------------------------------------------------------------------

GROWTH AND INCOME FUND           CLASS A

                            Year Ended July 31,       Year Ended December 31,
                         ------------------------  -----------------------------
                          1999    1998   1997 (b)     1996        1995 (a)
--------------------------------------------------------------------------------
Net asset value,
 beginning of period     $29.14  $27.26   $22.53   $     18.63   $     14.48
                         ------  ------   ------   -----------   -----------
Income from investment
 operations
Net investment income      0.10    0.16     0.08          0.12          0.13
Net realized and
 unrealized gains on
 securities and foreign
 currency related
 transactions              1.16    2.86     4.72          4.26          4.64
                         ------  ------   ------   -----------   -----------
Total from investment
 operations                1.26    3.02     4.80          4.38          4.77
                         ------  ------   ------   -----------   -----------
Distributions to
 shareholders from
Net investment income     (0.06)  (0.13)   (0.07)        (0.13)        (0.14)
Net realized gains        (0.78)  (1.01)       0         (0.35)        (0.48)
                         ------  ------   ------   -----------   -----------
Total distributions       (0.84)  (1.14)   (0.07)        (0.48)        (0.62)
                         ------  ------   ------   -----------   -----------
Net asset value, end of
 period                  $29.56  $29.14   $27.26   $     22.53   $     18.63
                         ------  ------   ------   -----------   -----------
Total return*              4.48%  11.26%   21.33%        23.50%        33.00%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $  250  $  296   $  166   $        85   $        19
Ratios to average net
 assets:
 Expenses**                1.43%   1.46%    1.47%+        1.41%         1.55%+
 Net investment income     0.33%   0.61%    0.57%+        0.70%         0.99%+

Portfolio turnover rate      39%     20%       6%           14%           17%

(a) For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

--------------------------------------------------------------------------------

INCOME AND GROWTH FUND             CLASS A

                            Year Ended July 31,        Year Ended January 31,
                         ----------------------------  ------------------------
                         1999 #    1998    1997 (b) #   1997    1996   1995 (a)
--------------------------------------------------------------------------------
Net asset value,
 beginning of period     $ 23.19  $ 23.94   $ 21.79    $20.15  $17.28   $17.09
                         -------  -------   -------    ------  ------   ------
Income from investment
 operations
Net investment income       0.94     1.05      0.52      1.02    1.01     0.02
Net realized and
 unrealized gains on
 securities and foreign
 currency related
 transactions               1.50     0.81      2.15      1.67    2.94     0.17
                         -------  -------   -------    ------  ------   ------
Total from investment
 operations                 2.44     1.86      2.67      2.69    3.95     0.19
                         -------  -------   -------    ------  ------   ------

Distributions to
 shareholders from
Net investment income      (0.93)   (1.02)    (0.52)    (1.05)  (1.08)       0
Net realized gains         (2.13)   (1.59)        0         0       0        0
                         -------  -------   -------    ------  ------   ------

Total distributions        (3.06)   (2.61)    (0.52)    (1.05)  (1.08)       0
                         -------  -------   -------    ------  ------   ------
Net asset value, end of
 period                  $ 22.57  $ 23.19   $ 23.94    $21.79  $20.15   $17.28
                         -------  -------   -------    ------  ------   ------

Total return*              12.14%    7.93%    12.45%    13.80%  23.40%    1.10%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $35,714  $15,005   $11,955    $9,678  $4,412   $  119
Ratios to average net
 assets:
 Expenses**                 1.46%    1.50%     1.45%+    1.44%   1.36%    1.45%+
 Interest expense            N/A      N/A       N/A      0.03%    N/A      N/A
 Net investment income      4.39%    4.20%     4.69%+    4.93%   5.39%    4.09%+
Portfolio turnover rate      124%     133%       72%      168%    138%     151%

(a) For the period from January 3, 1995 (commencement of class operations) to January 31, 1995.
(b) For the six months ended July 31, 1997. The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

GROWTH AND INCOME FUNDS

                                   EVERGREEN

--------------------------------------------------------------------------------

CLASS B


             Year Ended July 31,                                 Year Ended December 31,
-----------------------------------------------               -----------------------------
  1999             1998                1997 (b)                1996                1995 (a)
------------------------------------------------------------------------------------------
 $28.88           $27.10                $22.43                $18.59                $14.48
 ------           ------                ------                ------                ------

  (0.14)           (0.02)                (0.02)                    0                  0.05
   1.18             2.81                  4.69                  4.20                  4.61
 ------           ------                ------                ------                ------
   1.04             2.79                  4.67                  4.20                  4.66
 ------           ------                ------                ------                ------

      0                0                     0                 (0.01)                (0.07)
  (0.78)           (1.01)                    0                 (0.35)                (0.48)
 ------           ------                ------                ------                ------
  (0.78)           (1.01)                    0                 (0.36)                (0.55)
 ------           ------                ------                ------                ------
 $29.14           $28.88                $27.10                $22.43                $18.59
 ------           ------                ------                ------                ------
   3.73%           10.44%                20.82%                22.60%                32.20%

 $  891           $1,000                $  542                $  245                $   46
   2.18%            2.21%                 2.25%+                2.17%                 2.24%+
  (0.43%)          (0.14%)               (0.19%)+              (0.06%)                0.30%+
     39%              20%                    6%                   14%                   17%

--------------------------------------------------------------------------------

CLASS B

           Year Ended July 31,                             Year Ended January 31,
-----------------------------------------        -----------------------------------------
  1999 #         1998          1997 (b) #         1997           1996          1995 (a)
------------------------------------------------------------------------------------------
 $  23.04       $ 23.81         $ 21.69          $ 20.08        $ 17.28         $17.09
 --------       -------         -------          -------        -------         ------

     0.76          0.86            0.43             0.89           0.91           0.02
     1.51          0.81            2.15             1.64           2.87           0.17
 --------       -------         -------          -------        -------         ------
     2.27          1.67            2.58             2.53           3.78           0.19
 --------       -------         -------          -------        -------         ------

    (0.80)        (0.85)          (0.46)           (0.92)         (0.98)             0
    (2.13)        (1.59)              0                0              0              0
 --------       -------         -------          -------        -------         ------
    (2.93)        (2.44)          (0.46)           (0.92)         (0.98)             0
 --------       -------         -------          -------        -------         ------
 $  22.38       $ 23.04         $ 23.81          $ 21.69        $ 20.08         $17.28
 --------       -------         -------          -------        -------         ------
    11.34%         7.13%          12.06%           13.00%         22.40%          1.10%

 $185,177       $54,544         $43,977          $35,323        $14,750         $  599
     2.21%         2.25%           2.20%+           2.19%          2.11%          2.23%+
      N/A           N/A             N/A             0.03%           N/A            N/A
     3.61%         3.46%           3.94%+           4.17%          4.69%          3.23%+
      124%          133%             72%             168%           138%           151%

                                                         GROWTH AND INCOME FUNDS

                                   EVERGREEN

--------------------------------------------------------------------------------

GROWTH AND INCOME FUND             CLASS C

                             Year Ended July 31,        Year Ended December 31,
                         --------------------------   ----------------------------
                          1999     1998    1997 (b)      1996         1995 (a)
----------------------------------------------------------------------------------
Net asset value,
 beginning of period     $28.89   $27.10    $22.43    $     18.58    $     14.48
                         ------   ------    ------    -----------    -----------
Income from investment
 operations
Net investment income     (0.16)   (0.02)    (0.02)             0           0.06
Net realized and
 unrealized gains on
 securities and foreign
 currency related
 transactions              1.19     2.82      4.69           4.21           4.60
                         ------   ------    ------    -----------    -----------
Total from investment
 operations                1.03     2.80      4.67           4.21           4.66
                         ------   ------    ------    -----------    -----------

Distributions to
 shareholders from
Net investment income         0        0         0          (0.01)         (0.08)
Net realized gains        (0.78)   (1.01)        0          (0.35)         (0.48)
                         ------   ------    ------    -----------    -----------
Total distributions       (0.78)   (1.01)        0          (0.36)         (0.56)
                         ------   ------    ------    -----------    -----------
Net asset value, end of
 period                  $29.14   $28.89    $27.10    $     22.43    $     18.58
                         ------   ------    ------    -----------    -----------

Total return*              3.69%   10.47%    20.82%         22.60%         32.20%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $   37   $   50    $   24    $        10    $        20
Ratios to average net
 assets:
 Expenses**                2.18%    2.21%     2.25%+         2.17%          2.15%+
 Net investment income    (0.42%)  (0.13%)   (0.19%)+       (0.06%)         0.35%+
Portfolio turnover rate      39%      20%        6%            14%            17%

(a) For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

--------------------------------------------------------------------------------

INCOME AND GROWTH FUND               CLASS C

                               Year Ended July 31,      Year Ended January 31,
                           -------------------------- --------------------------
                           1999 #   1998   1997 (b) #  1997    1996   1995 (a)
--------------------------------------------------------------------------------
Net asset value,
 beginning of period       $23.04  $23.81    $21.69   $20.08  $17.27   $17.09
                           ------  ------    ------   ------  ------   ------
Income from investment
 operations
Net investment income        0.76    0.87      0.44     0.87    0.90     0.01
Net realized and
 unrealized gains on
 securities and foreign
 currency related
 transactions                1.51    0.80      2.14     1.66    2.89     0.17
                           ------  ------    ------   ------  ------   ------
Total from investment
 operations                  2.27    1.67      2.58     2.53    3.79     0.18
                           ------  ------    ------   ------  ------   ------

Distributions to
 shareholders from
Net investment income       (0.80)  (0.85)    (0.46)   (0.92)  (0.98)       0
Net realized gains          (2.13)  (1.59)        0        0       0        0
                           ------  ------    ------   ------  ------   ------
Total distributions         (2.93)  (2.44)    (0.46)   (0.92)  (0.98)       0
                           ------  ------    ------   ------  ------   ------
Net asset value, end of
 period                    $22.38  $23.04    $23.81   $21.69  $20.08   $17.27
                           ------  ------    ------   ------  ------   ------

Total return*               11.34%   7.13%    12.06%   12.90%  22.40%    1.10%
Ratios and supplemental
 data
Net assets, end of period
 (thousands)               $2,502  $1,259    $  950   $  982  $  523   $   24
Ratios to average net
 assets:
 Expenses**                  2.21%   2.25%     2.20%+   2.19%   2.11%    2.22%+
 Interest expense             N/A     N/A       N/A     0.03%    N/A      N/A
 Net investment income       3.60%   3.48%     4.06%+   4.15%   4.67%    2.68%+
Portfolio turnover rate       124%    133%       72%     168%    138%     151%

(a) For the period from January 3, 1995 (commencement of class operations) to January 31, 1995.
(b) For the six months ended July 31, 1997. The Fund changed its fiscal year end from January 31 to July 31, effective July 31, 1997.
(c) For the ten months ended January 31, 1995. The Fund has changed its fiscal year end from March 31 to January 31, effective January 31, 1995.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

GROWTH AND INCOME FUNDS

                                   EVERGREEN

--------------------------------------------------------------------------------

CLASS Y

       Year Ended July 31,                       Year Ended December 31,
 -------------------------------------       -------------------------------------------
  1999         1998          1997 (b)         1996           1995            1994
----------------------------------------------------------------------------------------
 $29.19       $27.29          $22.55         $ 18.64        $ 14.52         $ 15.41
 ------       ------          ------         -------        -------         -------
   0.19         0.24            0.11            0.18           0.18            0.14
   1.15         2.87            4.73            4.25           4.59            0.12
 ------       ------          ------         -------        -------         -------
   1.34         3.11            4.84            4.43           4.77            0.26
 ------       ------          ------         -------        -------         -------
  (0.10)       (0.20)          (0.10)          (0.17)         (0.17)          (0.14)
  (0.78)       (1.01)              0           (0.35)         (0.48)          (1.01)
 ------       ------          ------         -------        -------         -------
  (0.88)       (1.21)          (0.10)          (0.52)         (0.65)          (1.15)
 ------       ------          ------         -------        -------         -------
 $29.65       $29.19          $27.29         $ 22.55        $ 18.64         $ 14.52
 ------       ------          ------         -------        -------         -------
   4.75%       11.56%          21.52%          23.80%         32.90%           1.70%
 $  634       $  801          $  616         $   442        $   141         $    73
   1.18%        1.20%           1.21%+          1.16%          1.27%           1.33%
   0.57%        0.86%           0.82%+          0.93%          1.11%           0.96%
     39%          20%              6%             14%            17%             29%



--------------------------------------------------------------------------------

CLASS Y

       Year Ended July 31,                       Year Ended January 31,
 -------------------------------------       -------------------------------------------
 1999 #        1998         1997 (b) #        1997           1996          1995 (c)
----------------------------------------------------------------------------------------
 $23.22       $23.98          $21.81         $ 20.16        $ 17.28         $ 18.29
 ------       ------          ------         -------        -------         -------
   0.99         1.02            0.55            1.08           1.10            0.87
   1.52         0.89            2.16            1.66           2.87           (0.55)
 ------       ------          ------         -------        -------         -------
   2.51         1.91            2.71            2.74           3.97            0.32
 ------       ------          ------         -------        -------         -------
  (1.02)       (1.08)          (0.54)          (1.09)         (1.09)          (1.08)
  (2.13)       (1.59)              0               0              0           (0.25)
 ------       ------          ------         -------        -------         -------
  (3.15)       (2.67)          (0.54)          (1.09)         (1.09)          (1.33)
 ------       ------          ------         -------        -------         -------
 $22.58       $23.22          $23.98         $ 21.81        $ 20.16         $ 17.28
 ------       ------          ------         -------        -------         -------
  12.46%        8.16%          12.65%          14.10%         23.50%           1.90%
 $  847       $  880          $  900         $   858        $   914         $   942
   1.21%        1.25%           1.20%+          1.18%          1.19%           1.24%+
    N/A          N/A             N/A            0.03%           N/A             N/A
   4.61%        4.46%           4.97%+          5.14%          5.70%           5.70%+
    124%         133%             72%            168%           138%            151%

                                                        GROWTH AND INCOME FUND S

                                   EVERGREEN

--------------------------------------------------------------------------------

SMALL CAP VALUE FUND            CLASS A

                            Year Ended July 31        Year Ended December 31,
                         ---------------------------  --------------------------
                          1999     1998    1997 (b)#     1996        1995 (a)
---------------------------------------------------------------------------------
Net asset value,
 beginning of period     $ 15.75  $ 15.69   $13.10    $     11.57   $      9.64
                         -------  -------   ------    -----------   -----------
Income from investment
 operations
Net investment income       0.26     0.29     0.14           0.34          0.34
Net realized and
 unrealized gains on
 securities                 0.04     0.24     2.59           2.13          2.45
                         -------  -------   ------    -----------   -----------
Total from investment
 operations                 0.30     0.53     2.73           2.47          2.79
                         -------  -------   ------    -----------   -----------
Distributions to
 shareholders from
Net investment income      (0.30)   (0.28)   (0.13)         (0.34)        (0.37)
Net realized gains         (0.18)   (0.19)   (0.01)         (0.60)        (0.49)
                         -------  -------   ------    -----------   -----------
Total distributions        (0.48)   (0.47)   (0.14)         (0.94)        (0.86)
                         -------  -------   ------    -----------   -----------
Net asset value, end of
 period                  $ 15.57  $ 15.75   $15.69    $     13.10   $     11.57
                         -------  -------   ------    -----------   -----------
Total return*               2.17%    3.24%   20.99%         22.00%        29.50%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $59,451  $54,142   $4,239    $       336   $       216
Ratios to average net
 assets:
 Expenses**                 1.67%    1.68%    1.71%+         1.75%         1.75%+
 Net investment income      1.85%    1.95%    1.88%+         3.08%         3.39%+
Portfolio turnover rate       54%      18%      13%            50%           48%

(a) For the period from January 3, 1995 (commencement of class operations) to December 31, 1995.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

--------------------------------------------------------------------------------

UTILITY FUND                       CLASS A

                            Year Ended July 31,         Year Ended December 31,
                         ---------------------------   ---------------------------
                           1999     1998    1997 (b)    1996      1995    1994 (a)
-----------------------------------------------------------------------------------
Net asset value,
 beginning of period     $  11.76  $ 11.45  $ 10.57    $ 10.80  $   9.00   $10.00
                         --------  -------  -------    -------  --------   ------
Income from investment
 operations
Net investment income        0.42     0.43     0.25       0.41      0.44     0.45
Net realized and
 unrealized gains or
 losses on securities        2.37     1.44     0.87       0.05      2.25    (1.01)
                         --------  -------  -------    -------  --------   ------
Total from investment
 operations                  2.79     1.87     1.12       0.46      2.69    (0.56)
                         --------  -------  -------    -------  --------   ------
Distributions to
 shareholders from
Net investment income       (0.42)   (0.44)   (0.24)     (0.41)    (0.44)   (0.44)
Net realized gains          (1.28)   (1.12)       0      (0.28)    (0.45)       0
                         --------  -------  -------    -------  --------   ------
Total distributions         (1.70)   (1.56)   (0.24)     (0.69)    (0.89)   (0.44)
                         --------  -------  -------    -------  --------   ------
Net asset value, end of
 period                  $  12.85  $ 11.76  $ 11.45    $ 10.57  $  10.80   $ 9.00
                         --------  -------  -------    -------  --------   ------
Total return*               26.05%   17.30%   10.72%      4.40%    30.70%   (5.60%)
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $108,411  $95,300  $91,638    $96,243  $107,872   $4,190
Ratios to average net
 assets:
 Expenses**                  1.03%    0.99%    1.00%+     0.87%     0.79%    0.53%+
 Net investment income       3.60%    3.58%    3.85%+     3.87%     4.51%    5.07%+
Portfolio turnover rate        46%      62%      50%        59%       88%      23%

(a) For the period from January 4, 1994 (commencement of class operations) to December 31, 1994.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

GROWTH AND INCOME FUNDS

                                   EVERGREEN

--------------------------------------------------------------------------------

CLASS B


               Year Ended July 31,                                 Year Ended December 31,
 -------------------------------------------------            ----------------------------------
   1999              1998                1997 (b)#               1996               1995 (a)
------------------------------------------------------------------------------------------------
 $  15.67          $  15.64               $13.09                $11.57               $ 9.64
 --------          --------               ------                ------               ------
     0.16              0.19                 0.08                  0.27                 0.28
     0.02              0.22                 2.57                  2.11                 2.43
 --------          --------               ------                ------               ------
     0.18              0.41                 2.65                  2.38                 2.71
 --------          --------               ------                ------               ------
    (0.19)            (0.19)               (0.09)                (0.26)               (0.29)
    (0.18)            (0.19)               (0.01)                (0.60)               (0.49)
 --------          --------               ------                ------               ------
    (0.37)            (0.38)               (0.10)                (0.86)               (0.78)
 --------          --------               ------                ------               ------
 $  15.48          $  15.67               $15.64                $13.09               $11.57
 --------          --------               ------                ------               ------
     1.35%             2.49%               20.37%                21.10%               28.70%
 $110,809          $130,191               $9,462                $  692               $  266
     2.42%             2.43%                2.46%+                2.50%                2.50%+
     1.15%             1.20%                1.12%+                2.39%                2.67%+
       54%               18%                  13%                   50%                  48%

--------------------------------------------------------------------------------

CLASS B

         Year Ended July 31,                           Year Ended December 31,
 -------------------------------------         -----------------------------------------
   1999         1998          1997 (b)          1996           1995          1994 (a)
----------------------------------------------------------------------------------------
 $ 11.76       $ 11.46        $ 10.58          $ 10.81        $  9.00        $ 10.00
 -------       -------        -------          -------        -------        -------
    0.34          0.34           0.20             0.33           0.37           0.39
    2.37          1.44           0.87             0.05           2.26          (1.01)
 -------       -------        -------          -------        -------        -------
    2.71          1.78           1.07             0.38           2.63          (0.62)
 -------       -------        -------          -------        -------        -------
   (0.33)        (0.36)         (0.19)           (0.33)         (0.37)         (0.38)
   (1.28)        (1.12)             0            (0.28)         (0.45)             0
 -------       -------        -------          -------        -------        -------
   (1.61)        (1.48)         (0.19)           (0.61)         (0.82)         (0.38)
 -------       -------        -------          -------        -------        -------
 $ 12.86       $ 11.76        $ 11.46          $ 10.58        $ 10.81        $  9.00
 -------       -------        -------          -------        -------        -------
   25.23%        16.31%         10.21%            3.60%         29.90%         (6.20%)
 $54,839       $43,776        $36,738          $38,511        $35,662        $28,792
    1.77%         1.74%          1.75%+           1.62%          1.53%          1.27%+
    2.85%         2.82%          3.10%+           3.12%          3.78%          4.19%+
      46%           62%            50%              59%            88%            23%

                                                         GROWTH AND INCOME FUNDS

                                   EVERGREEN

--------------------------------------------------------------------------------

SMALL CAP VALUE FUND            CLASS C

                            Year Ended July 31,       Year Ended December 31,
                         ---------------------------  --------------------------
                          1999     1998    1997 (b)#     1996        1995 (a)
---------------------------------------------------------------------------------
Net asset value,
 beginning of period     $ 15.66  $ 15.63   $13.09    $     11.56   $      9.74
                         -------  -------   ------    -----------   -----------
Income from investment
 operations
Net investment income       0.16     0.19     0.10           0.28          0.28
Net realized and
 unrealized gains on
 securities                 0.01     0.22     2.54           2.10          2.33
                         -------  -------   ------    -----------   -----------
Total from investment
 operations                 0.17     0.41     2.64           2.38          2.61
                         -------  -------   ------    -----------   -----------
Distributions to
 shareholders from
Net investment income      (0.19)   (0.19)   (0.09)         (0.25)        (0.30)
Net realized gains         (0.18)   (0.19)   (0.01)         (0.60)        (0.49)
                         -------  -------   ------    -----------   -----------
Total distributions        (0.37)   (0.38)   (0.10)         (0.85)        (0.79)
                         -------  -------   ------    -----------   -----------
Net asset value, end of
 period                  $ 15.46  $ 15.66   $15.63    $     13.09   $     11.56
                         -------  -------   ------    -----------   -----------
Total return*               1.28%    2.49%   20.30%         21.10%        27.30%
Ratios and supplemental
 data
Net assets, end of
 period (thousands)      $22,842  $26,197   $2,770    $        56   $        24
Ratios to average net
 assets:
 Expenses**                 2.42%    2.43%    2.45%+         2.50%         2.50%+
 Net investment income      1.15%    1.20%    1.20%+         2.33%         2.63%+
Portfolio turnover rate       54%      18%      13%            50%           48%

(a) For the period from January 24, 1995 (commencement of class operations) to December 31, 1995.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.
# Net investment income is based on average shares outstanding during the period.

--------------------------------------------------------------------------------

UTILITY FUND                      CLASS C


                              Year Ended July 31,       Year Ended December 31,
                             ------------------------  ------------------------
                              1999    1998   1997 (b)   1996    1995   1994 (a)
--------------------------------------------------------------------------------
Net asset value, beginning
 of period                   $11.76  $11.46   $10.58   $10.82  $ 9.01   $9.33
                             ------  ------   ------   ------  ------   -----
Income from investment
 operations
Net investment income          0.34    0.34     0.20     0.33    0.37    0.12
Net realized and unrealized
 gains or losses on
 securities                    2.37    1.44     0.87     0.04    2.26   (0.33)
                             ------  ------   ------   ------  ------   -----
Total from investment
 operations                    2.71    1.78     1.07     0.37    2.63   (0.21)
                             ------  ------   ------   ------  ------   -----
Distributions to
 shareholders from
Net investment income         (0.33)  (0.36)   (0.19)   (0.33)  (0.37)  (0.11)
Net realized gains            (1.28)  (1.12)       0    (0.28)  (0.45)      0
                             ------  ------   ------   ------  ------   -----
Total distributions           (1.61)  (1.48)   (0.19)   (0.61)  (0.82)  (0.11)
                             ------  ------   ------   ------  ------   -----
Net asset value, end of
 period                      $12.86  $11.76   $11.46   $10.58  $10.82   $9.01
                             ------  ------   ------   ------  ------   -----
Total return*                 25.23%  16.31%   10.21%    3.50%  29.80%  (2.20%)
Ratios and supplemental
 data
Net assets, end of period
 (thousands)                 $  879  $  486   $  379   $  396  $  246   $ 128
Ratios to average net
 assets:
 Expenses**                    1.77%   1.74%    1.75%+   1.63%   1.54%   1.94%+
 Net investment income         2.74%   2.82%    3.10%+   3.13%   3.76%   3.96%+
Portfolio turnover rate          46%     62%      50%      59%     88%     23%

(a) For the period from September 2, 1994 (commencement of class operations) to December 31, 1994.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
(c) For the period from February 28, 1994 (commencement of class operations) to December 31, 1994.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

GROWTH AND INCOME FUNDS

                                   EVERGREEN

--------------------------------------------------------------------------------

CLASS Y

          Year Ended July 31,                           Year Ended December 31,
 --------------------------------------        ----------------------------------------
   1999         1998          1997 (b)#         1996          1995            1994
---------------------------------------------------------------------------------------
 $ 15.77       $ 15.71         $ 13.12         $11.58        $ 9.70          $10.15
 -------       -------         -------         ------        ------          ------
    0.33          0.34            0.19           0.38          0.38            0.34
   (0.02)         0.24            2.56           2.13          2.38           (0.41)
 -------       -------         -------         ------        ------          ------
    0.31          0.58            2.75           2.51          2.76           (0.07)
 -------       -------         -------         ------        ------          ------
   (0.33)        (0.33)          (0.15)         (0.37)        (0.38)          (0.33)
   (0.18)        (0.19)          (0.01)         (0.60)        (0.50)          (0.05)
 -------       -------         -------         ------        ------          ------
   (0.51)        (0.52)          (0.16)         (0.97)        (0.88)          (0.38)
 -------       -------         -------         ------        ------          ------
 $ 15.57       $ 15.77         $ 15.71         $13.12        $11.58          $ 9.70
 -------       -------         -------         ------        ------          ------
    2.31%         3.57%          21.09%         22.40%        29.10%          (0.70%)
 $56,903       $96,556         $42,374         $8,592        $4,806          $3,613
    1.42%         1.39%           1.39%+         1.50%         1.50%+          1.48%
    2.19%         2.23%           2.39%+         3.36%         3.56%+          3.72%
      54%           18%             13%            50%           48%              9%


--------------------------------------------------------------------------------

CLASS Y

          Year Ended July 31,                          Year Ended December 31,
 --------------------------------------        ----------------------------------------
   1999         1998          1997 (b)          1996          1995          1994 (c)
---------------------------------------------------------------------------------------
 $ 11.77       $ 11.46         $ 10.58         $10.82        $ 9.00          $ 9.51
 -------       -------         -------         ------        ------          ------
    0.49          0.46            0.25           0.44          0.47            0.37
    2.33          1.45            0.88           0.03          2.27           (0.50)
 -------       -------         -------         ------        ------          ------
    2.82          1.91            1.13           0.47          2.74           (0.13)
 -------       -------         -------         ------        ------          ------
   (0.45)        (0.48)          (0.25)         (0.43)        (0.47)          (0.38)
   (1.28)        (1.12)              0          (0.28)        (0.45)              0
 -------       -------         -------         ------        ------          ------
   (1.73)        (1.60)          (0.25)         (0.71)        (0.92)          (0.38)
 -------       -------         -------         ------        ------          ------
 $ 12.86       $ 11.77         $ 11.46         $10.58        $10.82          $ 9.00
 -------       -------         -------         ------        ------          ------
   26.35%        17.60%          10.85%          4.50%        31.30%          (1.60%)
 $ 2,123       $ 1,695         $ 1,627         $2,000        $7,791          $5,201
    0.77%         0.74%           0.74%+         0.61%         0.54%           0.40%+
    3.92%         3.82%           4.06%+         4.01%         4.76%           4.93%+
      46%           62%             50%            59%           88%             23%

                                                         GROWTH AND INCOME FUNDS

                                   EVERGREEN

--------------------------------------------------------------------------------

VALUE FUND                        CLASS A


                                Year Ended July 31,      Year Ended December 31,
                              ------------------------  ------------------------
                               1999    1998   1997 (a)   1996    1995    1994
--------------------------------------------------------------------------------
Net asset value, beginning
 of period                    $22.23  $24.64   $20.57   $20.45  $16.62  $17.63
                              ------  ------   ------   ------  ------  ------
Income from investment
 operations
Net investment income           0.21    0.26     0.21     0.38    0.55    0.52
Net realized and unrealized
 gains or losses on
 securities                     2.76    2.00     4.05     3.49    4.69   (0.20)
                              ------  ------   ------   ------  ------  ------
Total from investment
 operations                     2.97    2.26     4.26     3.87    5.24    0.32
                              ------  ------   ------   ------  ------  ------

Distributions to
 shareholders from
Net investment income          (0.21)  (0.29)   (0.19)   (0.41)  (0.51)  (0.51)
Net realized gains             (0.13)  (4.38)       0    (3.34)  (0.90)  (0.82)
                              ------  ------   ------   ------  ------  ------
Total distributions            (0.34)  (4.67)   (0.19)   (3.75)  (1.41)  (1.33)
                              ------  ------   ------   ------  ------  ------
Net asset value, end of
 period                       $24.86  $22.23   $24.64   $20.57  $20.45  $16.62
                              ------  ------   ------   ------  ------  ------

Total return*                  13.48%   9.55%   20.78%   18.90%  31.80%   1.90%
Ratios and supplemental data
Net assets, end of period
 (millions)                   $  464  $  476   $  392   $  328  $  292  $  189
Ratios to average net
 assets:
 Expenses**                     1.00%   1.01%    0.92%+   0.91%   0.90%   0.93%
 Net investment income          0.93%   1.04%    1.66%+   1.77%   2.78%   2.96%
Portfolio turnover rate          110%     69%       6%      91%     53%     70%

(a) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

--------------------------------------------------------------------------------

GROWTH AND INCOME FUNDS

                                   EVERGREEN

--------------------------------------------------------------------------------

CLASS B

           Year Ended July 31,                     Year Ended December 31,
-------------------------------------       --------------------------------------
   1999          1998        1997 (a)         1996          1995          1994
----------------------------------------------------------------------------------
 $  22.20      $  24.63      $  20.58       $  20.45      $  16.62      $  17.63
 --------      --------      --------       --------      --------      --------

     0.04          0.08          0.12           0.22          0.39          0.42
     2.75          1.99          4.03           3.50          4.70         (0.20)
 --------      --------      --------       --------      --------      --------
     2.79          2.07          4.15           3.72          5.09          0.22
 --------      --------      --------       --------      --------      --------

    (0.05)        (0.12)        (0.10)         (0.25)        (0.36)        (0.41)
    (0.13)        (4.38)            0          (3.34)        (0.90)        (0.82)
 --------      --------      --------       --------      --------      --------
    (0.18)        (4.50)        (0.10)         (3.59)        (1.26)        (1.23)
 --------      --------      --------       --------      --------      --------
 $  24.81      $  22.20      $  24.63       $  20.58      $  20.45      $  16.62
 --------      --------      --------       --------      --------      --------
    12.65%         8.73%        20.23%         18.10%        30.90%         1.30%

 $331,724      $326,459      $276,256       $197,411      $141,072      $104,297

     1.75%         1.76%         1.67%+         1.66%         1.65%         1.53%
     0.18%         0.30%         0.92%+         1.01%         2.04%         2.36%
      110%           69%            6%            91%           53%           70%

--------------------------------------------------------------------------------
                                                         GROWTH AND INCOME FUNDS

                                   EVERGREEN

--------------------------------------------------------------------------------

VALUE FUND                       CLASS C


                               Year Ended July 31,      Year Ended December 31,
                            ------------------------  --------------------------
                             1999    1998   1997 (b)   1996    1995   1994 (a)
--------------------------------------------------------------------------------
Net asset value, beginning
 of period                  $22.18  $24.61   $20.56   $20.44  $16.61   $18.28
                            ------  ------   ------   ------  ------   ------
Income from investment
 operations
Net investment income         0.04    0.10     0.12     0.22    0.39     0.19
Net realized and
 unrealized gains or
 losses on securities         2.75    1.97     4.03     3.50    4.70    (0.81)
                            ------  ------   ------   ------  ------   ------
Total from investment
 operations                   2.79    2.07     4.15     3.72    5.09    (0.62)
                            ------  ------   ------   ------  ------   ------

Distributions to
 shareholders from
Net realized gains           (0.13)  (4.38)       0    (3.34)  (0.90)   (0.82)
                            ------  ------   ------   ------  ------   ------
Net investment income        (0.05)  (0.12)   (0.10)   (0.26)  (0.36)   (0.23)
Total distributions          (0.18)  (4.50)   (0.10)   (3.60)  (1.26)   (1.05)
                            ------  ------   ------   ------  ------   ------
Net asset value, end of
 period                     $24.79  $22.18   $24.61   $20.56  $20.44   $16.61
                            ------  ------   ------   ------  ------   ------

Total return*                12.66%   8.74%   20.25%   18.10%  30.90%   (3.40%)
Ratios and supplemental
 data
Net assets, end of period
 (thousands)                $4,635  $5,125   $2,507   $1,458  $  811   $  485
Ratios to average net
 assets:
 Expenses**                   1.75%   1.76%    1.66%+   1.67%   1.65%    1.68%+
 Net investment income        0.18%   0.29%    0.94%+   1.00%   2.03%    2.16%+
Portfolio turnover rate        110%     69%       6%      91%     53%      70%

(a) For the period from September 2, 1994 (commencement of class operations) to December 31, 1994.
(b) For the seven months ended July 31, 1997. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 1997.
*   Excluding applicable sales charges.
** Ratio of expenses to average net assets includes fee waivers and excludes fee credits.
+   Annualized.

--------------------------------------------------------------------------------

GROWTH AND INCOME FUNDS

                                   EVERGREEN

--------------------------------------------------------------------------------

CLASS Y

          Year Ended July 31,                                   Year Ended December 31,
----------------------------------------            -----------------------------------------------
  1999         1998             1997 (b)             1996              1995              1994
---------------------------------------------------------------------------------------------------
 $22.23       $24.64             $20.57             $20.45            $16.61            $17.63
 ------       ------             ------             ------            ------            ------

   0.29         0.35               0.25               0.44              0.57              0.56
   2.74         1.97               4.03               3.49              4.72             (0.20)
 ------       ------             ------             ------            ------            ------
   3.03         2.32               4.28               3.93              5.29              0.36
 ------       ------             ------             ------            ------            ------

  (0.26)       (0.35)             (0.21)             (0.47)            (0.55)            (0.56)
  (0.13)       (4.38)                 0              (3.34)            (0.90)            (0.82)
 ------       ------             ------             ------            ------            ------
  (0.39)       (4.73)             (0.21)             (3.81)            (1.45)            (1.38)
 ------       ------             ------             ------            ------            ------
 $24.87       $22.23             $24.64             $20.57            $20.45            $16.61
 ------       ------             ------             ------            ------            ------
  13.81%        9.79%             20.93%             19.20%            32.20%             2.10%

 $  132       $  183             $1,149             $  996            $  761            $  507
   0.75%        0.70%              0.67%+             0.66%             0.65%             0.68%
   1.20%        1.47%              1.91%+             2.02%             3.02%             3.21%
    110%          69%                 6%                91%               53%               70%

--------------------------------------------------------------------------------
                                                         GROWTH AND INCOME FUNDS

                                   EVERGREEN

--------------------------------------------------------------------------------

OTHER FUND PRACTICES

The Funds may invest in futures and options which are forms of derivatives. The Growth and Income and Income and Growth Funds may also engage in short sales. Such practices are used to hedge a Fund's portfolio to protect against changes in interest rate, to adjust the portfolio's duration, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

If the Fund invests in foreign securities, which may include foreign currency transactions, the value of the Fund's shares will be affected by changes in exchange rates. To manage this risk, the Fund may enter into currency futures contracts and forward currency exchange contracts. Although the Fund uses these contracts to hedge the U.S. dollar value of a security it already owns, the Fund could lose money if it fails to predict accurately the future exchange rates. The Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of the Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly, and if a Fund is incorrect in its judgement of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Although not a principal investment strategy of the Value Fund, the Fund may invest up to 25% of its assets in bonds. Investments in bonds may subject the Fund, and therefore the value of the Fund's shares, to interest rate risk and credit risk. For a discussion of these risks, see "Overview of Fund Risks" on page 1.

Although not a principal investment strategy of the Growth and Income Fund, the Fund may invest up to 5% of its assets in debt securities which are rated below investment grade, commonly known as "junk bonds". Below investment grade bonds are commonly referred to as "junk bonds" because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risks. Markets may react to unfavorable news about issuers of below investment grade bonds causing sudden and steep declines in value. In addition, below investment grade bonds are subject to credit risk and interest rate risk which are discussed under "Overview of Fund Risks" on page 1.

 Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

GROWTH AND INCOME FUNDS

                                   EVERGREEN

                                     Notes
                                                         GROWTH AND INCOME FUNDS

                                   EVERGREEN

                                     Notes
GROWTH AND INCOME FUNDS

                                   EVERGREEN

                                     Notes
                                                         GROWTH AND INCOME FUNDS

                                   EVERGREEN


                                Evergreen Funds

Money Market

Florida Municipal Money Market Fund

Money Market Fund

Municipal Money Market Fund

New Jersey Municipal Money Market Fund

Pennsylvania Municipal Money Market Fund

Treasury Money Market Fund

U.S. Government Money Market Fund

Tax-Advantaged

Connecticut Municipal Bond Fund



Florida High Income Municipal Bond Fund

Florida Municipal Bond Fund

Georgia Municipal Bond Fund

High Grade Municipal Bond Fund

Maryland Municipal Bond Fund

Municipal Bond Fund

New Jersey Municipal Bond Fund

North Carolina Municipal Bond Fund

Pennsylvania Municipal Bond Fund

Short Intermediate Municipal Fund

South Carolina Municipal Bond Fund

Virginia Municipal Bond Fund

Income

Capital Preservation and Income Fund


Diversified Bond Fund

High Income Fund

High Yield Bond Fund

Intermediate Term Bond Fund

Short Intermediate Bond Fund

Strategic Income Fund

U.S. Government Fund


Quality Income Fund

Balanced

Balanced Fund

Capital Balanced Fund

Foundation Fund

Tax Strategic Foundation Fund

Growth & Income

Blue Chip Fund

Equity Income Fund


Growth and Income Fund

Income and Growth Fund

Small Cap Value Fund

Utility Fund

Value Fund

Domestic Growth

Aggressive Growth Fund

Capital Growth Fund

Evergreen Fund



Masters Fund

Omega Fund




Small Company Growth Fund

Stock Selector Fund

Strategic Growth Fund

Tax Strategic Equity Fund

Select Equity

Select Equity Index Fund

Select Special Equity Fund

Global International

Emerging Markets Growth Fund

Global Leaders Fund

Global Opportunities Fund

International Growth Fund

Latin America Fund

Perpetual Global Fund

Perpetual International Fund

Precious Metals Fund


Express Line
800.346.3858

Investor Services
800.343.2898

www.evergreen-funds.com

GROWTH AND INCOME FUNDS

                             QUICK REFERENCE GUIDE

1  Evergreen Express Line
    Call 1-800-346-3858
    24 hours a day to
    . check your account
    . order a statement
    . get a Fund's current price, yield and total return
    . buy, redeem or exchange Fund shares

2  Investor services
    Call 1-800-343-2898
    Monday through Friday, 8 a.m. to 6 p.m. Eastern time to . buy, redeem or exchange shares
    . order applications
    . get assistance with your account






3  Information Line for Hearing and Speech Impaired (TTY/TDD)
    Call 1-800-343-2888
    Monday through Friday, 8 a.m. to 6 p.m. Eastern time


4  For express, registered or certified mail:

    Evergreen Service Company
    P.O. Box 2121
    Boston, MA 02106-2121
    . to buy, redeem or exchange shares
    . to change the registration on your account
    . for general correspondence


5  For express, registered or certified mail:

    Evergreen Service Company
    200 Berkeley Street
    Boston, MA 02116-5039


6  Visit us on-line:

    www.evergreen-funds.com


7  Regular communications you will receive:

    Account Statements -- You will receive quarterly statements for each Fund you own.

    Confirmation Notices -- We send a confirmation of any transaction you make within five days of the transaction.

    Annual and Semi-annual reports -- You will receive a detailed financial report on your Fund(s) twice a year.

    Tax Forms -- Each January you will receive any tax forms you need to file your taxes as well as the Evergreen Tax Information Guide.

    For More Information About the Evergreen
    Growth and Income Funds, Ask for:

    The Funds' most recent Annual or Semi-annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

    The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

    For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment representative. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreen-funds.com.

    Information about these Funds (including the SAI) is also available on the SEC's Internet web site at http://www.sec.gov, or, for a duplication fee, by writing the SEC Public Reference Section, Washington DC 20549-6009. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information, call the Commission at 1-800-SEC-0330.

                          Evergreen Distributor, Inc.
                               125 W. 55th Street
                            New York, New York 10019

                                                    SEC File No.: 811-08413

82551                                                      536115 RV5


                                                                 ---------------
                                                                    BULK RATE
[LOGO OF EVERGREEN FUNDS]                                         U.S. POSTAGE
                                                                      PAID
201 South College St.                                             PERMIT NO. 19
Charlotte, NC 28288                                                 HUDSON, MA
                                                                 ---------------

                             EVERGREEN EQUITY TRUST

                                     PART B

                             EVERGREEN EQUITY TRUST
                               200 Berkeley Street
                           Boston, Massachusetts 02116
                                 (800) 633-2700

                             GROWTH AND INCOME FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION


                                December 1, 1999


                     Evergreen Blue Chip Fund ("Blue Chip Fund")

                 Evergreen Equity Income Fund ("Equity Income Fund")

               Evergreen Growth and Income Fund ("Growth and Income Fund") Evergreen Income and Growth Fund ("Income and Growth Fund")

                   Evergreen Small Cap ValueFund ("Small Cap Value Fund")

                       Evergreen Utility Fund ("Utility Fund")
                         Evergreen Value Fund ("Value Fund")
                     (Each a "Fund"; together, the "Funds")

         Each Fund is a series of Evergreen Equity Trust (the "Trust").



         This Statement of Additional Information ("SAI") pertains to all classes of shares of the Funds listed above. It is not a prospectus but should be read in conjunction with the prospectus dated December 1, 1999 for the Fund in which you are interested. The Funds are offered through a single prospectus offering Class A, Class B, Class C and Class Y shares of each Fund. You may obtain the prospectus by calling (800) 343-2898.


         Certain information may be incorporated by reference to the Funds' Annual Report dated July 31, 1999. You may obtain a copy of the Annual Report without charge by calling (800) 343-2898 or downloading it off our website at www.evergreen-funds.com.

                                TABLE OF CONTENTS


PART 1

TRUST HISTORY................................................................
INVESTMENT POLICIES..........................................................
OTHER SECURITIES AND PRACTICES...............................................
PRINCIPAL HOLDERS OF FUND SHARES.............................................
EXPENSES.....................................................................
PERFORMANCE..................................................................
SERVICE PROVIDERS............................................................
FINANCIAL STATEMENTS.........................................................

PART 2


ADDITIONAL INFORMATION ON SECURITIES AND INVESTMENT PRACTICES................
PURCHASE AND REDEMPTION OF SHARES............................................
SALES CHARGE WAIVERS AND REDUCTIONS..........................................
PRICING OF SHARES............................................................
PERFORMANCE CALCULATIONS.....................................................
PRINCIPAL UNDERWRITER........................................................
DISTRIBUTION EXPENSES UNDER RULE 12b-1.......................................
TAX INFORMATION..............................................................
BROKERAGE....................................................................
ORGANIZATION.................................................................
INVESTMENT ADVISORY AGREEMENT................................................
MANAGEMENT OF THE TRUST......................................................
CORPORATE AND MUNICIPAL BOND RATINGS.........................................
ADDITIONAL INFORMATION.......................................................

                                     PART 1

                                  TRUST HISTORY


         The Trust is an open-end management investment company, which was organized as a Delaware business trust on September 18, 1997. Each Fund is a diversified series of the Trust. A copy of the Declaration of Trust is on file as an exhibit to the Trust's Registration Statement, of which this SAI is a part. Evergreen Equity Income Fund (formerly Evergreen Fund for Total Return) changed its name on April 6, 1999. Also on April 6, 1999, Evergreen Small Cap Value Fund (formerly Evergreen Small Cap Equity Fund) changed its name.


                               INVESTMENT POLICIES

FUNDAMENTAL INVESTMENT RESTRICTIONS

         Each Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares, as defined in the Investment Company Act of 1940 (the "1940 Act"). Where necessary, an explanation beneath a fundamental policy describes the Fund=s practices with respect to that policy, as allowed by current law. If the law governing a policy changes, the Fund=s practices may change accordingly without a shareholder vote. Unless otherwise stated, all references to the assets of the Fund are in terms of current market value.

         1.  Diversification

         Each Fund may not make any investment that is inconsistent with its classification as a diversified investment company under the 1940 Act.

         Further Explanation of Diversification Policy:

         To remain classified as a diversified investment company under the 1940 Act, each Fund must conform with the following: With respect to 75% of its total assets, a diversified investment company may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, determined at the time of purchase. These limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities.

         2.  Concentration

         Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities), except that Utility will concentrate its investments in utility industries.

         Further Explanation of Concentration Policy: Each Fund except Utility may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), except that Utility is required to invest at least 65% of its total assets in utility industries.

         3.  Issuing Senior Securities

         Except as permitted under the 1940 Act, each Fund may not issue senior securities.

         4.  Borrowing

         Each Fund may not borrow money, except to the extent permitted by applicable law.

         Further Explanation of Borrowing Policy:

         Each Fund may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow up to an additional 5% of its total assets from banks or others. A Fund may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. A Fund may purchase additional securities so long as borrowings do not exceed 5% of its total assets. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. Each Fund may purchase securities on margin and engage in short sales to the extent permitted by applicable law

         5.  Underwriting

         Each Fund may not underwrite securities of other issuers, except insofar as a Fund may be deemed to be an underwriter in connection with the disposition of its portfolio securities.

         6.  Real Estate

         Each Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in (a) securities that are directly or indirectly secured by real estate, or (b) securities issued by issuers that invest in real estate.

         7.  Commodities

         Each Fund may not purchase or sell commodities or contracts on commodities, except to the extent that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

         8.  Lending

         Each Fund may not make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

         Further Explanation of Lending Policy:

         To generate income and offset expenses, a Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to 33 1/3% of its total assets, taken at market value. While securities are on loan, the borrower will pay the Fund any income accruing on the security. The Fund may invest any collateral it receives in additional portfolio securities, such as U.S. Treasury notes, certificates of deposit, other high-grade, short-term obligations or interest bearing cash equivalents. Gains or losses in the market value of a security lent will affect the Fund and its shareholders.

         When a Fund lends its securities, it will require the borrower to give the Fund collateral in cash or government securities. The Fund will require collateral in an amount equal to at least 100% of the current market value of the securities lent, including accrued interest. The Fund has the right to call a loan and obtain the securities lent any time on notice of not more than five business days. The Fund may pay reasonable fees in connection with such loans.


                         OTHER SECURITIES AND PRACTICES


         For information regarding securities the Funds may purchase and investment practices the Funds may use, see the following section in Part 2 of this SAI under "Additional Information on Securities and Investment Practices." Information provided in the sections listed below expands upon and supplements information provided in the Funds' prospectus. The list below applies to all Funds unless otherwise noted.


Money Market Instruments


Convertible Securities

U.S. Government Securities

When-Issued, Delayed-Delivery and Forward Commitment Transactions
  (not applicable to Growth and Income Fund, Income and Growth Fund and Small Cap Value Fund)

Repurchase Agreements

Reverse   Repurchase   Agreements   (not   applicable   to   Growth and Income
  Fund and Income and Growth Fund)

Options
Futures  Transactions

Foreign Securities (not applicable to  Growth and Income Fund)


Foreign   Currency   Transactions   (not   applicable   to Growth and Income
   Fund)

High Yield, High Risk Bonds (applicable only to Equity Income Fund and Growth and Income Fund)
Illiquid and Restricted Securities
Investment in Other Investment Companies

Short Sales (applicable only to Growth and Income and Income and Growth Fund)


Warrants (applicable only to Blue Chip Fund)


Limited Partnerships (applicable only to Blue Chip Fund)


Payment-in-kind Securities Securities


Lending Swaps, Caps, Floors and Collars



                        PRINCIPAL HOLDERS OF FUND SHARES


         As of November 1, 1999, the officers and Trustees of the Trust owned as a group less than 1% of the outstanding shares of any class of each Fund.


         Set forth below is information with respect to each person who, to each Fund=s knowledge, owned beneficially or of record more than 5% of the outstanding shares of any class of each Fund as of November 1, 1999.

                ----------------------------------------------------------------

                Blue Chip Fund Class A
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Blue Chip Fund Class B
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None

                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Blue Chip Fund Class C
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                Douglas M. Ellingson
                1833 East Carver Street                              12.74%
                Tempe, AZ 85284-2509


                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------


                Douglas M. Ellingson TTEE                            8.49%
                Ellingson Irrevocable Trust
                1833 East Carver Street
                Tempe, AZ  85284-2509


                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------


                MLPF&S For the Sole Benefit of Its Customers         5.80%
                Attn: Fund Administration
                4800 Deer Lake Drive E. 2nd Floor

                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------


                Blue Chip Fund Class Y

                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------

                First Union National Bank BK/EB/INT
                Cash Account                                         56.69%
                Attn: Trust Operations Fund Group
                401 S. Tryon Street, 3rd Floor CMG 1151
                Charlotte, NC 28202-1911

                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------


                First Union National Bank EB/INT                     19.45%
                Reinvest Account
                Attn: Trust Operations Fund Group
                401 S. Tryon Street, 3rd Floor CMG 1151
                Charlotte, NC 28202-1911

                ---------------------------------------------------- -----------

                ----------------------------------------------------------------

                Equity Income Fund Class A
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------


                MLPF&S For the Sole Benefit of Its Customers         5.13%
                Attn: Fund Administration
                4800 Deer Lake Drive E. 2nd Floor
                Jacksonville, FL 32246-6484

                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Equity Income Fund Class B
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------


                MLPF&S For the Sole Benefit of Its Customers         8.86%
                Attn: Fund Administration
                4800 Deer Lake Drive E. 2nd Floor
                Jacksonville, FL 32246-6484

                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Equity Income Fund Class C
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------


                Lavedna Ellingson                                    19.11%
                DouglasEllingson TTEES
                Lavedna Ellingson Marital Trust U/A Dtd 5-1-86
                8510 McClintock
                Tempe, AZ  85284-2527

                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------


                MLPF&S for the Sole Benefit of Its Customers         10.60%

                Attn: Fund Administration
                4800 Deer Lake Drive E. 2nd Floor
                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------


                State Street Bank and Trust Company Custodian        5.07%
                Rollover IRA FBO
                Warren C. Smothers
                C/O Linsco Private Ledger
                4402 Vance Jackson Suite 101
                San Antonio, TX  78230-5333

                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Equity Income Fund Class Y
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------


                First Union National Bank/EB/INT                     70.99%
                Reinvest Account
                Attn: Joe Gainey

                401 S. Tryon St. 3rd Fl.
                Charlotte, NC 28202-1911
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------


                State Street Bank and Trust Company                  6.36%
                Custodian
                Rollover IRA FBO
                Arnold Lieber
                33 W. 88th Street
                New York, NY 10024-2537

                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------


                State Street Bank and Trust Company Custodian        5.62%
                IRA FBO
                Mitchell S. Cohen
                23 Gregory Lane
                Millwood, NY  10546-1039


                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Growth and Income Fund Class A
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------


                Growth and Income Fund Class B
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Growth and Income Fund Class C
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------


                MLPF&S For the Sole Benefit of Its Customers         19.38%
                Attn: Fund Administration
                4800 Deer Lake Drive E. 2nd Floor

                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Growth and Income Fund Class Y
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------


                First Union National Bank EB/INT                     49.34%
                Reinvest Account
                Attn: Trust Operations Fund Group
                401 S. Tryon St. 3rd Fl. CMG 1151
                Charlotte, NC  28202-1911

                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------


                First Union National Bank EB/INT                     25.51%
                Cash Account
                Attn: Trust Operations Fund Group
                401 S. Tryon St. 3rd Fl. CMG 1151
                Charlotte, NC  28202-1911


                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Income and Growth Fund Class A
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------


                None

                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Income and Growth Fund Class B
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------


                None

                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Income and Growth Fund Class C
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------


                None

                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Income and Growth Fund Class Y
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------


                None

                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Small Cap Value Fund Class A
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------


                None

                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Small Cap Value Fund Class B
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------


                MLPF&S For the Sole Benefit of Its Customers         8.28%
                Attn: Fund Administration
                4800 Deer Lake Drive E. 2nd Floor

                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------

                ----------------------------------------------------------------

                Small Cap Value Fund Class C
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------


                MLPF&S For the Sole Benefit of Its Customers         17.12%
                Attn: Fund Administration
                4800 Deer Lake Drive E. 2nd Floor

                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Small Cap Value Fund Class Y
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------


                First Union National BK EB/INT                       64.06%
                Cash Account
                Attn: Trust Operations Fund Group

                401 S. Tryon St. 3rd Fl. CMG 1151
                Charlotte, NC 28202-1911
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------


                First Union National Bank EB/INT                     17.55%
                Reinvest Account
                Attn: Trust Operations Fund Group

                401 S. Tryon St. 3rd Fl. CMG 1151
                Charlotte, NC 28202-1911
                ----------------------------------------------------------------

                Utility Fund Class A
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Utility Fund Class B
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Utility Fund Class C
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------


                Wexford Clearing Services Corp.                      14.43%
                Edward S. Carrier
                57 Walbridge Road
                West Hartford, CT  06119-1344

                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------


                MLPF&S For the Sole Benefit of Its Customers         9.61%
                Attn: Fund Administration
                4800 Deer Lake Drive E. 2nd Floor

                Jacksonville, FL 32246-6484
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------


                State Street Bank and Trust Company                  9.11%
                Custodian
                Rollover IRA FBO
                Sandra K. Rosenberg
                1558 Park Circle
                Mendota Heights, MN  55118-2745

                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------


                PaineWebber FBO                                      5.01%
                Dee Ann Thomas
                682 Broad Ave. So.
                Naples, FL  34102

                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Utility Fund Class Y
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------


                First Union National Bank                            63.83%
                Trust Accounts
                Attn: Ginny Batten

                11th Floor CMG-1151
                301 S. Tryon Street
                Charlotte, NC 28202-1910
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------


                First Union National Bank                            13.56%
                Trust Accounts
                Attn: Ginny Batten

                11th Floor CMG-1151
                301 S.Tryon Street
                Charlotte, NC 28202-1910
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------


                Khalid Iqbal C/F                                     6.11%
                Fatima Khalid IQBAL

                Unif Gift Min ACT KY
                401 Bogle Street
                Somerset, KY 42503-2870
                ---------------------------------------------------- -----------

                ----------------------------------------------------------------

                Value Fund Class A
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Value Fund Class B
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------

                None
                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Value Fund Class C
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------


                Donaldson Lufkin Jenrette                            13.12%
                Securities Corporation Inc.

                P.O. Box 2052
                Jersey City, NJ 07303-9998
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------


                Douglas M. Ellingson                                 10.37%
                1833 East Carver St.
                Tempe, AZ  85284-2509

                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------


                Douglas M. Ellingson TTEE                            6.91%
                Ellingson Irrevocable Trust
                1833 E. Carver St.
                Tempe, AZ  85284-2509

                ---------------------------------------------------- -----------
                ----------------------------------------------------------------

                Value Fund Class Y
                ----------------------------------------------------------------
                ---------------------------------------------------- -----------


                First Union National Bank                            65.74%
                Trust Accounts
                Attn: Ginny Batten
                CMG-1151 11th Floor
                301 S. Tryon Street

                Charlotte, NC 28202-1910
                ---------------------------------------------------- -----------
                ---------------------------------------------------- -----------


                First Union National Bank                            25.62%
                Trust Accounts
                Attn: Ginny Batten

                11th Floor CMG-1151
                301 S. Tryon Street
                Charlotte, NC 28202-1910
                ---------------------------------------------------- -----------


                                    EXPENSES
Advisory Fees

         Each Fund has its own investment advisor. (For more information, see "Investment Advisory Agreements" in Part 2 of this SAI.) Evergreen Asset
Management  Corp.   ("EAMC")  is  the  investment   advisor  to   Growth and
Income Fund, Income and Growth Fund and Small Cap Value Fund. Lieber & Company acts as sub-advisor to these Funds, and is reimbursed by EAMC for the costs of providing sub-advisory services. EAMC is entitled to receive from each of these Funds an annual fee based on the Fund=s average daily net assets, as follows:

                  ---------------------------------- -----------------

                  Average Daily Net Assets           Fee
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                         first $750 million               1.00%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $250 million               0.90%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                           over $1 billion                0.80%
                  ---------------------------------- -----------------


         Evergreen Investment Management ("EIM")(formerly known as Capital Management Group) a division of First Union National Bank is the investment advisor to Utility Fund and Value Fund. EIM is entitled to receive from each of these Funds an annual fee equal to 0.50% of the average daily net assets of the Fund.


         Evergreen Investment Management Company ("EIMC"), formerly Keystone Investment Management Company, is the investment advisor to Blue Chip Fund. EIMC is entitled to receive from Blue Chip Fund an annual fee based on the Fund's average daily net assets, as follows:

                  ---------------------------------- -----------------

                  Average Daily Net Assets           Fee
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                         first $100 million               0.70%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $100 million               0.65%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $100 million               0.60%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $100 million               0.55%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $100 million               0.50%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $500 million               0.45%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $500 million               0.40%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          over $1.5 billion               0.35%
                  ---------------------------------- -----------------


         EIMC is also the investment advisor to Equity Income Fund. EIMC is entitled to receive from Equity Income Fund an annual fee based on 1.5% of the Fund's gross dividend and interest income plus a percentage of the Fund's average daily net assets, as follows:


                  ---------------------------------- -----------------

                  Average Daily Net Assets                Fee
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                         first $100 million               0.60%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $100 million               0.55%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $100 million               0.50%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $100 million               0.45%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $100 million               0.40%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                          next $500 million               0.35%
                  ---------------------------------- -----------------
                  ---------------------------------- -----------------

                           over $1 billion                0.30%
                  ---------------------------------- -----------------

Advisory Fees Paid

         Below are the advisory fees accrued by each Fund for the last three fiscal periods.

  ----------------------------- ---------------------- ---------------------

  Fiscal Period/Fund            Advisory Fee           Waiver
  ----------------------------- ---------------------- ---------------------
  --------------------------------------------------------------------------


  Period Ended July 31, 1999

  --------------------------------------------------------------------------
  ----------------------------- ---------------------- ---------------------


  Blue Chip Fund                     $2,858,644                -0-

  ----------------------------- ---------------------- ---------------------
  ----------------------------- ---------------------- ---------------------


  Equity Income Fund                 $983,976                 -0-

  ----------------------------- ---------------------- ---------------------
  ----------------------------- ---------------------- ---------------------

  Growth and Income Fund             $17,519,113               -0-

  ----------------------------- ---------------------- ---------------------
  ----------------------------- ---------------------- ---------------------


  Income and Growth Fund             $8,634,036                -0-

  ----------------------------- ---------------------- ---------------------
  ----------------------------- ---------------------- ---------------------


  Small Cap Value Fund               $2,765,667                -0-

  ----------------------------- ---------------------- ---------------------
  ----------------------------- ---------------------- ---------------------


  Utility Fund                       $745,510                 -0-

  ----------------------------- ---------------------- ---------------------
  ----------------------------- ---------------------- ---------------------


  Value Fund                         $4,710,657                -0-

  ----------------------------- ---------------------- ---------------------
  --------------------------------------------------------------------------


  Periods Ended 1998

  --------------------------------------------------------------------------
  ----------------------------- ---------------------- ---------------------

  Blue Chip Fund (1)                 $2, 052,676               -0-
  ----------------------------- ---------------------- ---------------------
  ----------------------------- ---------------------- ---------------------

  Equity Income Fund (2)             $1,062,354                -0-


  ----------------------------- ---------------------- ---------------------
  ----------------------------- ---------------------- ---------------------

  Growth and Income Fund (2)         $16,275,918               -0-
  ----------------------------- ---------------------- ---------------------
  ----------------------------- ---------------------- ---------------------

  Income and Growth Fund (2)         $9,685,921                -0-
  ----------------------------- ---------------------- ---------------------
  ----------------------------- ---------------------- ---------------------

  Small Cap Value Fund (2)           $2,055,006                -0-
  ----------------------------- ---------------------- ---------------------
  ----------------------------- ---------------------- ---------------------


  Utility Fund (2)                   $704,533               $204,617
  ----------------------------- ---------------------- ---------------------
  ----------------------------- ---------------------- ---------------------

  Value Fund (2)                     $7,023,408                -0-
  ----------------------------- ---------------------- ---------------------
  --------------------------------------------------------------------------


  Periods Ended 1997

  --------------------------------------------------------------------------
  ----------------------------- ---------------------- ---------------------

  Blue Chip Fund (3)                 $1,794,364                -0-
  ----------------------------- ---------------------- ---------------------
  ----------------------------- ---------------------- ---------------------

  Equity Income Fund (7)             $546,092                 -0-

  ----------------------------- ---------------------- ---------------------
  ----------------------------- ---------------------- ---------------------

  Growth and Income Fund (4)         $5,736,248                -0-
  ----------------------------- ---------------------- ---------------------
  ----------------------------- ---------------------- ---------------------

  Income and Growth Fund (5)         $4,371,784                -0-
  ----------------------------- ---------------------- ---------------------
  ----------------------------- ---------------------- ---------------------

  Income and Growth Fund (6)         $8,823,541                -0-
  ----------------------------- ---------------------- ---------------------
  ----------------------------- ---------------------- ---------------------

  Small Cap Value Fund (4)           $180,153               $35,183
  ----------------------------- ---------------------- ---------------------
  ----------------------------- ---------------------- ---------------------

  Utility Fund (4)                   $382,537               $146,640
  ----------------------------- ---------------------- ---------------------
  ----------------------------- ---------------------- ---------------------

  Value Fund (4)                     $4,753,235                -0-
  ----------------------------- ---------------------- ---------------------


(1) Eleven  months  ended  7/31/1998
(2) Year ended  7/31/1998
(3) Year ended 8/31/1997
(4) Seven months ended  7/31/1997
(5) Six months ended  7/31/1997
(6) Year ended 1/31/1997
(7) Eight months ended 7/31/1997


Brokerage Commissions

Below are the brokerage commissions paid by each Fund and brokerage commissions paid by the applicable Funds to Lieber & Company for the last three fiscal periods. For more information regarding brokerage commissions, see "Brokerage" in Part 2 of this SAI.

------------------------------- ---------------------- ----------------------

Fiscal Period/Fund              Total Paid to All      Total Paid to Lieber
                                Brokers
------------------------------- ---------------------- ----------------------
-----------------------------------------------------------------------------


Period Ended July 31, 1999

-----------------------------------------------------------------------------
------------------------------- ---------------------- ----------------------


Blue Chip Fund                       $1,128,579                 -0-

------------------------------- ---------------------- ----------------------
------------------------------- ---------------------- ----------------------

Equity Income Fund                   $376,821                  -0-

------------------------------- ---------------------- ----------------------
------------------------------- ---------------------- ----------------------

Growth and Income Fund               $2,254,572             $2,145,290

------------------------------- ---------------------- ----------------------
------------------------------- ---------------------- ----------------------


Income and Growth Fund               $2,647,692             $1,734,853

------------------------------- ---------------------- ----------------------
------------------------------- ---------------------- ----------------------


Small Cap Value Fund                 $410,670               $322,591

------------------------------- ---------------------- ----------------------
------------------------------- ---------------------- ----------------------



Utility Fund                         $249,350                  -0-

------------------------------- ---------------------- ----------------------
------------------------------- ---------------------- ----------------------


Value Fund                           $2,327,193                 -0-

------------------------------- ---------------------- ----------------------
-----------------------------------------------------------------------------

Periods Ended 1998
-----------------------------------------------------------------------------
------------------------------- ---------------------- ----------------------

Blue Chip Fund (1)                   $722,562                  -0-
------------------------------- ---------------------- ----------------------
------------------------------- ---------------------- ----------------------


Equity Income Fund (2)               $247,967                  -0-

------------------------------- ---------------------- ----------------------
------------------------------- ---------------------- ----------------------

Growth and Income Fund (2)           $1,527,103             $1,460,628
------------------------------- ---------------------- ----------------------
------------------------------- ---------------------- ----------------------

Income and Growth Fund (2)           $2,839,407             $1,762,628
------------------------------- ---------------------- ----------------------
------------------------------- ---------------------- ----------------------

Small Cap Value (2)                  $382,504               $305,340
------------------------------- ---------------------- ----------------------
------------------------------- ---------------------- ----------------------


Utility Fund (2)                     $255,495                  -0-
------------------------------- ---------------------- ----------------------
------------------------------- ---------------------- ----------------------

Value Fund (2)                       $2,277,475                 -0-
------------------------------- ---------------------- ----------------------
------------------------------- ---------------------- ----------------------

Periods Ended 1997
------------------------------- ---------------------- ----------------------
------------------------------- ---------------------- ----------------------

Blue Fund Chip (3)                   $656,022                  -0-
------------------------------- ---------------------- ----------------------
------------------------------- ---------------------- ----------------------


Equity Income Fund (7)               $153,935                  -0-

------------------------------- ---------------------- ----------------------
------------------------------- ---------------------- ----------------------
Growth and Income Fund (4)           $412,968               $348,590
------------------------------- ---------------------- ----------------------
------------------------------- ---------------------- ----------------------

Income and Growth Fund (5)           $1,575,483             $1,066,378
------------------------------- ---------------------- ----------------------
------------------------------- ---------------------- ----------------------

Income and Growth Fund (6)           $3,529,313             $2,835,293
------------------------------- ---------------------- ----------------------
------------------------------- ---------------------- ----------------------

Small Cap Value Fund (4)             $74,018                $61,390
------------------------------- ---------------------- ----------------------
------------------------------- ---------------------- ----------------------

Utility Fund (4)                     $220,091                  -0-
------------------------------- ---------------------- ----------------------
------------------------------- ---------------------- ----------------------

Value Fund (4)                       $273,045                  -0-
------------------------------- ---------------------- ----------------------


(1) Eleven  months  ended  7/31/1998
(2) Year ended  7/31/1998
(3) Year ended 8/31/1997
(4) Seven months ended  7/31/1997
(5) Six months ended  7/31/1997
(6) Year ended 1/31/1997
(7) Eight months ended 7/31/1997


Percentage of Brokerage Commissions Paid to Lieber & Company


         The table below shows, for the fiscal year ended July 31, 1999, (1) the percentage of aggregate brokerage commissions paid by each applicable Fund to Lieber & Company and (2) the percentage of each applicable Fund's aggregate dollar amount of commissionable transactions effected through Lieber & Company. For more information, see "Selection of Brokers" under "Brokerage" in Part 2 of this SAI.


------------------------------ ---------------------------- -------------------

Fund                           Percentage of Commissions    Percentage of
                               to Lieber & Company          Commissionable
                              Transactions through
                                Lieber & Company
------------------------------ ---------------------------- -------------------
------------------------------ ---------------------------- -------------------


Growth and Income Fund                    95.2%                       91.4%

------------------------------ ---------------------------- -------------------
------------------------------ ---------------------------- -------------------


Income and Growth Fund                    65.5%                       39.3%

------------------------------ ---------------------------- -------------------
------------------------------ ---------------------------- -------------------


Small Cap Value Fund                      78.6%                       65.0%

------------------------------ ---------------------------- -------------------


Portfolio Turnover

         The Funds generally do not take portfolio turnover into account in making investment decisions. This means the Funds could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Funds and their shareholders. It may also result in the Funds realizing greater net short-term capital gains, distributions from which are taxable to shareholders as ordinary income.


Underwriting Commissions

         Below are the underwriting commissions paid by each Fund and the amounts retained by the principal underwriter for the last three fiscal periods. For more information, see "Principal Underwriter" in Part 2 of this SAI.

------------------------------ ---------------------------- -------------------

Fiscal Period/Fund             Total Underwriting           Underwriting
                               Commissions                  Commissions Retained
------------------------------ ---------------------------- -------------------

-------------------------------------------------------------------------------


Period ended July 31, 1999

-------------------------------------------------------------------------------
------------------------------ ---------------------------- -------------------


Blue Chip Fund                         $1,387,879                    $55,530

------------------------------ ---------------------------- -------------------
------------------------------ ---------------------------- -------------------


Equity Income Fund                     $228,712                       -0-

------------------------------ ---------------------------- -------------------
------------------------------ ---------------------------- -------------------

Growth and Income Fund                 $1,065,602                    $36,299

------------------------------ ---------------------------- -------------------
------------------------------ ---------------------------- -------------------


Income and Growth Fund                 $145,172                     $11,661

------------------------------ ---------------------------- -------------------
------------------------------ ---------------------------- -------------------


Small Cap Value Fund                   $472,825                     $35,233

------------------------------ ---------------------------- -------------------
------------------------------ ---------------------------- -------------------


Utility Fund                           $103,237                       -0-

------------------------------ ---------------------------- -------------------
------------------------------ ---------------------------- -------------------


Value Fund                             $193,003                     $16,490

------------------------------ ---------------------------- -------------------

-------------------------------------------------------------------------------

Periods ended 1998
-------------------------------------------------------------------------------
------------------------------ ---------------------------- -------------------

Blue Chip Fund (1)                      $1,989,997                    $23,620
------------------------------ ---------------------------- -------------------
------------------------------ ---------------------------- -------------------

Equity Income Fund (2)                  $849,763                     $30,676

------------------------------ ---------------------------- -------------------
------------------------------ ---------------------------- -------------------

Growth and Income Fund (2)              $20,963,554                   $603,197
------------------------------ ---------------------------- -------------------
------------------------------ ---------------------------- -------------------

Income and Growth Fund (2)              $649,901                     $26,252
------------------------------ ---------------------------- -------------------
------------------------------ ---------------------------- -------------------

Small Cap Value Fund (2)                $6,344,098                    $182,887
------------------------------ ---------------------------- -------------------
------------------------------ ---------------------------- -------------------


Utility Fund (2)                        $327,363                     $13,944
------------------------------ ---------------------------- -------------------
------------------------------ ---------------------------- -------------------

Value Fund (2)                          $2,716,315                    $109,283
------------------------------ ---------------------------- -------------------
-------------------------------------------------------------------------------

Periods ended 1997
-------------------------------------------------------------------------------
------------------------------ ---------------------------- -------------------

Blue Chip Fund (3)                     $1,017,961                    $363,862
------------------------------ ---------------------------- -------------------
------------------------------ ---------------------------- -------------------

Equity Income Fund (7)                  $128,762                      $7,709

------------------------------ ---------------------------- -------------------
------------------------------ ---------------------------- -------------------

Growth and Income Fund (4)             $1,796,199                    $169,177
------------------------------ ---------------------------- -------------------
------------------------------ ---------------------------- -------------------

Income and Growth Fund (5)              $41,996                      $4,196
------------------------------ ---------------------------- -------------------
------------------------------ ---------------------------- -------------------

Income and Growth Fund (6)              $187,403                     $20,208
------------------------------ ---------------------------- -------------------
------------------------------ ---------------------------- -------------------

Small Cap Value Fund (4)                $72,045                      $8,281
------------------------------ ---------------------------- -------------------
------------------------------ ---------------------------- -------------------


Utility Fund (4)                        $15,633                      $1,789
------------------------------ ---------------------------- -------------------
------------------------------ ---------------------------- -------------------

Value Fund (4)                          $479,927                     $51,343
------------------------------ ---------------------------- -------------------


(1)  Eleven  months  ended  7/31/1998
(2)  Year ended  7/31/1998
(3)  Year ended 8/31/1997
(4)  Seven months ended  7/31/1997
(5)  Six months ended  7/31/1997
(6)  Year ended 1/31/1997
(7)  Eight months ended 7/31/1997

12b-1 Fees


         Below are the 12b-1 fees paid by each Fund for the fiscal year ended July 31, 1999. For more information, see "Distribution Expenses Under Rule 12b-1" in Part 2 of this SAI.


-------------------- --------------------------------- -------------------------------- ---------------------------------

                     Class A                           Class B                          Class C

       Fund
                     --------------------------------- -------------------------------- ---------------------------------
                     ---------------- ---------------- ---------------- --------------- ---------------- ----------------

                     Distribution     Service Fees     Distribution     Service Fees    Distribution     Service Fees
                     Fees                              Fees                             Fees
-------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------
-------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------

Blue Chip Fund             -0-        $774,362         $1,228,306       $409,435        $11,459          $3,820

--------------------                                   ---------------- --------------- ---------------- ----------------
-------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------

Equity Income Fund         -0-        $127,494         $662,123         $219,982        $139,251         $46,417

-------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------
-------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------

Growth and Income Fund     -0-        $676,478         $7,038,523       $2,346,174      $329,695         $109,898

-------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------
--------------------                                   ---------------- --------------- ---------------- ----------------


Income and Growth Fund     -0-        $34,283          $379,904         $126,634        $8,087           $2,696

-------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------
-------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------


Small Cap Value Fund       -0-        $149,687         $889,482         $296,494        $179,951         $59,983

-------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------
-------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------



Utility Fund               -0-        $245,543         $357,248         $119,083        $4,596           $1,532

-------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------
-------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------


Value Fund                 -0-        $1,154,951       $2,433,726       $811,242        $34,053          $11,351

-------------------- ---------------- ---------------- ---------------- --------------- ---------------- ----------------

Trustee Compensation


         Listed below is the Trustee compensation paid by the Trust individually for the fiscal year ended July 31, 1999 and by the Trust and the eight other trusts in the Evergreen Fund Complex for the calendar year ended December 31, 1998. The Trustees do not receive pension or retirement benefits from the Funds. For more information, see "Management of the Trust" in Part 2 of this SAI.


         ------------------------------- ------------------------------ -----------------------------


                                          Aggregate Compensation from   Total Compensation from the
                    Trustee                the Trust for the fiscal      Evergreen Fund Complex for
                                             year ended 7/31/1999         the calendar year ended
                                                                                12/31/1998**

         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------

         Laurence B. Ashkin                         $7,013                        $75,500

         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------


         Charles A. Austin, III                     $7,043                        $75,500

         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------


         K. Dun Gifford                             $6,937                        $73,000

         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------


         James S. Howell                            $9,071                        $99,500

         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------


         Leroy Keith Jr.                            $6,937                        $73,000

         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------


         Gerald M. McDonnell                        $7,012                        $75,500

         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------


         Thomas L. McVerry                          $8,085                        $86,500

         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------


         William Walt Pettit                        $6,937                        $68,000

         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------


         David M. Richardson                        $6,937                        $73,000

         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------


         Russell A. Salton, III                     $7,162                        $79,000

         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------


         Michael S. Scofield*                       $8,489                        $79,500

         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------


         Richard J. Shima                           $6,937                        $73,000

         ------------------------------- ------------------------------ -----------------------------
         ------------------------------- ------------------------------ -----------------------------




          * As of January 1, 2000, Michael S. Scofield will become Chairman of the Board and James S. Howell will become Trustee Emeritus.
          ** Certain Trustees have elected to defer all or part of their total compensation for the calendar year ended December 31, 1998. The amounts listed below will be payable in later years to the respective Trustees:


          Austin           $11,325
          Howell           $79,200
          McDonnell        $75,500
          McVerry          $86,500
          Petit            $68,000
          Salton           $78,500


                                   PERFORMANCE

Total Return


         Below are the annual total returns for each class of shares of the Funds (including applicable sales charges) as of July 31, 1999. For more information, see "Total Return" under "Performance Calculations" in Part 2 of this SAI.

------------------------- ------------------ --------------------- -------------------- ---------------------

Fund/Class                One Year           Five Years            Ten Years or Since   Inception Date
                                                                   Inception
------------------------- ------------------ --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------

Blue Chip Fund (1)

-------------------------------------------------------------------------------------------------------------
------------------------- ------------------ --------------------- -------------------- ---------------------


Class A                              11.71%                20.42%               13.58%  1/20/1998

------------------------- ------------------ --------------------- -------------------- ---------------------
------------------------- ------------------ --------------------- -------------------- ---------------------


Class B                              11.26%                20.66%               13.31%  9/11/1935

------------------------- ------------------ --------------------- -------------------- ---------------------
------------------------- ------------------ --------------------- -------------------- ---------------------


Class C                              15.37%                20.74%               13.21%  1/22/1998

------------------------- ------------------ --------------------- -------------------- ---------------------




------------------------- ------------------ --------------------- -------------------- ---------------------


Class Y                              17.46%                21.88%               14.40%  4/30/1999

------------------------- ------------------ --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------


Equity Income Fund (3)

-------------------------------------------------------------------------------------------------------------
------------------------- ------------------ --------------------- -------------------- ---------------------


Class A                               3.06%                17.56%               12.95%  4/14/1987

------------------------- ------------------ --------------------- -------------------- ---------------------
------------------------- ------------------ --------------------- -------------------- ---------------------


Class B                               2.74%                17.56%               12.92%  2/1/1993

------------------------- ------------------ --------------------- -------------------- ---------------------
------------------------- ------------------ --------------------- -------------------- ---------------------


Class C                               6.45%                17.79%               12.92%  2/1/1993

------------------------- ------------------ --------------------- -------------------- ---------------------
------------------------- ------------------ --------------------- -------------------- ---------------------


Class Y                               8.44%                18.77%               13.53%  1/13/1997

------------------------- ------------------ --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------

Growth and Income Fund (2)

-------------------------------------------------------------------------------------------------------------
------------------------- ------------------ --------------------- -------------------- ---------------------


Class A                              -0.47%                17.31%               13.60%  1/3/1995

------------------------- ------------------ --------------------- -------------------- ---------------------
------------------------- ------------------ --------------------- -------------------- ---------------------


Class B                              -1.27%                17.50%               13.78%  1/3/1995

------------------------- ------------------ --------------------- -------------------- ---------------------
------------------------- ------------------ --------------------- -------------------- ---------------------


Class C                               2.69%                17.71%               13.79%  1/3/1995

------------------------- ------------------ --------------------- -------------------- ---------------------
------------------------- ------------------ --------------------- -------------------- ---------------------


Class Y                               4.75%                18.74%               14.29%  10/15/1986

------------------------- ------------------ --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------


Income and Growth Fund (2)

-------------------------------------------------------------------------------------------------------------
------------------------- ------------------ --------------------- -------------------- ---------------------


Class A                               6.80%                12.68%                9.42%  1/3/1995

------------------------- ------------------ --------------------- -------------------- ---------------------
------------------------- ------------------ --------------------- -------------------- ---------------------


Class B                               6.48%                12.79%                9.58%  1/3/1995

------------------------- ------------------ --------------------- -------------------- ---------------------
------------------------- ------------------ --------------------- -------------------- ---------------------


Class C                              10.37%                13.01%                9.58%  1/3/1995

------------------------- ------------------ --------------------- -------------------- ---------------------
------------------------- ------------------ --------------------- -------------------- ---------------------


Class Y                              12.46%                14.02%               10.07%  8/31/1978

------------------------- ------------------ --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------


Small Cap Value Fund (2)

-------------------------------------------------------------------------------------------------------------
------------------------- ------------------ --------------------- -------------------- ---------------------


Class A                              -2.71%                14.11%               12.07%  1/3/1995

------------------------- ------------------ --------------------- -------------------- ---------------------
------------------------- ------------------ --------------------- -------------------- ---------------------


Class B                              -3.59%                14.21%               12.25%  1/3/1995

------------------------- ------------------ --------------------- -------------------- ---------------------
------------------------- ------------------ --------------------- -------------------- ---------------------


Class C                               0.30%                14.40%               12.31%  1/24/1995

------------------------- ------------------ --------------------- -------------------- ---------------------
------------------------- ------------------ --------------------- -------------------- ---------------------


Class Y                               2.31%                15.50%               13.23%  10/1/1993

------------------------- ------------------ --------------------- -------------------- ---------------------
-------------------------------------------------------------------------------------------------------------


Utility Fund (4)

-------------------------------------------------------------------------------------------------------------
------------------------- ------------------ --------------------- -------------------- ---------------------


Class A                              20.03%                15.88%               13.34%  1/4/1994

------------------------- ------------------ --------------------- -------------------- ---------------------
------------------------- ------------------ --------------------- -------------------- ---------------------


Class B                              20.23%                15.93%               13.42%  1/4/1994

------------------------- ------------------ --------------------- -------------------- ---------------------
------------------------- ------------------ --------------------- -------------------- ---------------------


Class C                              24.23%                16.17%               13.59%  9/2/1994

------------------------- ------------------ --------------------- -------------------- ---------------------
------------------------- ------------------ --------------------- -------------------- ---------------------


Class Y                              26.35%                17.29%               14.61%  2/28/1994

------------------------- ------------------ --------------------- -------------------- ---------------------





-------------------------------------------------------------------------------------------------------------


Value Fund (3)

-------------------------------------------------------------------------------------------------------------
----------------------- -------------------- --------------------- -------------------- ---------------------


Class A                               8.08%                17.45%               12.98%  4/12/1985

----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------


Class B                               7.65%                17.54%               13.03%  2/2/1993

----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------


Class C                              11.66%                17.77%               13.13%  9/2/1994

----------------------- -------------------- --------------------- -------------------- ---------------------
----------------------- -------------------- --------------------- -------------------- ---------------------


Class Y                              13.81%                18.90%               13.79%  1/3/1991

----------------------- -------------------- --------------------- -------------------- ---------------------


(1) Historical performance shown for Classes A, C, and Y prior to their inception is based on the performance of Class B, the original class offered. These historical returns for Classes A and Y have been adjusted to eliminate the effect of the higher 12b-1 fees applicable to Class B. The 12b-1 fees for Class A are 0.25%, for Class B are 1.00%, and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had not been eliminated, returns would have been lower.


(2) Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class Y, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00%, and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.


(3) Historical performance shown for Classes B, C, and Y prior to their inception is based on the performance of Class A, the original class offered. These historical returns for Classes B, C, and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00%, and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class Y would have been higher.


(4) Historical performance shown for Classes C and Y prior to their inception is based on the performance of Class A, one of the original classes offered along with Class B. These historical returns for Classes C and Y have not been adjusted to reflect the effect of each Class' 12b-1 fees. These fees for Class A are 0.25%, for Class B are 1.00% and for Class C are 1.00%. Class Y does not pay a 12b-1 fee. If these fees had been reflected, returns for Class C would have been lower while returns for Class Y would have been higher.


                      COMPUTATION OF CLASS A OFFERING PRICE

         Class A shares are sold at the net asset value ("NAV") plus a sales charge. Below is an example of the method of computing the offering price of Class A shares of each Fund. The example assumes a purchase of Class A shares of each Fund aggregating less than $100,000 based upon the NAV of each Fund's Class A shares at the end of each Fund's latest fiscal period. For more information, see "Purchase, Redemption and Pricing of Shares."

============================== ------------------- ------------------ ------------------- ===================

            Fund                      Date                 NAV        Per Share Sales     Offering Price
                                                                      Charge              Per Share
============================== ------------------- ------------------ ------------------- ===================
============================== ------------------- ------------------ ------------------- ===================

Blue Chip Fund                     7/31/1999            $32.88              4.75%               $34.52

============================== ------------------- ------------------ ------------------- ===================
============================== ------------------- ------------------ ------------------- ===================


Equity Income  Fund                7/31/1999            $20.17              4.75%               $21.18

============================== ------------------- ------------------ ------------------- ===================


Growth and Income Fund             7/31/1999            $29.56              4.75%               $31.03

============================== ------------------- ------------------ ------------------- ===================
============================== ------------------- ------------------ ------------------- ===================


Income and Growth Fund             7/31/1999            $22.57              4.75%               $23.70

============================== ------------------- ------------------ ------------------- ===================
============================== ------------------- ------------------ ------------------- ===================


Small Cap Value Fund               7/31/1999            $15.57              4.75%               $16.35

============================== ------------------- ------------------ ------------------- ===================
============================== ------------------- ------------------ ------------------- ===================


Utility Fund                       7/31/1999            $12.85              4.75%               $13.49

============================== ------------------- ------------------ ------------------- ===================
============================== ------------------- ------------------ ------------------- ===================


Value Fund                         7/31/1999            $24.86              4.75%               $26.10

============================== ------------------- ------------------ ------------------- ===================
============================== ------------------- ------------------ ------------------- ===================


                                SERVICE PROVIDERS

Administrator

         Evergreen Investment Services, Inc. ("EIS") serves as administrator for Utility and Value, subject to the supervision and control of the Trust's Board of Trustees. EIS provides the Funds with facilities, equipment and personnel and is entitled to receive a fee from the Fund based on the total assets of all mutual funds for which EIS serves as administrator and a First Union Corporation subsidiary serves as investment advisor. The fee paid to EIS is calculated in accordance with the following schedule:

                               ---------------------- -----------------

                               Assets                 Fee
                               ---------------------- -----------------
                               ---------------------- -----------------

                                 first $7 billion          0.050%
                               ---------------------- -----------------
                               ---------------------- -----------------

                                  next $3 billion          0.035%
                               ---------------------- -----------------
                               ---------------------- -----------------

                                  next $5 billion          0.030%
                               ---------------------- -----------------
                               ---------------------- -----------------

                                 next $10 billion          0.020%
                               ---------------------- -----------------
                               ---------------------- -----------------

                                  next $5 billion          0.015%
                               ---------------------- -----------------
                               ---------------------- -----------------

                                 over $30 billion          0.010%
                               ---------------------- -----------------


         EIS also provides facilities, equipment and personnel to Blue Chip Fund, Growth and Income Fund, Income and Growth Fund, Small Cap Value Fund and Equity Income Fund on behalf of the investment advisor. Blue Chip Fund and Equity Income Fund reimburse EIS for providing such services.


Transfer Agent

         Evergreen Service Company ("ESC"), a subsidiary of First Union Corporation, is the Fund's transfer agent. ESC issues and redeems shares, pays dividends and performs other duties in connection with the maintenance of shareholder accounts. The transfer agent's address is P.O. Box 2121, Boston, Massachusetts 02106-2121.

         The Fund pays ESC annual fees as follows:

                 ----------------------------- --------------- --------------


                 Fund Type                       Annual Fee     Annual Fee
                                                  Per Open      Per Closed
                                                  Account*       Account**

                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------

                 Monthly Dividend Funds            $25.50          $9.00
                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------

                 Quarterly Dividend Funds          $24.50          $9.00
                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------

                 Semiannual Dividend Funds         $23.50          $9.00
                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------

                 Annual Dividend Funds             $23.50          $9.00
                 ----------------------------- --------------- --------------
                 ----------------------------- --------------- --------------

                 Money Market Funds                $25.50          $9.00
                 ----------------------------- --------------- --------------

         * For shareholder accounts only. Each Fund pays ESC cost plus 15% for broker accounts.
         ** Closed accounts are maintained on the system in order to facilitate historical tax information.


Distributor

         Evergreen Distributor, Inc. (the "Distributor") markets the Funds through broker-dealers and other financial representatives. Its address is 125
W. 55th Street, New York, NY 10019.

Independent Auditors

         KPMG LLP, 99 High Street, Boston, Massachusetts 02110, audits the financial statements of each Fund.


Custodian

         State Street Bank and Trust Company is the Funds' custodian. The bank keeps custody of each Fund's securities and cash and performs other related duties. The custodian's address is 225 Franklin Street, Boston, Massachusetts 02110.

Legal Counsel

         Sullivan & Worcester LLP provides legal advice to the Funds. Its address is 1025 Connecticut Avenue, N.W., Washington, D.C. 20036.


                              FINANCIAL STATEMENTS

         The audited financial statements and the reports thereon are hereby incorporated by reference to the Funds' Annual Report, a copy of which may be obtained without charge from ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121.

                                 EVERGREEN FUNDS
                   Statement of Additional Information ("SAI")

                                     PART 2

                      ADDITIONAL INFORMATION ON SECURITIES
                            AND INVESTMENT PRACTICES

         The prospectus describes the Fund's investment objective and the securities in which it primarily invests. The following describes other securities the Fund may purchase and investment strategies it may use. Some of the information below will not apply to the Fund or the Class in which you are interested. See the list under Other Securities and Practices in Part 1 of this SAI to determine which of the sections below are applicable.


Money Market Instruments


         The Fund may invest up to 100% of its assets in high quality money market instruments, such as notes, certificates of deposit, commercial paper, banker's acceptances, bank deposits or U.S. government securities if, in the opinion of the investment advisor, market conditions warrant a temporary defensive investment strategy. Evergreen Equity Income Fund may also invest in debt securities and high grade preferred stocks for defensive purposes when its investment advisor determines a temporary defensive strategy is warranted.

U.S. Government Securities

         The Fund may invest in securities issued or guaranteed by U.S. Government agencies or instrumentalities.

         These securities are backed by (1) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities or (2) the credit of the agency or instrumentality issuing the obligations.

     Some government agencies and instrumentalities may not receive financial support from the U.S. Government. Examples of such agencies are:

         (i) Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

         (ii)     Farmers Home Administration;

         (iii)    Federal Home Loan Banks;

         (iv)     Federal Home Loan Mortgage Corporation;

         (v)      Federal National Mortgage Association; and

         (vi)     Student Loan Marketing Association.

Securities Issued by the Government National Mortgage Association ("GNMA"). The Fund may invest in securities issued by the GNMA, a corporation wholly-owned by the U.S. Government. GNMA securities or "certificates" represent ownership in a pool of underlying mortgages. The timely payment of principal and interest due on these securities is guaranteed.

         Unlike conventional bonds, the principal on GNMA certificates is not paid at maturity but over the life of the security in scheduled monthly payments. While mortgages pooled in a GNMA certificate may have maturities of up to 30 years, the certificate itself will have a shorter average maturity and less principal volatility than a comparable 30-year bond.

         The market value and interest yield of GNMA certificates can vary due not only to market fluctuations, but also to early prepayments of mortgages within the pool. Since prepayment rates vary widely, it is impossible to accurately predict the average maturity of a GNMA pool. In addition to the guaranteed principal payments, GNMA certificates may also make unscheduled principal payments resulting from prepayments on the underlying mortgages.

         Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, they may be less effective as a means of locking in attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, prepayments are likely to increase as the holders of the underlying mortgages seek refinancing. As a result, the value of a GNMA certificate is not likely to rise as much as the value of a comparable debt security would in response to same decline. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price compared to its par value, which may result in a loss.

When-Issued, Delayed-Delivery and Forward Commitment Transactions

         The Fund may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

         The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

         Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Fund will hold liquid assets worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

         Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Fund. In addition, when the Fund engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Fund may miss the opportunity to obtain a security at a favorable price or yield.

Repurchase Agreements

         The Fund may enter into repurchase agreements with entities that are registered as U.S. Government securities dealers, including member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by the investment advisor to be creditworthy. In a repurchase agreement the Fund obtains a security and simultaneously commits to return the security to the seller at a set price (including principal and interest) within a period of time usually not exceeding seven days. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

         The Fund's custodian or a third party will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund's investment advisor believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker-dealers, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Reverse Repurchase Agreements

         As described herein, the Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

         The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.


Dollar Roll Transactions

         The Fund may enter into dollar rolls in which the Fund sells securities and simultaneously contracts to repurchase substantially similar securities on a specified future date. In the case of dollar rolls involving mortgage-related securities, the mortgage-related securities that are purchased typically will be of the same type and will have the same or similar interest rate and maturity as those sold, but will be supported by different pools of mortgages. The Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll, but it is compensated by the difference between the current sales price and the price for the future purchase as well as by any interest earned on the proceeds of the securities sold. The Fund could also be compensated through receipt of fee income.

Dollar rolls may be viewed as a borrowing by the Fund, secured by the security which is the subject of the agreement. In addition to the general risks involved in leveraging, dollar rolls are subject to the same risks as repurchase and reverse repurchase agreements.


Securities Lending

         The Fund may lend portfolio securities to brokers, dealers and other financial institutions to earn additional income for the Fund. These transactions must be fully collateralized at all times with cash or short-term debt obligations, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from exercising its rights in respect of the collateral. Any investment of collateral by the Fund would be made in accordance with the Fund's investment objective and policies described in the prospectus.


Convertible Securities

         The Fund may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allow convertible securities to be employed for a variety of investment strategies.


         The Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of its investment advisor, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. The Fund may also elect to hold or trade convertible securities. In selecting convertible securities, the investment advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.


Warrants

         The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.


Swaps, Caps, Floors and Collars

         The Fund may enter into interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund would use these transactions as hedges and not as speculative investments and would not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.


         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's") or has an equivalent rating from another nationally recognized securities rating organization or is determined to be of equivalent credit quality by the Fund's investment advisor. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.
 As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


Indexed Securities

         The Fund may invest in indexed securities, the values of which are linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.


         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).


         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.


         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if the Fund's investment advisor considers that the Austrian schilling is linked to the German deutschmark (the "D-mark"), the Fund holds securities denominated in schillings and the investment advisor believes that the value of schillings will decline against the U.S. dollar, the investment advisor may enter into a contract to sell D-marks and buy dollars.


Options

         An option is a right to buy or sell a security for a specified price within a limited time period. The option buyer pays the option seller (known as the "writer") for the right to buy, which is a "call" option, or the right to sell, which is a "put" option. Unless the option is terminated, the option seller must then buy or sell the security at the agreed-upon price when asked to do so by the option buyer.

         The Fund may buy or sell put and call options on securities it holds or intends to acquire, and may purchase put and call options for the purpose of offsetting previously written put and call options of the same series. The Fund may also buy and sell options on financial futures contracts. The Fund will use options as a hedge against decreases or increases in the value of securities it holds or intends to acquire.

         The Fund may write only covered options. With regard to a call option, this means that the Fund will own, for the life of the option, the securities subject to the call option. The Fund will cover put options by holding, in a segregated account, liquid assets having a value equal to or greater than the price of securities subject to the put option. If the Fund is unable to effect a closing purchase transaction with respect to the covered options it has sold, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised, resulting in a potential loss of value to the Fund.

Futures Transactions

         The Fund may enter into financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into futures on securities or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities is an agreement to buy or sell securities at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

         The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the contract will tend to rise when the value of the underlying securities declines and to fall when the value of such securities increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities increases and to fall when the value of such securities declines. The Fund intends to purchase futures contracts in order to establish what is believed by the investment advisor to be a favorable price or rate of return for securities the Fund intends to purchase.

         The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

         The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

         Although futures and options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if the investment advisor correctly predicts interest rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities positions may be caused by differences between the futures and securities markets or by differences between the securities underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The Fund's investment advisor will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

         The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but currently intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in the prospectus and SAI.

         The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

"Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market". Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value the Fund will mark-to-market its open futures positions. The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Foreign Securities

         The Fund may invest in foreign securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits and Yankee certificates of deposit. The Fund may also invest in Canadian commercial paper and Europaper. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. issuers. Such risks include the possibility of adverse political and economic developments; imposition of withholding taxes on interest or other income; seizure, nationalization, or expropriation of foreign deposits; establishment of exchange controls or taxation at the source; greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.


         The Fund may also invest in the stocks of companies located in emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large price fluctuations; however, these markets may also provide higher long-term rates of return.


Foreign Currency Transactions

         As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver and receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Fund may also purchase and sell options related to foreign currencies in connection with hedging strategies.


Premium Securities

         The Fund may at times invest in premium securities which are securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amount payable on maturity. Although the Fund generally amortizes the amount of any such premium into income, the Fund may recognize a capital loss if such premium securities are called or sold prior to maturity and the call or sale price is less than the purchase price. Additionally, the Fund may recognize a capital loss if it holds such securities to maturity.


High Yield, High Risk Bonds

         The Fund may invest a portion of its assets in lower rated bonds. Bonds rated below BBB by S&P or Fitch IBCA, Inc. ("Fitch") or below Baa by Moody's, commonly known as "junk bonds," offer high yields, but also high risk. While investment in junk bonds provides opportunities to maximize return over time, they are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Investors should be aware of the following risks:

         (1) The lower ratings of junk bonds reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates may impair the ability of the issuer to make payments of interest and principal, especially if the issuer is highly leveraged. Such issuer's ability to meet its debt obligations may also be adversely affected by the issuer's inability to meet specific forecasts or the unavailability of additional financing. Also, an economic downturn or an increase in interest rates may increase the potential for default by the issuers of these securities.

         (2) The value of junk bonds may be more susceptible to real or perceived adverse economic or political events than is the case for higher quality bonds.

         (3) The value of junk bonds, like those of other fixed income securities, fluctuates in response to changes in interest rates, generally rising when interest rates decline and falling when interest rates rise. For example, if interest rates increase after a fixed income security is purchased, the security, if sold prior to maturity, may return less than its cost. The prices of junk bonds, however, are generally less sensitive to interest rate changes than the prices of higher-rated bonds, but are more sensitive to news about an issuer or the economy which is, or investors perceive as, negative.

         (4) The secondary market for junk bonds may be less liquid at certain times than the secondary market for higher quality bonds, which may adversely effect (a) the bond's market price, (b) the Fund's ability to sell the bond and the Fund's ability to obtain accurate market quotations for purposes of valuing its assets.

         For bond ratings descriptions, see "Corporate and Municipal Bond Ratings" below.

Illiquid and Restricted Securities


         The Fund may not invest more than 15% (10% for money market funds) of its net assets in securities that are illiquid. A security is illiquid when the Fund cannot dispose of it in the ordinary course of business within seven days at approximately the value at which the Fund has the investment on its books.


         The Fund may invest in "restricted" securities, i.e., securities subject to restrictions on resale under federal securities laws. Rule 144A under the Securities Act of 1933 ("Rule 144A") allows certain restricted securities to trade freely among qualified institutional investors. Since Rule 144A securities may have limited markets, the Board of Trustees will determine whether such securities should be considered illiquid for the purpose of determining the Fund's compliance with the limit on illiquid securities indicated above. In determining the liquidity of Rule 144A securities, the Trustees will consider:
(1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) dealer undertakings to make a market in the security; and
(4) the nature of the security and the nature of the marketplace trades.

Investment in Other Investment Companies

         The Fund may purchase the shares of other investment companies to the extent permitted under the 1940 Act. Currently, the Fund may not (1) own more than 3% of the outstanding voting stocks of another investment company, (2) invest more than 5% of its assets in any single investment company, and (3) invest more than 10% of its assets in investment companies. However, the Fund may invest all of its investable assets in securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Fund. Investing in other investment companies may expose a Fund to duplicate expenses and lower its value.

Short Sales

         A short sale is the sale of a security the Fund has borrowed. The Fund expects to profit from a short sale by selling the borrowed security for more than the cost of buying it to repay the lender. After a short sale is completed, the value of the security sold short may rise. If that happens, the cost of buying it to repay the lender may exceed the amount originally received for the sale by the Fund.

         The Fund may engage in short sales, but it may not make short sales of securities or maintain a short position unless, at all times when a short position is open, it owns an equal amount of such securities or of securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short. The Fund may effect a short sale in connection with an underwriting in which the Fund is a participant.

Municipal Bonds

         The Fund may  invest in  municipal  bonds of any  state,  territory  or possession of the United States ("U.S."), including the District of Columbia. The Fund may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Municipal bonds may also may be issued to refinance public debt.

         Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

         The Fund may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

         The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by S&P, Moody's and Fitch. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Fund, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Fund. Neither event would require the Fund to sell the bond, but the Fund's investment advisor would consider such events in determining whether the Fund should continue to hold it.

         The ability of the Fund to achieve its investment objective depends upon the continuing ability of issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Fund's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Fund's investment advisor may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Fund.

         From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Fund. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Fund's investment objectives and policies or dissolution of the Fund.

Virgin Islands, Guam and Puerto Rico

         The Fund may invest in obligations of the governments of the Virgin Islands, Guam and Puerto Rico to the extent such obligations are exempt from the income or intangibles taxes, as applicable, of the state for which the Fund is named. The Fund does not presently intend to invest more than (a) 10% of its net assets in the obligations of each of the Virgin Islands and Guam or (b) 25% of its net assets in the obligations of Puerto Rico. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within the Virgin Islands, Guam and Puerto Rico affecting the issuers of such obligations.

Master Demand Notes

         The Fund may invest in master demand notes. These are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Master demand notes permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days' notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days' notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals, which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, the Fund`s investment advisor considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund may invest in them only if at the time of an investment the issuer meets the criteria established for high quality commercial paper, i.e., rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch.

Brady Bonds

     The Fund may also invest in Brady Bonds. Brady Bonds are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructurings under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations that have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments, but generally are not collateralized. Brady Bonds are often viewed as having up to four valuation components: (1) collateralized repayment of principal at final maturity, (2) collateralized interest payments, (3) uncollateralized interest payments, and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Obligations of Foreign Branches of United States Banks

         The Fund may invest in obligations of foreign branches of U.S. banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S. and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

Obligations of United States Branches of Foreign Banks

         The Fund may invest in obligations of U.S. branches of foreign banks. These may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

Payment-in-kind Securities

         The Fund may invest in payment-in-kind ("PIK") securities. PIKs pay interest in either cash or additional securities, at the issuer's option, for a specified period. The issuer's option to pay in additional securities typically ranges from one to six years, compared to an average maturity for all PIK securities of eleven years. Call protection and sinking fund features are comparable to those offered on traditional debt issues.

         PIKs, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Several PIKs are senior debt. In other cases, where PIKs are subordinated, most senior lenders view them as equity equivalents.

         An advantage of PIKs for the issuer -- as with zero coupon securities -- is that interest payments are automatically compounded (reinvested) at the stated coupon rate, which is not the case with cash-paying securities. However, PIKs are gaining popularity over zeros since interest payments in additional securities can be monetized and are more tangible than accretion of a discount.

         As a group, PIK bonds trade flat (i.e., without accrued interest). Their price is expected to reflect an amount representing accredit interest since the last payment. PIKs generally trade at higher yields than comparable cash-paying securities of the same issuer. Their premium yield is the result of the lesser desirability of non-cash interest, the more limited audience for non-cash paying securities, and the fact that many PIKs have been issued to equity investors who do not normally own or hold such securities.

         Calculating the true yield on a PIK security requires a discounted cash flow analysis if the security (ex interest) is trading at a premium or a discount because the realizable value of additional payments is equal to the current market value of the underlying security, not par.

         Regardless of whether PIK securities are senior or deeply subordinated, issuers are highly motivated to retire them because they are usually their most costly form of capital.

Zero Coupon "Stripped" Bonds

         The Fund may invest in zero coupon "stripped" bonds. These represent ownership in serially maturing interest payments or principal payments on specific underlying notes and bonds, including coupons relating to such notes and bonds. The interest and principal payments are direct obligations of the issuer. Interest zero coupon bonds of any series mature periodically from the date of issue of such series through the maturity date of the securities related to such series. Principal zero coupon bonds mature on the date specified therein, which is the final maturity date of the related securities. Each zero coupon bond entitles the holder to receive a single payment at maturity. There are no periodic interest payments on a zero coupon bond. Zero coupon bonds are offered at discounts from their face amounts.

         In general, owners of zero coupon bonds have substantially all the rights and privileges of owners of the underlying coupon obligations or principal obligations. Owners of zero coupon bonds have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of zero coupon bonds.

         For federal income tax purposes, a purchaser of principal zero coupon bonds or interest zero coupon bonds (either initially or in the secondary market) is treated as if the buyer had purchased a corporate obligation issued on the purchase date with an original issue discount equal to the excess of the amount payable at maturity over the purchase price. The purchaser is required to take into income each year as ordinary income an allocable portion of such discounts determined on a "constant yield" method. Any such income increases the holder's tax basis for the zero coupon bond, and any gain or loss on a sale of the zero coupon bonds relative to the holder's basis, as so adjusted, is a capital gain or loss. If the holder owns both principal zero coupon bonds and interest zero coupon bonds representing an interest in the same underlying issue of securities, a special basis allocation rule (requiring the aggregate basis to be allocated among the items sold and retained based on their relative fair market value at the time of sale) may apply to determine the gain or loss on a sale of any such zero coupon bonds.

Mortgage-Backed or Asset-Backed Securities

         The Fund may invest in mortgage-backed securities and asset-backed securities. Two principal types of mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence.

         Investors purchasing CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

         REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

         In addition to mortgage-backed securities, the Fund may invest in securities secured by other assets including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder.


         Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicers were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of related asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.


         In general, issues of asset-backed securities are structured to include additional collateral and/or additional credit support to protect against the risk that a portion of the collateral supporting the asset-backed securities may default and/or may suffer from these defects. In evaluating the strength of particular issues of asset-backed securities, the investment advisor considers the financial strength of the guarantor or other provider of credit support, the type and extent of credit enhancement provided as well as the documentation and structure of the issue itself and the credit support.

Variable or Floating Rate Instruments

         The Fund may invest in variable or floating rate instruments which may involve a demand feature and may include variable amount master demand notes which may or may not be backed by bank letters of credit. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the investment advisor, be equivalent to the long-term bond or commercial paper ratings applicable to permitted investments for the Fund. The investment advisor will monitor, on an ongoing basis, the earning power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.


Real Estate Investment Trusts

         The Fund may invest in investments related to real estate including real estate investment trusts ("REITs"). Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions, overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.


Limited Partnerships

         The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects.

         For an organization classified as a partnership under the Internal Revenue Code of 1986, as amended (the "Code"), each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

         A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the Securities and Exchange Commission ("SEC") and are freely exchanged on a securities exchange or in the over-the-counter market.


                        PURCHASE AND REDEMPTION OF SHARES

         You may buy shares of the Fund through Evergreen Distributor, Inc. ("EDI"), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to four different classes of shares that differ primarily with respect to sales charges and distribution fees. Depending upon the class of shares, you will pay an initial sales charge when you buy the Fund's shares, a contingent deferred sales charge (a "CDSC") when you redeem the Fund's shares or no sales charges at all. Each Fund offers different classes of shares. Refer to the prospectus to determine which classes of shares are offered by each Fund.

Class A Shares

         With certain exceptions, when you purchase Class A shares you will pay a maximum sales charge of 4.75%. The prospectus contains a complete table of applicable sales charges and a discussion of sales charge reductions or waivers that may apply to purchases. If you purchase Class A shares in the amount of $1 million or more, without an initial sales charge, the Fund will charge a CDSC of 1.00% if you redeem during the month of your purchase or the 12-month period following the month of your purchase (see "Contingent Deferred Sales Charge" below).

         No front-end  sales charges are imposed on Class A shares  purchased by
(a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of First Union National Bank ("FUNB") and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees; and (g) upon the initial purchase of an Evergreen Fund by investors reinvesting the proceeds from a redemption within the preceding 30 days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC.

Class B Shares

         The Fund offers Class B shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC on shares you redeem within 72 months after the month of your purchase, in accordance with the following schedule:

         REDEMPTION TIME                                                                        CDSC RATE
         Month of purchase and the first 12-month
         period following the month of purchase...........................................        5.00%
         Second 12-month period following the month of purchase...........................        4.00%
         Third 12-month period following the month of purchase............................        3.00%
         Fourth 12-month period following the month of purchase...........................        3.00%
         Fifth 12-month period following the month of purchase............................        2.00%
         Sixth 12-month period following the month of purchase............................        1.00%
         Thereafter.......................................................................       0.00%

         Class B shares that have been outstanding for seven years after the month of purchase will automatically convert to Class A shares without imposition of a front-end sales charge or exchange fee. Conversion of Class B shares represented by stock certificates will require the return of the stock certificate to ESC.

Class C Shares

         Class C shares are available only through broker-dealers who have entered into special distribution agreements with EDI. The Fund offers Class C shares at net asset value without an initial sales charge. With certain exceptions, however, the Fund will charge a CDSC of 1.00% on shares you redeem within 12-months after the month of your purchase. See "Contingent Deferred Sales Charge" below.

Class Y Shares

         No CDSC is imposed on the redemption of Class Y shares. Class Y shares are not offered to the general public and are available only to (1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by (2) certain institutional investors and (3) investment advisory clients of an investment advisor of an Evergreen Fund or the advisor's affiliates. Class Y shares are offered at net asset value without a front-end or back-end sales charge and do not bear any Rule 12b-1 distribution expenses.

INSTITUTIONAL SHARES, INSTITUTIONAL SERVICE SHARES

         Each institutional class of shares is sold without a front-end sales charge or contingent deferred sales charge. Institutional Service shares pay an ongoing service fee. The minimum initial investment in any institutional class of shares is $1 million, which may be waived in certain circumstances. There is no minimum amount required for subsequent purchases.

Contingent Deferred Sales Charge

         The Fund charges a CDSC as reimbursement for certain expenses, such as commissions or shareholder servicing fees, that it has incurred in connection with the sale of its shares (see "Distribution Expenses Under Rule 12b-1," below). Institutional and Institutional Service shares do not charge a CDSC. If imposed, the Fund deducts the CDSC from the redemption proceeds you would otherwise receive. The CDSC is a percentage of the lesser of (1) the net asset value of the shares at the time of redemption or (2) the shareholder's original net cost for such shares. Upon request for redemption, to keep the CDSC a shareholder must pay as low as possible, the Fund will first seek to redeem shares not subject to the CDSC and/or shares held the longest, in that order. The CDSC on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc., paid to EDI or its predecessor.

                       SALES CHARGE WAIVERS AND REDUCTIONS

         The following information is not applicable to Institutional and Institutional Service shares.

         If you making a large purchase, there are several ways you can combine multiple purchases of Class A shares in Evergreen Funds and take advantage of lower sales charges. These are described below.

Combined Purchases

         You can reduce your sales charge by combining purchases of Class A shares of multiple Evergreen Funds. For example, if you invested $75,000 in each of two different Evergreen Funds, you would pay a sales charge based on a $150,000 purchase (i.e., 3.75% of the offering price, rather than 4.75%).

Rights of Accumulation

         You can reduce your sales charge by adding the value of Class A shares of Evergreen Funds you already own to the amount of your next Class A investment. For example, if you hold Class A shares valued at $99,999 and purchase an additional $5,000, the sales charge for the $5,000 purchase would be at the next lower sales charge of 3.75%, rather than 4.75%.

         Your account, and therefore your rights of accumulation, can be linked to immediate family members which includes father and mother, brothers and sisters, and sons and daughters. The same rule applies with respect to individual retirement plans. Please note, however, that retirement plans involving employees stand alone and do not pass on rights of accumulation.

Letter of Intent

         You can, by completing the "Letter of Intent" section of the application, purchase Class A shares over a 13-month period and receive the same sales charge as if you had invested all the money at once. All purchases of Class A shares of an Evergreen Fund during the period will qualify as Letter of Intent purchases.

Waiver of Initial Sales Charges

         The Fund may sell its shares at net asset value without an initial sales charge to:

         1.       purchasers of shares in the amount of $1 million or more;

         2. a corporate or certain other qualified retirement plan or a non-qualified deferred compensation plan or a Title 1 tax-sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees (a "Qualifying Plan") or a TSA plan sponsored by a public educational entity having 5,000 or more eligible employees (an "Educational TSA Plan");

         3. institutional investors, which may include bank trust departments and registered investment advisors;

         4. investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee;

         5. clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to a master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased;

         6. institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with the Fund by the broker-dealer;

         7. employees of FUNB, its affiliates, EDI, any broker-dealer with whom EDI, has entered into an agreement to sell shares of the Fund, and members of the immediate families of such employees;

         8. certain Directors, Trustees, officers and employees of the Evergreen Funds, EDI or their affiliates and to the immediate families of such persons; or

         9. a bank or trust company acting as trustee for a single account in the name of such bank or trust company if the initial investment in any of the Evergreen Funds made pursuant to this waiver is at least $500,000 and any commission paid at the time of such purchase is not more than 1% of the amount invested.

         With respect to items 8 and 9 above, the Fund will only sell shares to these parties upon the purchasers written assurance that the purchase is for their personal investment purposes only. Such purchasers may not resell the securities except through redemption by the Fund. The Fund will not charge any CDSC on redemptions by such purchasers.

Waiver of CDSCs

         The Fund does not impose a CDSC when the shares you are redeeming represent:

         1. an increase in the share value above the net cost of such shares;

         2. certain shares for which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions;

         3. shares that are in the accounts of a shareholder who has died or become disabled;

         4. a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA");

         5. an automatic withdrawal from the ERISA plan of a shareholder who is a least 59 years old;

         6. shares in an account that we have closed because the account has an aggregate net asset value of less than $1,000;

         7. an automatic withdrawal under an Systematic Income Plan of up to 1.0% per month of your initial account balance;

         8. a withdrawal consisting of loan proceeds to a retirement plan participant;

         9. a financial hardship withdrawal made by a retirement plan participant;

         10. a withdrawal consisting of returns of excess contributions or excess deferral amounts made to a retirement plan; or

         11. a redemption by an individual participant in a Qualifying Plan that purchased Class C shares (this waiver is not available in the event a Qualifying Plan, as a whole, redeems substantially all of its assets).

Exchanges

         Investors may exchange shares of the Fund for shares of the same class of any other Evergreen Fund which offers the same class of shares. Shares of any class of the Evergreen Select Funds may be exchanged for the same class of shares of any other Evergreen Select Fund. See "By Exchange" under "How to Buy Shares" in the prospectus. Before you make an exchange, you should read the prospectus of the Evergreen Fund into which you want to exchange. The Trust's Board of Trustees reserves the right to discontinue, alter or limit the exchange privilege at any time.

Automatic Reinvestment

         As described in the prospectus, a shareholder may elect to receive dividends and capital gains distributions in cash instead of shares. However, ESC will automatically reinvest all dividends and distributions in additional shares when it learns that the postal or other delivery service is unable to deliver checks or transaction confirmations to the shareholder's address of record. When a check is returned, the Fund will hold the check amount in a no-interest account in the shareholder's name until the shareholder updates his or her address or automatic reinvestment begins. Uncashed or returned redemption checks will also be handled in the manner described above.


                                PRICING OF SHARES

Calculation of Net Asset Value


         The Fund calculates its net asset value ("NAV") once daily (or twice daily, for Money Market Funds) on Monday through Friday, as described in the prospectus. The Fund will not compute its NAV on the days the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


         The NAV of the Fund is calculated by dividing the value of the Fund's net assets attributable to that class by all of the shares issued for that class.

Valuation of Portfolio Securities

         Current values for the Fund's portfolio securities are determined as follows:

         (1) Securities that are traded on an established securities exchange or the over-the-counter National Market System ("NMS") are valued on the basis of the last sales price on the exchange where primarily traded or on the NMS prior to the time of the valuation, provided that a sale has occurred.

         (2) Securities traded on an established securities exchange or in the over-the-counter market for which there has been no sale and other securities traded in the over-the-counter market are valued at the mean of the bid and asked prices at the time of valuation.

         (3) Short-term investments maturing in more than 60 days, for which market quotations are readily available, are valued at current market value.

         (4) Short-term investments maturing in sixty days or less are valued at amortized cost, which approximates market.

         (5) Securities, including restricted securities, for which market quotations are not readily available; listed securities or those on NMS if, in the investment advisor's opinion, the last sales price does not reflect an accurate current market value; and other assets are valued at prices deemed in good faith to be fair under procedures established by the Board of Trustees.

         (6) Municipal bonds are valued by an independent pricing service at fair value using a variety of factors which may include yield, liquidity, interest rate risk, credit quality, coupon, maturity and type of issue.


Foreign securities are generally valued on the basis of valuations provided by a pricing service, approved by the Fund's Board of Trustees, which uses information with respect to transactions in such securities, quotations from broker-dealers, market transactions in comparable securities, and various relationships between securities and yield to maturity in determining value.


                            PERFORMANCE CALCULATIONS

Total Return

         Total return quotations for a class of shares of the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five and ten year periods, or the time periods for which such class of shares has been effective, whichever is relevant, on a hypothetical $1,000 investment that would equate the initial amount invested in the class to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the relevant periods.

         The following is the formula used to calculate average annual total return:

              P(1 + T)n = ERV

         P =   initial  payment  of $1,000
         T =   average  annual  total  return
         N =   number of years
         ERV = ending redeemable value of the initial $1,000

Yield

         Described below are yield calculations the Fund may use. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis. Yields based on these calculations do not represent the Fund's yield for any future period.

30-Day Yield

         If the Fund invests primarily in bonds, it may quote its 30-day yield in advertisements or in reports or other communications to shareholders. It is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                      a-b
                          Yield = 2[(----- +1)6 - 1]
                                      cd
         Where:
         a = Dividends and interest earned during the period b = Expenses accrued for the period (net of reimbursements) c = The average daily number of shares outstanding during the period that were entitled to receive dividends
         d = The maximum offering price per share on the last day of the period

7-Day Current and Effective Yield

         If the Fund invests primarily in money market instruments, it may quote its 7-day current yield or effective yield in advertisements or in reports or other communications to shareholders.

         The current yield is calculated by determining the net change, excluding capital changes and income other than investment income, in the value of a hypothetical, pre-existing account having a balance of one share at the beginning of the 7-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7).

         The effective yield is based on a compounding of the current yield, according to the following formula:

Tax Equivalent Yield

         If the Fund invests primarily in municipal bonds, it may quote in advertisements or in reports or other communications to shareholders a tax equivalent yield, which is what an investor would generally need to earn from a fully taxable investment in order to realize, after income taxes, a benefit equal to the tax free yield provided by the Fund. Tax equivalent yield is calculated using the following formula:
                                                Yield
                  Tax Equivalent Yield = ---------------------
                                          1 - Income Tax Rate

                  The quotient is then added to that portion, if any, of the Fund's yield that is not tax exempt. Depending on the Fund's objective, the income tax rate used in the formula above may be federal or a combination of federal and state.


                              PRINCIPAL UNDERWRITER

         EDI is the principal underwriter for the Trust and with respect to each class of shares of the Fund. The Trust has entered into a Principal Underwriting Agreement ("Underwriting Agreement") with EDI with respect to each class of the Fund. EDI is a subsidiary of The BISYS Group, Inc.

         EDI, as agent, has agreed to use its best efforts to find purchasers for the shares. EDI may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers, and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that EDI will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it.

         All subscriptions and sales of shares by EDI are at the public offering price of the shares, which is determined in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, current prospectuses and SAI. All orders are subject to acceptance by the Fund and the Fund reserves the right, in its sole discretion, to reject any order received. Under the Underwriting Agreement, the Fund is not liable to anyone for failure to accept any order.

         EDI has agreed that it will, in all respects, duly conform with all state and federal laws applicable to the sale of the shares. EDI has also agreed that it will indemnify and hold harmless the Trust and each person who has been, is, or may be a Trustee or officer of the Trust against expenses reasonably incurred by any of them in connection with any claim, action, suit, or proceeding to which any of them may be a party that arises out of or is alleged to arise out of any misrepresentation or omission to state a material fact on the part of EDI or any other person for whose acts EDI is responsible or is alleged to be responsible, unless such misrepresentation or omission was made in reliance upon written information furnished by the Trust.

         The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually (i) by a vote of a majority of the Trust's Trustees who are not interested persons of the Fund, as defined in the 1940 Act (the "Independent Trustees"), and (ii) by vote of a majority of the Trust's Trustees, in each case, cast in person at a meeting called for that purpose.

         The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares subject to such agreement. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

         From time to time, if, in EDI's judgment, it could benefit the sales of shares, EDI may provide to selected broker-dealers promotional materials and selling aids, including, but not limited to, personal computers, related software, and data files.


                     DISTRIBUTION EXPENSES UNDER RULE 12b-1

         The Fund bears some of the costs of selling its Class A, Class B, Class C and Institutional Service shares, as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act. These 12b-1 fees are indirectly paid by the shareholder, as shown by the Fund's expense table in the prospectus.

         Under the Distribution Plans (each a "Plan," together, the "Plans") that the Fund has adopted for its Class A, Class B, Class C and Institutional Service shares, as applicable, the Fund may incur expenses for 12b-1 fees up to a maximum annual percentage of the average daily net assets attributable to a class, as follows:

                        ------------------------------- ---------------

                                   Class A                  0.75%*
                        ------------------------------- ---------------
                        ------------------------------- ---------------

                                   Class B                  1.00%
                        ------------------------------- ---------------
                        ------------------------------- ---------------

                                   Class C                  1.00%
                        ------------------------------- ---------------
                        ------------------------------- ---------------

                            Institutional Service           0.75%*
                        ------------------------------- ---------------

                  * Currently limited to 0.25% or less to be used exclusively as a shareholder service fee. See the expense table in the prospectus of the Fund in which you are interested.

         Of the amounts above, each class may pay under its Plan a maximum service fee of 0.25% to compensate organizations, which may include the Fund's investment advisor or its affiliates, for personal services provided to shareholders and the maintenance of shareholder accounts. The Fund may not, during any fiscal period, pay distribution or service fees greater than the amounts above.

         Amounts paid under the Plans are used to compensate EDI pursuant to Distribution Agreements (each an "Agreement," together, the "Agreements") that the Fund has entered into with respect to its Class A, Class B, Class C and Institutional Service shares, as applicable. The compensation is based on a maximum annual percentage of the average daily net assets attributable to a class, as follows:

                                  ----------------------------- -------------
                                  Class A                       0.25%*
                                  ----------------------------- -------------
                                  ----------------------------- -------------
                                  Class B                       1.00%
                                  ----------------------------- -------------
                                  ----------------------------- -------------
                                  Class C                       1.00%
                                  ----------------------------- -------------
                                  ----------------------------- -------------
                                  Institutional Service         0.25%*
                                  ----------------------------- -------------

                  *May be lower. See the expense table in the prospectus of the
                   Fund in which you are interested.

         The Agreements provide that EDI will use the distribution fees received from the Fund for the following purposes:

         (1) to compensate broker-dealers or other persons for distributing Fund shares;

         (2) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to the Fund's shareholders; and

         (3) to otherwise promote the sale of Fund shares.

         The Agreements also provide that EDI may use distribution fees to make interest and principal payments in respect of amounts that have been financed to pay broker-dealers or other persons for distributing Fund shares. EDI may assign its rights to receive compensation under the Plans to secure such financings. FUNB or its affiliates may finance payments made by EDI to compensate broker-dealers or other persons for distributing shares of the Fund.

         In the event the Fund acquires the assets of another mutual fund, compensation paid to EDI under the Agreements may be paid by the Fund's Distributor to the acquired fund's distributor or its predecessor.

         Since EDI's compensation under the Agreements is not directly tied to the expenses incurred by EDI, the compensation received by it under the Agreements during any fiscal year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the compensation paid to EDI for that year may be paid from distribution fees received from the Fund in subsequent fiscal years.

         Distribution fees are accrued daily and paid at least annually on Class B and Class C shares and are charged as class expenses, as accrued. The distribution fees attributable to the Class B and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of a front-end sales charge, while at the same time permitting EDI to compensate broker-dealers in connection with the sale of such shares.


         Service fees are accrued daily and paid at least annually on Class A, Class B, Class C, and Institutional Service shares and are charged as class expenses, as accrued.

         Under the Plans, the Treasurer of the Trust reports the amounts expended under the Plans and the purposes for which such expenditures were made to the Trustees of the Trust for their review on a quarterly basis. Also, each Plan provides that the selection and nomination of the Independent Trustees are committed to the discretion of such Independent Trustees then in office.

         The investment advisor may from time to time from its own funds or such other resources as may be permitted by rules of the SEC make payments for distribution services to EDI; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Each Plan and the Agreement will continue in effect for successive 12-month periods provided, however, that such continuance is specifically approved at least annually by the Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of that class and, in either case, by a majority of the Independent Trustees of the Trust.

         The Plans permit the payment of fees to brokers and others for distribution and shareholder-related administrative services and to broker-dealers, depository institutions, financial intermediaries and administrators for administrative services as to Class A, Class B, Class C and Institutional Service shares. The Plans are designed to (i) stimulate brokers to provide distribution and administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares and (ii) stimulate administrators to render administrative support services to the Fund and holders of Class A, Class B, Class C and Institutional Service shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer, as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding Class A, Class B, Class C and Institutional Service shares; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests for its Class A, Class B, Class C and Institutional Service shares.

         In the event that the Plan or Distribution Agreement is terminated or not continued with respect to one or more classes of the Fund, (i) no distribution fees (other than current amounts accrued but not yet paid) would be owed by the Fund to EDI with respect to that class or classes, and (ii) the Fund would not be obligated to pay EDI for any amounts expended under the Distribution Agreement not previously recovered by the EDI from distribution services fees in respect of shares of such class or classes through deferred sales charges.

         All material amendments to any Plan or Agreement must be approved by a vote of the Trustees of the Trust or the holders of the Fund's outstanding voting securities, voting separately by class, and in either case, by a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval; and any Plan or Distribution Agreement may not be amended in order to increase materially the costs that a particular class of shares of the Fund may bear pursuant to the Plan or Distribution Agreement without the approval of a majority of the holders of the outstanding voting shares of the class affected. Any Plan or Distribution Agreement may be terminated (i) by the Fund without penalty at any time by a majority vote of the holders of the outstanding voting securities of the Fund, voting separately by class or by a majority vote of the Independent Trustees, or (ii) by EDI. To terminate any Distribution Agreement, any party must give the other parties 60 days' written notice; to terminate a Plan only, the Fund need give no notice to EDI. Any Distribution Agreement will terminate automatically in the event of its assignment. For more information about 12b-1 fees, see "Expenses" in the prospectus and "12b-1 Fees" under "Expenses" in Part 1 of this SAI.


                                 TAX INFORMATION

Requirements for Qualifications as a Regulated Investment Company

         The Fund intends to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under Subchapter M of the Code, as amended. (Such qualification does not involve supervision of management or investment practices or policies by the Internal Revenue Service.) In order to qualify as a RIC, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to proceeds from securities loans, gains from the sale or other disposition of securities or foreign currencies and other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such securities; and (ii) diversify its holdings so that, at the end of each quarter of its taxable year, (a) at least 50% of the market value of the Fund's total assets is represented by cash, U.S. government securities and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies). By so qualifying, the Fund is not subject to federal income tax if it timely distributes its investment company taxable income and any net realized capital gains. A 4% nondeductible excise tax will be imposed on the Fund to the extent it does not meet certain distribution requirements by the end of each calendar year. The Fund anticipates meeting such distribution requirements.

Taxes on Distributions

         Unless the Fund is a municipal bond fund, distributions will be taxable to shareholders whether made in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date.

         To calculate ordinary income for federal income tax purposes, shareholders must generally include dividends paid by the Fund from its investment company taxable income (net taxable investment income plus net realized short-term capital gains, if any). The Fund will include dividends it receives from domestic corporations when the Fund calculates its gross investment income. Unless the Fund is a municipal bond fund or U.S. Treasury or U.S. Government money market fund, it anticipates that all or a portion of the ordinary dividends which it pays will qualify for the 70% dividends-received deduction for corporations. The Fund will inform shareholders of the amounts that so qualify. If the Fund is a municipal bond fund or U.S. Treasury or U.S. Government money market fund, none of its income will consist of corporate dividends; therefore, none of its distributions will qualify for the 70% dividends-received deduction for corporations.

         From time to time, the Fund will distribute the excess of its net long-term capital gains over its short-term capital loss to shareholders (i.e., capital gain dividends). For federal tax purposes, shareholders must include such capital gain dividends when calculating their net long-term capital gains. Capital gain dividends are taxable as net long-term capital gains to a shareholder, no matter how long the shareholder has held the shares.

         Distributions by the Fund reduce its NAV. A distribution that reduces the Fund's NAV below a shareholder's cost basis is taxable as described above, although from an investment standpoint, it is a return of capital. In particular, if a shareholder buys Fund shares just before the Fund makes a distribution, when the Fund makes the distribution the shareholder will receive what is in effect a return of capital. Nevertheless, the shareholder may incur taxes on the distribution. Therefore, shareholders should carefully consider the tax consequences of buying Fund shares just before a distribution.

         All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Each shareholder should consult a tax advisor to determine the state and local tax implications of Fund distributions.

         If more than 50% of the value of the Fund's total assets at the end of a fiscal year is represented by securities of foreign corporations and the Fund elects to make foreign tax credits available to its shareholders, a shareholder will be required to include in his gross income both cash dividends and the amount the Fund advises him is his pro rata portion of income taxes withheld by foreign governments from interest and dividends paid on the Fund's investments. The shareholder may be entitled, however, to take the amount of such foreign taxes withheld as a credit against his U.S. income tax, or to treat the foreign tax withheld as an itemized deduction from his gross income, if that should be to his advantage. In substance, this policy enables the shareholder to benefit from the same foreign tax credit or deduction that he would have received if he had been the individual owner of foreign securities and had paid foreign income tax on the income therefrom. As in the case of individuals receiving income directly from foreign sources, the credit or deduction is subject to a number of limitations.

Special Tax Information for Shareholders of Municipal Bond Funds

         The Fund expects that substantially all of its dividends will be "exempt interest dividends," which should be treated as excludable from federal gross income. In order to pay exempt interest dividends, at least 50% of the value of the Fund's assets must consist of federally tax-exempt obligations at the close of each quarter. An exempt interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the Fund with respect to its net federally excludable municipal obligation interest and designated as an exempt interest dividend in a written notice mailed to each shareholder not later than 60 days after the close of its taxable year. The percentage of the total dividends paid by the Fund with respect to any taxable year that qualifies as exempt interest dividends will be the same for all shareholders of the Fund receiving dividends with respect to such year. If a shareholder receives an exempt interest dividend with respect to any share and such share has been held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the exempt interest dividend amount.

         Any shareholder of the Fund who may be a "substantial user" (as defined by the Code, as amended.) of a facility financed with an issue of tax-exempt obligations or a "related person" to such a user should consult his tax advisor concerning his qualification to receive exempt interest dividends should the Fund hold obligations financing such facility.

         Under regulations to be promulgated, to the extent attributable to interest paid on certain private activity bonds, the Fund's exempt interest dividends, while otherwise tax-exempt, will be treated as a tax preference item for alternative minimum tax purposes. Corporate shareholders should also be aware that the receipt of exempt interest dividends could subject them to alternative minimum tax under the provisions of Section 56(g) of the Code (relating to "adjusted current earnings").

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent of the portion of the interest expense relating to exempt interest dividends. Such portion is determined by multiplying the total amount of interest paid or accrued on the indebtedness by a fraction, the numerator of which is the exempt interest dividends received by a shareholder in his taxable year and the denominator of which is the sum of the exempt interest dividends and the taxable distributions out of the Fund's investment income and long-term capital gains received by the shareholder.

Taxes on The Sale or Exchange of Fund Shares

         Upon a sale or exchange of Fund shares, a shareholder will realize a taxable gain or loss depending on his or her basis in the shares. A shareholder must treat such gains or losses as a capital gain or loss if the shareholder held the shares as capital assets. Capital gain on assets held for more than 12 months is generally subject to a maximum federal income tax rate of 20% for an individual. Generally, the Code will not allow a shareholder to realize a loss on shares he or she has sold or exchanged and replaced within a 61-day period beginning 30 days before and ending 30 days after he or she sold or exchanged the shares. The Code will not allow a shareholder to realize a loss on the sale of Fund shares held by the shareholder for six months or less to the extent the shareholder received exempt interest dividends on such shares. Moreover, the Code will treat a shareholder's loss on shares held for six months or less as a long-term capital loss to the extent the shareholder received distributions of net capital gains on such shares.

         Shareholders who fail to furnish their taxpayer identification numbers to the Fund and to certify as to its correctness and certain other shareholders may be subject to a 31% federal income tax backup withholding requirement on dividends, distributions of capital gains and redemption proceeds paid to them by the Fund. If the withholding provisions are applicable, any such dividends or capital gain distributions to these shareholders, whether taken in cash or reinvested in additional shares, and any redemption proceeds will be reduced by the amounts required to be withheld. Investors may wish to consult their own tax advisors about the applicability of the backup withholding provisions.

Other Tax Considerations

         The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). It does not reflect the special tax consequences to certain taxpayers (e.g., banks, insurance companies, tax exempt organizations and foreign persons). Shareholders are encouraged to consult their own tax advisors regarding specific questions relating to federal, state and local tax consequences of investing in shares of the Fund.

         Each shareholder who is not a U.S. person should consult his or her tax advisor regarding the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under a tax treaty) on amounts treated as income from U.S. sources under the Code.

                                    BROKERAGE

Brokerage Commissions

         If the Fund invests in equity securities, it expects to buy and sell them through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over-the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

         If the Fund invests in fixed income securities, it expects to buy and sell them directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When the Fund buys a security from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will deal with primary market makers unless more favorable prices are otherwise obtainable.

Selection of Brokers

         When buying and selling portfolio securities, the advisor seeks brokers who can provide the most benefit to the Fund. When selecting a broker, the investment advisor will primarily look for the best price at the lowest commission, but in the context of the broker's:

         1.       ability to provide the best net financial result to the Fund;
         2.       efficiency in handling trades;
         3.       ability to trade large blocks of securities;
         4.       readiness to handle difficult trades;
         5.       financial strength and stability; and
         6. provision of "research services," defined as (a) reports and analyses concerning issuers, industries, securities and economic factors and (b) other information useful in making investment decisions.

         The Fund may pay higher brokerage commissions to a broker providing it with research services, as defined in item 6, above. Pursuant to Section 28(e) of the Securities Exchange Act of 1934, this practice is permitted if the commission is reasonable in relation to the brokerage and research services provided. Research services provided by a broker to the investment advisor do not replace, but supplement, the services the investment advisor is required to deliver to the Fund. It is impracticable for the investment advisor to allocate the cost, value and specific application of such research services among its clients because research services intended for one client may indirectly benefit another.

         When selecting a broker for portfolio trades, the investment advisor may also consider the amount of Fund shares a broker has sold, subject to the other requirements described above.


         If the Fund is advised by Evergreen Asset Management Company ("EAMC"), Lieber & Company, an affiliate of EAMC and a member of the New York and American Stock Exchanges, will, to the extent practicable, effect substantially all of the portfolio transactions effected on those exchanges for the Fund.


Simultaneous Transactions

         The investment advisor makes investment decisions for the Fund independently of decisions made for its other clients. When a security is suitable for the investment objective of more than one client, it may be prudent for the investment advisor to engage in a simultaneous transaction, that is, buy or sell the same security for more than one client. The investment advisor strives for an equitable result in such transactions by using an allocation formula. The high volume involved in some simultaneous transactions can result in greater value to the Fund, but the ideal price or trading volume may not always be achieved for the Fund.


                                  ORGANIZATION

         The foregoing is qualified in its entirety by reference to the Trust's Declaration of Trust.

Description of Shares

         The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. Each share of the Fund represents an equal proportionate interest with each other share of that series and/or class. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series and/or class. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable.

Voting Rights

         Under the terms of the Declaration of Trust, the Trust is not required to hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, each share is entitled to one vote for each dollar of "NAV"applicable to such share. Shares generally vote together as one class on all matters. Classes of shares of the Fund have equal voting rights. No amendment may be made to the Declaration of Trust that adversely affects any class of shares without the approval of a majority of the votes applicable to the shares of that class. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect 100% of the Trustees to be elected at a meeting and, in such event, the holders of the remaining shares voting will not be able to elect any Trustees.

         After the initial meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law (for such reasons as electing or removing Trustees, changing fundamental policies, and approving advisory agreements or 12b-1 plans), unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time, the Trustees then in office will call a shareholders' meeting for the election of Trustees.

Limitation of Trustees' Liability

         The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

Banking Laws

         The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered, open-end investment companies such as the Trust. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB and its affiliates are subject to, and in compliance with, the aforementioned laws and regulations.

         Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Fund by its customers. If FUNB and its affiliates were prevented from continuing to provide for services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon the Fund's shareholders to approve a new investment advisor. If this were to occur, it is not anticipated that the shareholders of the Fund would suffer any adverse financial consequences.


                          INVESTMENT ADVISORY AGREEMENT

         On behalf of the Fund, the Trust has entered into an investment advisory agreement with the Fund's investment advisor (the "Advisory Agreement"). Under the Advisory Agreement, and subject to the supervision of the Trust's Board of Trustees, the investment advisor furnishes to the Fund (unless the Fund is Evergreen Masters Fund) investment advisory, management and administrative services, office facilities, and equipment in connection with its services for managing the investment and reinvestment of the Fund's assets. The investment advisor pays for all of the expenses incurred in connection with the provision of its services.

         If the Fund is Evergreen Masters Fund, the Advisory Agreement is similar to the above except that the investment advisor selects sub-advisors (hereinafter referred to as "Managers") for the Fund and monitors each Manager's investment program and results. The investment advisor has primary responsibility under the multi-manager strategy to oversee the Managers, including making recommendations to the Trust regarding the hiring, termination and replacement of Managers.

          The Fund pays for all charges and expenses, other than those specifically referred to as being borne by the investment advisor, including, but not limited to, (1) custodian charges and expenses; (2) bookkeeping and auditors' charges and expenses; (3) transfer agent charges and expenses; (4) fees and expenses of Independent Trustees; (5) brokerage commissions, brokers' fees and expenses; (6) issue and transfer taxes; (7) applicable costs and expenses under the Distribution Plan (as described above) (8) taxes and trust fees payable to governmental agencies; (9) the cost of share certificates; (10) fees and expenses of the registration and qualification of the Fund and its shares with the SEC or under state or other securities laws; (11) expenses of preparing, printing and mailing prospectuses, SAIs, notices, reports and proxy materials to shareholders of the Fund; (12) expenses of shareholders' and Trustees' meetings; (13) charges and expenses of legal counsel for the Fund and for the Independent Trustees on matters relating to the Fund; (14) charges and expenses of filing annual and other reports with the SEC and other authorities; and (15) all extraordinary charges and expenses of the Fund. For information on advisory fees paid by the Fund, see "Expenses" in Part 1 of this SAI.

         The Advisory Agreement continues in effect for two years from its effective date and, thereafter, from year to year only if approved at least annually by the Board of Trustees of the Trust or by a vote of a majority of the Fund's outstanding shares. In either case, the terms of the Advisory Agreement and continuance thereof must be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated, without penalty, on 60 days' written notice by the Trust's Board of Trustees or by a vote of a majority of outstanding shares. The Advisory Agreement will terminate automatically upon its "assignment" as that term is defined in the 1940 Act.

Managers (Evergreen Masters Fund only)

         Evergreen Masters Fund's investment program is based upon the investment advisor's multi-manager concept. The investment advisor allocates the Fund's portfolio assets on an equal basis among a number of investment management organizations - currently four in number - each of which employs a different investment style, and periodically rebalances the Fund's portfolio among the Managers so as to maintain an approximate equal allocation of the portfolio among them throughout all market cycles. Each Manager provides these services under a Portfolio Management Agreement. Each Manager has discretion, subject to oversight by the Trustees and the investment advisor, to purchase and sell portfolio assets consistent with the Fund's investment objectives, policies and restrictions and specific investment strategies developed by the investment advisor. The Fund's current Managers are EAMC, MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Putnam Investment Management, Inc.

         The Trust and FUNB have received an order from the SEC that permits the investment advisor to employ a "manager of managers" strategy in connection with its management of the Fund. The exemptive order permits the investment advisor, subject to certain conditions, and without shareholder approval, to: (a) select new Managers who are unaffiliated with the investment advisor with the approval of the Trust's Board of Trustees; (b) change the material terms of the Portfolio Management Agreements with the Managers; and (c) continue the employment of a Manager after an event which would otherwise cause the automatic termination of a Portfolio Management Agreement. Shareholders would be notified of any Manager changes. Shareholders have the right to terminate arrangements with a Manager by vote of a majority of the outstanding shares of the Fund. The order also permits the Fund to disclose the Managers' fees only in the aggregate.

Transactions Among Advisory Affiliates

         The Trust has adopted procedures pursuant to Rule 17a-7 of the 1940 Act ("Rule 17a-7 Procedures"). The Rule 17a-7 Procedures permit the Fund to buy or sell securities from another investment company for which a subsidiary of First Union Corporation is an investment advisor. The Rule 17a-7 Procedures also allow the Fund to buy or sell securities from other advisory clients for whom a subsidiary of First Union Corporation is an investment advisor. The Fund may engage in such transaction if it is equitable to each participant and consistent with each participant's investment objective.


                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services.
See "Expenses-Trustee Compensation" in Part 1 of this SAI.

         The Trust has an Executive Committee which consists of the Chairman of the Board, James Howell, the Vice Chairman of the Board, Michael Scofield, and Russell Salton, each of whom is an Independent Trustee. Commencing January 1, 2000, the Trust's Executive Committee will consist of the Chairman of the Board, Michael Scofield, K. Dunn Gifford and Russell Salton. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings.

         Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.


Name                                 Position with Trust         Principal Occupations for Last Five Years
Laurence B. Ashkin                   Trustee                     Real estate developer and construction consultant; and
(DOB: 2/2/28)                                                    President of Centrum Equities (real estate development) and
                                                                 Centrum Properties, Inc.(real estate development).

Charles A. Austin III                Trustee                     Investment Counselor to Appleton Partners, Inc.(investment
(DOB: 10/23/34)                                                  advice); former Director, Executive Vice President and
                                                                 Treasurer, State Street Research & Management Company
                                                                 (investment advice); Director, The Andover Companies
                                                                 (insurance); and Trustee, Arthritis Foundation of New
                                                                 England.

K. Dun Gifford                       Trustee                     Trustee, Treasurer and Chairman of the Finance Committee,
(DOB: 10/12/38)                                                  Cambridge College; Chairman Emeritus and Director, American
                                                                 Institute of Food and Wine; Chairman and President, Oldways
                                                                 Preservation and Exchange Trust (education); former Chairman of the Board,  Director,  and Executive Vice President,
                                                                 The London Harness  Company  (leather goods  purveyor);
                                                                 former  Managing  Partner,   Roscommon  Capital  Corp.;
                                                                 former Chief Executive  Officer,  Gifford Gifts of Fine
                                                                 Foods; former Chairman,  Gifford, Drescher & Associates
                                                                 (environmental consulting).

James S. Howell*                     Chairman of the Board       Former Chairman of the Distribution Committee, Foundation
(DOB: 8/13/24)                       of  Trustees                for the Carolinas; and former Vice President of Lance Inc.
                                                                 (food manufacturing).

Leroy Keith, Jr.                     Trustee                     Chairman of the Board and Chief Executive Officer, Carson
(DOB: 2/14/39)                                                   Products Company (manufacturing); Director of Phoenix Total
                                                                 Return Fund and Equifax, Inc. (worldwide information
                                                                 management); Trustee of Phoenix Series Fund, Phoenix
                                                                 Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund;
                                                                 and former President, Morehouse College.

Gerald M. McDonnell                  Trustee                     Sales and Marketing Management with Nucor-Yamoto, Inc.
(DOB: 7/14/39)                                                   (steel producer).

Thomas L. McVerry                    Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and Director of Carolina Cooperative
                                                                 Credit Union.

William Walt Pettit                  Trustee                     Partner in the law firm of William Walt Pettit, P.A.
(DOB: 8/26/55)

David M. Richardson                  Trustee                     Vice Chair and former Executive Vice President, DHR
(DOB: 9/14/41)                                                   International, Inc. (executive recruitment); former Senior
                                                                 Vice President, Boyden International Inc. (executive
                                                                 recruitment); and Director, Commerce and Industry
                                                                 Association of New Jersey, 411 International, Inc.
                                                                 (communications), and J&M Cumming Paper Co.

Russell A. Salton, III MD            Trustee                     Medical Director, U.S. Health Care/Aetna Health Services;
(DOB: 6/2/47)                                                    former Managed Health Care Consultant; and former
                                                                 President, Primary Physician Care.

Michael S. Scofield*                 Vice Chairman of the        Attorney, Law Offices of Michael S. Scofield.
(DOB: 2/20/43)                       Board of Trustees

Richard J. Shima                     Trustee                     Independent Consultant; former Chairman, Environmental
(DOB: 8/11/39)                                                   Warranty, Inc. (insurance agency); former Executive
                                                                 Consultant, Drake Beam Morin, Inc. (executive
                                                                 outplacement); Director of CTG Resources, Inc. (natural
                                                                 gas), Hartford Hospital, Old State House Association, and
                                                                 Enhance Financial Services, Inc.; former Director Middlesex
                                                                 Mutual Assurance Company; former Chairman, Board of
                                                                 Trustees, Hartford Graduate Center; Trustee, Greater
                                                                 Hartford YMCA.

Anthony J. Fischer**                 President and Treasurer     Vice President/Client Services, BISYS Fund Services.
(DOB:2/10/59)

Nimish S. Bhatt***                   Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, EAMC/First Union National Bank; former
                                                                 Senior Tax Consulting/Acting Manager, Investment Companies
                                                                 Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft***                        Vice President              Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)
                                                                 Senior Vice President and Assistant General Counsel, First
Michael H. Koonce                    Secretary                   Union Corporation; former Senior Vice President and General
(DOB: 4/20/60)                                                   Counsel, Colonial Management Associates, Inc.

* As of January 1, 2000, Michael S. Scofield will become Chairman of the Board and James S. Howell will become Trustee Emeritis.
**     Address: BISYS Fund Services, 90 Park Avenue, New York, New York 10016
***    Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001

                      CORPORATE AND MUNICIPAL BOND RATINGS

         The Fund relies on ratings provided by independent rating services to help determine the credit quality of bonds and other obligations the Fund intends to purchase or already owns. A rating is an opinion of an issuer's ability to pay interest and/or principal when due. Ratings reflect an issuer's overall financial strength and whether it can meet its financial commitments under various economic conditions.

         If a security held by the Fund loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

         The principal rating services, commonly used by the Fund and investors generally, are S&P and Moody's. The Fund may also rely on ratings provided by Fitch. Rating systems are similar among the different services. As an example, the chart below compares basic ratings for long-term bonds. The "Credit Quality" terms in the chart are for quick reference only. Following the chart are the specific definitions each service provides for its ratings.

                                                 COMPARISON OF LONG-TERM BOND RATINGS
     ----------------- ---------------- --------------- =================================================

     MOODY'S           S&P              FITCH           Credit Quality
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Aaa               AAA              AAA             Excellent Quality (lowest risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Aa                AA               AA              Almost Excellent Quality (very low risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     A                 A                A               Good Quality (low risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Baa               BBB              BBB             Satisfactory Quality (some risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Ba                BB               BB              Questionable Quality (definite risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     B                 B                B               Low Quality (high risk)
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

     Caa/Ca/C          CCC/CC/C         CCC/CC/C        In or Near Default
     ----------------- ---------------- --------------- =================================================
     ----------------- ---------------- --------------- =================================================

                       D                DDD/DD/D        In Default
     ----------------- ---------------- --------------- =================================================


                                 CORPORATE BONDS

                                LONG-TERM RATINGS

Moody's Corporate Long-Term Bond Ratings

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations, (i.e. they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P  Corporate Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action. An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Corporate Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D        Default.  Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%-90% of such outstandings, and D the lowest recovery potential, i.e. below 50%.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.

                          CORPORATE SHORT-TERM RATINGS

Moody's Corporate Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.


S&P Corporate Short-Term Obligation Ratings

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred--and not where a default is only expected. S&P changes ratings to D either:

o        On the day an interest and/or principal payment is due and is not paid.
         An exception is made if there is a grace period and S&P believes that a payment will be made, in which case the rating can be maintained; or

o Upon voluntary bankruptcy filing or similar action, An exception is made if S&P expects that debt service payments will continue to be made on a specific issue. In the absence of a payment default or bankruptcy filing, a technical default (i.e., covenant violation) is not sufficient for assigning a D rating.

Fitch Corporate Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.



                                 MUNICIPAL BONDS

                                LONG-TERM RATINGS

Moody's Municipal Long-Term Bond Ratings

Aaa Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range raking and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

S&P Municipal Long-Term Bond Ratings

AAA An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: As described below, obligations rated BB, B, CCC,
CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet it financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Fitch Municipal Long-Term Bond Ratings

Investment Grade

AAA Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. A ratings denote a lower expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.
Securities rated in this category are not investment grade.

B Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, D Default. Securities are not meeting current obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. DD designates lower recovery potential and D the lowest.

+ or - may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA rating category or to categories below CCC.


                          SHORT-TERM MUNICIPAL RATINGS

Moody's Municipal Short-Term Issuer Ratings

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidence by many of the following characteristics.

--  Leading market positions in well-established industries.

--  High rates of return on funds employed.

-- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

-- Broad margins in earnings coverage of fixed financial changes and high internal cash generation.

-- Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

Not Prime Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Municipal Short-Term Loan Ratings

MIG 1 This designation denotes best quality. There is strong protection by established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3 This designation denotes favorable quality. Liquidity and cash-flow protection may be narrow and market access for refinancing is likely to be less well established.

SG This designation denotes speculative quality. Debt instruments in this category may lack margins of protection.


S&P Commercial Paper Ratings

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated B are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

S&P Municipal Short-Term Obligation Ratings

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2   Satisfactory   capacity  to  pay  principal   and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Fitch Municipal Short-Term Obligation Ratings

F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D Default. Denotes actual or imminent payment default.



                             ADDITIONAL INFORMATION

         Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

         No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, SAI or in supplemental sales literature issued by the Fund or EDI, and no person is entitled to rely on any information or representation not contained therein.

         The Fund's prospectus and SAI omit certain information contained in the Trust's registration statement, which you may obtain for a fee from the SEC in Washington, D.C.

                             EVERGREEN EQUITY TRUST

                                     PART C



Item 23    Exhibits


Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 8, 1997

(b)       By-laws                                                Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 8, 1997


(c)       Provisions of instruments defining the rights          Incorporated by reference to Exhibits I and II
          of holders of the securities being registered          of Registrant's Registration Statement
          are contained in the Declaration of Trust              Filed on October 8, 1997
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII.


(d)(1)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and First             Post-Effective Amendment No. 4 to
          Union National Bank                                    Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(d)(2)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Post-Effective Amendment No. 4 to
          Asset Management Corp.                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(d)(3)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and                   Post-Effective Amendment No. 4 to
          Evergreen Investment Management Company                Registrant's Registration Statement
          (formerly Keystone Investment Management               Filed on March 12, 1998
          Company)

(d)(4)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and                   Post-Effective Amendment No. 12 to
          Meridian Investment Company                            Registrant's Registration Statement
                                                                 Filed on February 1, 1999

(d)(5)    Sub-advisory Agreement between Evergreen Asset         Incorporated by reference to
          Management Corp. and Lieber & Company                  Post-Effective Amendment No.9 to
                                                                 Registrant's Registrant Statement
                                                                 Filed on October 1, 1998

(d)(6)    Portfolio Management Agreement between                 Incorporated by reference to
          OppenheimerFunds, Inc. and First Union                 Post-Effective Amendment No. 12 to
          National Bank                                          Registrant's Registration Statement
                                                                 Filed on February 1, 1999

(d)(7)    Portfolio Management Agreement between                 Incorporated by reference to
          MFS Institutional Advisors, Inc. and First             Post-Effective Amendment No. 12 to
          Union National Bank                                    Registrant's Registration Statement
                                                                 Filed on February 1, 1999

(d)(8)    Portfolio Management Agreement between                 Incorporated by reference to
          Putnam Investment Management, Inc. and First           Post-Effective Amendment No. 12 to
          Union National Bank                                    Registrant's Registration Statement
                                                                 Filed on February 1, 1999

(d)(9)    Form of Investment Advisory and Management             Incorporated by reference to
          Agreement between the Registrant and Mentor            Post-Effective Amendment No. 19 to
          Investment Advisors, LLC                               Registrant's Registration Statement
                                                                 Filed on October 14, 1999

(e)(1)    Class A and Class C Principal Underwriting             Incorporated by reference to
          Agreement between the Registrant and Evergreen         Post-Effective Amendment No. 4 to
          Distributor, Inc.                                      Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(e)(2)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Investment        Post-Effective Amendment No. 4 to
          Services, Inc. (B-1)                                   Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(e)(3)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 4 to
          Inc. (B-2)                                             Registrant's Registration Statement
                                                                 Filed on March 12, 1998


(e)(4)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 4 to
          Inc. (Evergreen/KCF)                                   Registrant's Registration Statement
                                                                 Filed on March 12, 1998


(e)(5)    Class Y Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 4 to
          Inc.                                                   Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(e)(6)    Principal Underwriting Agreement between               Incorporated by reference to
          the Registrant and Kokusai Securities Company          Post-Effective Amendment No. 6 to
          Limited                                                Registrant's Registration Statement
                                                                 Filed on July 31, 1998


(e)(7)    Specimen Copy of Dealer Agreement used by              Incorporated by reference to
          Evergreen Distributor, Inc.                            Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

(e)(8)    Principal Underwriting Agreement between               Incorporated by reference to
          the Registrant and Nomura Securities Company           Post-Effective Amendment No. 6 to
                                                                 Registrant's Registration Statement
                                                                 Filed on July 31, 1998

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

(g)       Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(h)(1)    Administration Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Investment                    Post-Effective Amendment No. 4 to
          Services, Inc.                                         Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company               Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(h)(3)    Form of Administration Agreement between               Incorporated by reference to
          the Registrant and Evergeen Investment                 Post-Effective Amendment No. 19 to
          Service, Inc. (10/15/99 Agreement)                     Registrant's Registration Statement
                                                                 Filed on October 14, 1999

(i)(1)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 2
                                                                 Filed on December 12, 1997

(i)(2)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Post-Effective Amendment No. 19 to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 14, 1999

(j)(1)    Consent of KPMG LLP                                    Incorporated by reference to
          Domestic Growth Funds                                  Registrant's Post-Effective Amendment No. 12
                                                                 Filed on February 1, 1999

(j)(2)    Consent of PricewaterhouseCoopers LLP                  Incorporated by reference to Registrant's
          Domestic Growth Funds                                  Post-Effective Amendment No. 12
                                                                 Filed on February 1, 1999

(j)(3)    Consent of Ernst & Young LLP                           Incorporated by reference to Registrant's
          Domestic Growth Funds                                  Post-Effective Amendment No. 12
                                                                 Filed on February 1, 1999

(j)(4)    Consent of KPMG LLP                                    Incorporated by reference to Registrant's
          Balanced Fund                                          Post-Effective Amendment No. 16
                                                                 Filed on July 29, 1999


(j)(5)    Consent of PricewaterhouseCoopers LLP                  Contained herein
          Growth and Income Funds

(j)(6)    Consent of KPMG LLP                                    Contained herein
          Growth and Income Funds

(j)(7)    Consent of KPMG LLP                                    Incorporated by reference to
                                                                 Post-Effective Amendment No. 19 to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 14, 1999

(k)       Not applicable

(l)       Not applicable

(m)(1)    12b-1 Distribution Plan for Class A                    Incorporated by reference to
                                                                 Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(m)(2)    12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KAF B-1)                                              Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(m)(3)    12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KAF B-2)                                              Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(m)(4)    12b-1 Distribution Plan for Class B                    Incorporated by reference to
          (KCF/Evergreen)                                        Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(m)(5)    12b-1 Distribution Plan for Class C                    Incorporated by reference to
                                                                 Post-Effective Amendment No. 4 to
                                                                 Registrant's Registration Statement
                                                                 Filed on March 12, 1998

(n)        Not applicable

(o)        Multiple Class Plan                                   Incorporated by reference to Post-Effective
                                                                 Amendment No. 13 to Registrants's Registration
                                                                 Statement filed on April 30, 1999

Item 24.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 25.       Indemnification.

     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and omissions.

     Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, the Registrant's transfer agent, are contained in the Master Transfer and Recordkeeping Agreement between Evergreen Service Company and the Registrant.

     Provisions for the indemnification of State Street Bank and Trust Company, the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Company and the Registrant.

Item 26.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

John R. Georgius                   President, Chief Operating Officer and
                                   Director, First Union Corporation;
                                   President, First Union National Bank

Mark Treanor                       Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President, First Union National Bank

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The information required by this item with respect to Evergreen Asset Management Corp. is incorporated by reference to the Form ADV (File No. 801-46522) of Evergreen Asset Management Corp.

     The information required by this item with respect to Evergreen Investment Management Company (formerly Keystone Investment Management Company) is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company.

     The information required by this item with respect to Meridian Investment Company is incorporated by reference to the Form ADV (File No. 801-8327) of Meridian Investment Company.

     The information required by this item with respect to Mentor Investment Advisors, LLC is incorporated by reference to the Form ADV (File No. 801-40384) of Mentor Investment Advisors, LLC.


Item 27.       Principal Underwriters.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Maryann Bruce                      Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     All of the above persons are located at the following address except Ms.
Bruce: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.

     Ms. Bruce is located at 201 South College Street, Charlotte, NC 28288

     The information required by this item with respect to Mentor Investment Advisors, LLC is incorporated by reference to the Form ADV (File No. 801-40384) of Mentor Investment Advisors, LLC.

     The Registrant has not paid, directly or indirectly, any commissions or other compensation to the Principal Underwriter in the last fiscal year.


Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Evergreen Investment Management Company (formerly Keystone Investment Management Company), all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Evergreen Asset Management Corp., 2500 Westchester Avenue, Purchase, New York 10577

     Mentor Investment Advisors, LLC, 901 East Byrd Street, Richmond, Virginia 23219

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

     Meridian Investment Co., 55 Valley Stream Parkway, Malvern, Pennsylvania 19355


Item 29.       Management Services.

     Not Applicable


Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 29th day of November, 1999.

                                         EVERGREEN EQUITY TRUST


                                         By: /s/ Anthony J. Fischer
                                             -----------------------------
                                             Name: Anthony J. Fischer
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of November, 1999.

/s/Anthony J. Fischer                   /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
Anthony J. Fischer                      Laurence B. Ashkin*               Charles A. Austin III*
President and Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Chairman of the Board             Trustee
                                        and Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Vice Chairman of the Board
                                                                           and Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD      /s/ Leroy Keith, Jr.
------------------------------          -------------------------------    --------------------------------
David M. Richardson*                    Russell A. Salton, III MD*         Leroy Keith, Jr.
Trustee                                 Trustee                            Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee

*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact


     *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                             INDEX TO EXHIBITS


Exhibit Number           Exhibit
--------------           -------
(j)(5)                Consent of PricewaterhouseCoopers LLP
                      Growth and Income Funds

(j)(6)                Consent of KPMG LLP
                      Growth and Income Funds